SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933                              [ ]

PRE-EFFECTIVE AMENDMENT NO.                     [1 ]

POST-EFFECTIVE AMENDMENT NO.                  [ ]

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CALVERT VARIABLE SERIES, INC.

(Exact name of Registrant as Specified in Charter)

4500 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)(Zip Code)

(301) 951-4858

(Area Code and Telephone Number)

William M. Tartikoff, Esq.

Calvert Variable Series, Inc.

4500 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:  October 15, 2003  (Date of Shareholder Meeting)

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The registrant hereby amends this registration statement on such date as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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Title of Securities Being Registered: Common Shares

THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

CALVERT VARIABLE SERIES, INC.

AMERITAS EMERGING GROWTH PORTFOLIO

AMERITAS RESEARCH PORTFOLIO

AMERITAS GROWTH WITH INCOME PORTFOLIO

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on October 15, 2003

NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio, each a series of Calvert Variable Series, Inc. (the “Fund”), will be held  in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on Wednesday, October 15, 2003, for the following purposes:

To consider and act on an Agreement and Plan of Reorganization (the Agreement), dated ____________, 2003, providing for the transfer of substantially all of the assets of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio to the Ameritas Core Strategies Portfolio, each a separate portfolio of Calvert VariableSeries, Inc.,in exchange for shares of equal value of the Ameritas Core Strategies Portfolio. The Agreement also provides for the distribution of those shares of theAmeritas Core Strategies Portfolio to shareholders of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio, in liquidation and subsequent termination of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio.

To transact any other business that may properly come before the Special Meeting or anyadjournment or adjournments thereof.

On behalf of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio, the Board of Directors of Calvert Variable Series, Inc. has fixed the close of business on August 1, 2003 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Special Meeting or any adjournment thereof.

September __, 2003

By Order of the Board of Directors,

William M. Tartikoff, Esq.
Vice President

PROSPECTUS AND PROXY STATEMENT

September __, 2003

Acquisition of the assets of

Ameritas Emerging Growth Portfolio

Ameritas Research Portfolio

Ameritas Growth With Income Portfolio,

By and in exchange for shares of

Ameritas Core Strategies Portfolio,

4550 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

800-368-2745

This Prospectus and Proxy Statement relates to the proposed transfer of all of the assets of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio (the “Reorganization”). Following the transfer, the Ameritas Core Strategies Portfolio shares will be distributed to shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Merging Portfolios. The transaction will only occur if shareholders vote in favor of the proposed transfer.

The Merging Portfolios and the Ameritas Core Strategies Portfolio are each series of Calvert Variable Series, Inc., an open-end series management investment company organized as a Maryland corporation.

Each of the Merging Portfolios is a series of Calvert Variable Series, Inc., an open-end series management investment company organized as a Maryland corporation. The respective investment objectives for the Merging Portfolios are as follows:

Ameritas Emerging Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

Ameritas Research Portfolio seeks long-term growth of capital and future income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.  The Portfolio focuses on companies the subadvisor believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

Ameritas Growth With Income Portfolio seeks to provide long-term growth of capital with a secondary objective to seek reasonable current income by investing, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

As of June 30, 2003, the net assets of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio were $33,531,673, $16,163,562 and $16,551,995, respectively.

The Ameritas Core Strategies Portfolio is also a series of Calvert Variable Series, Inc., an open-end series management investment company organized as a Maryland corporation. The investment objective for the Ameritas Core Strategies Portfolio is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary non-fundamental goal of the Portfolio is to seek some current income.

If you are the owner of a variable life insurance policy or a variable annuity contract issued by Ameritas Variable Life Insurance Company (“AVLIC”) or First Ameritas Life Insurance Corp. of New York (“FALIC”), you are not actually a Fund shareholder. The issuing insurance companies are the legal owners of the Fund’s shares. Despite not having the legal status as an owner of the shares, we may refer to you as a “shareholder” and your interest in the portfolios as “shares”. The issuing life insurance companies want you to return the Voting Instructions so that they can vote the Fund shares represented by your variable insurance policy or variable annuity contract in accordance with your instructions. The persons named as proxies in the enclosed Voting Instructions intend to vote all of the shares of the portfolio, proportionately in accordance with the instructions given by those variable insurance policyholders or variable annuity contract owners who respond with their voting instructions.

The approximate date on which this Prospectus, Proxy Statement, and Form of Proxy are first being mailed to shareholders is September 5, 2003.

This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely the information about Ameritas Core Strategies Portfolio that a prospective investor should know before investing. This Prospectus and Proxy Statement is accompanied by the Prospectus of the Ameritas Core Strategies Portfolio (dated August __, 2003), which has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. A Statement of Additional Information dated August __, 2003, containing additional information about the proposed reorganization has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus and Proxy Statement. The Prospectuses and joint Statement of Additional Information for the Merging Portfolios, and the Annual Reports to Shareholders for the period ended December 31, 2002 and the Semi-Annual Reports to Shareholders for the period ended June 30, 2003, for the Fund, have been filed with the SEC and are incorporated herein by reference. Copies of these documents may be obtained upon request and without charge by calling 800-745-1112 or writing the Fund at:

Calvert Variable Series, Inc.

Service Center

Attn: Ryan Walker

P.O. Box 82550

Lincoln, Nebraska 68501

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus and proxy statement are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency. When investors sell shares of the funds, the value may be higher or lower than the amount originally paid.
TABLE OF CONTENTS

Synopsis	__

Expense Comparisons

__
Risk Factors	__
Reasons for the Reorganization	__
Information about the Reorganization	__
Information about Ameritas Core Strategies Portfolio	__
Shareholder Information for Ameritas Core Strategies Portfolio	__
Comparative Information on Shareholder Rights	__
General Information about the Portfolios	__
Financial Statements and Experts	__
Voting Information	__
Shareholder Proposals	__
Other Business	__
Adjournment	__
Exhibit A - Agreement and Plan of Reorganization	__

SYNOPSIS

Reasons for the Reorganization. The Board of Directors of Calvert Variable Series, Inc. (the Directors) believe that the proposed Reorganization would be in the best interest of the shareholders of the Merging Portfolios. In reaching this conclusion, the Directors considered the relatively small size of each of the Merging Portfolios and the likelihood that they will not increase substantially in size in the foreseeable future, and that the Reorganization will offer shareholders of each of the Merging Portfolios the opportunity to pursue a similar investment objective in a larger Fund. The Directors also considered:

the fact that the objective of each of the Merging Portfolios and the Ameritas Core Strategies Portfolio is to seek capital appreciation and income;

that the adviser, AIC, will be paying the expenses associated with the Reorganization;

that the Reorganization will have no tax impact on the policyholders and contract owners;

that the interests of the existing shareholders will not be diluted as a result of the Reorganization; and

that management has agreed to waive its management fee in excess of each of the Merging Portfolios’ management fee for the two year period ending December 31, 2005. In addition, the Directors considered the cost to the Merging Portfolios’ adviser of maintaining the Merging Portfolios at each Merging Portfolios’ current size and the likelihood that, in the absence of the Reorganization, the adviser would recommend to the Directors that each of the Merging Portfolios be liquidated.

In evaluating the benefits of the proposed transaction, the Directors also considered the effect of the loss of a portion of the capital loss carryforwards that might be available to the Merging Portfolios. Management has determined that the benefits of the proposed reorganization outweigh the uncertain potential detriment resulting from possible constraints in the use of capital loss carryforwards.

The Directors have also approved the Reorganization on behalf of the Ameritas Core Strategies Portfolio.

Proposed Transaction. The Directors have authorized the Fund to enter into an Agreement and Plan of Reorganization (the “Agreement” or “Plan”) providing for the transfer of all the assets of the Merging Portfolios in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the respective shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and the Merging Portfolios will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of full and fractional Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder's shares of Ameritas Core Strategies Portfolio. For the reasons stated above, the Directors, including the independent Directors, have concluded that the Reorganization into the Ameritas Core Strategies Portfolio would be in the best interest of the shareholders of the Merging Portfolios and recommend shareholder approval.

Tax Consequences. The Plan is conditioned upon receipt by the Merging Portfolios of an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its shareholders as a result of the Reorganization. The tax basis of Ameritas Core Strategies Portfolio shares received by a shareholder will be the same as the tax basis of the shareholder's shares of the Merging Portfolios. In addition, the tax basis of the Merging Portfolios' assets in the hands of Ameritas Core Strategies Portfolio as a result of the Reorganization will be the same as the tax basis of such assets in the hands of the Merging Portfolios prior to the Reorganization. See "Information about the Reorganization."

Investment Policies. The investment objectives, policies and strategies of each Merging Portfolio and the Ameritas Core Strategies Portfolio are similar and are summarized below. For a more detailed description of the investment techniques used by the Portfolios, please see the Portfolio Prospectuses. For more information concerning the risks associated with investments in the Portfolios, see the Portfolio Prospectuses.

Each Merging Portfolio and the Ameritas Core Strategies Portfolio have similar investment objectives and principal investment strategies:

Ameritas Emerging Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

Ameritas Research Portfolio seeks long-term growth of capital and future income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Portfolio focuses on companies the subadvisor believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

Ameritas Growth With Income Portfolio seeks to provide long-term growth of capital with a secondary objective to seek reasonable current income by investing, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

Ameritas Core Strategies Portfolio seeks long-term capital appreciation by investing in equity and debt securities of all types, with a secondary non-fundamental goal of seeking some current income.

Each Merging Portfolio and the Ameritas Core Strategies Portfolio possess somewhat different fundamental investment restrictions. If shareholders of each Merging Portfolio approve the Agreement and Plan of Reorganization, they will be subject to the fundamental investment policies of the Ameritas Core Strategies Portfolio, which will not be changing in connection with the Reorganization. AIC does not believe that the differences between the Portfolios’ fundamental investment policies result in any material difference in the way the Portfolios currently are managed or in the way the Ameritas Core Strategies Portfolio will be managed if shareholders approve the Agreement and Plan of Reorganization.

EXPENSE COMPARISONS

Ameritas Emerging Growth Portfolio

Ameritas Research Portfolio

Ameritas Growth With Income Portfolio

Pro Forma - Surviving Ameritas Core Strategies Portfolio

Annual fund operating expenses[1]

Management fees	0.80%	0.80%	0.80%	0.80%
Other expenses	0.81	1.10%	1.11%	0.34%
Total fund operating
Expenses	1.61	1.90%	1.91%	0.14%
Fee Waiver and/or Expense
Reimbursement	0.66%	0.94%	0.93%	0.19%
Net Expenses	0.95%[2]	0.96%[2]	0.98%[2]	0.95%[3]

Notes to Fees and Expenses Table

1 Expenses have been annualized and are based on the six months ended June 30, 2003. Management fees include the subadvisory fee paid by the Advisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company.

2 The Advisor has agreed to limit net annual Fund operating expenses through December 31, 2003 for the Merging Portfolios. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Funds have an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on each Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses.

3 The Advisor has contractually agreed to limit annual fund operating expenses for the Ameritas Core Strategies Portfolio through December 31, 2005. Compliance with any expense limitation imposed by contract shall be measured by reference to the Portfolio’s total expenses such that the expense limit does not violate requirements of Section 17(e) of the Investment Company Act of 1940 so that the Fund and not the Advisor benefits from any expense limit.

Example. This example is intended to help you compare the cost of investing in the Portfolios (both before and after the Reorganization) with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year; and

The Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

(Unaudited)

1 Year

3 Years

5 Years

10 Years

Ameritas Emerging Growth Portfolio	$97	$443	$814	$1,855

Ameritas Research Portfolio	$98	$506	$939	$2,146

Ameritas Growth With Income Portfolio	$100	$510	$945	$2,157

Pro Forma – Surviving
Ameritas Core Strategies Portfolio	$97	$303	$570	$1,332

Effect of the Reorganization on Capital Loss Carryforwards. The following table provides comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities and the capital loss carryforwards of the Merging Portfolios as of June 30, 2003.

Ameritas Emerging Growth Portfolio

Capital Loss Carryforward	$46,329,299
Realized Gains (losses)	($1,449,580)
Net unrealized depreciation	$1,384,465

Ameritas Research Portfolio

Capital Loss Carryforward	$10,765,305
Realized Gains (losses)	($626,941)
Net unrealized depreciation	$488,748

Ameritas Growth With Income Portfolio

Capital Loss Carryforward	$7,204,967
Realized Gains (losses)	($566,027)
Net unrealized depreciation	($194,836)

If the Reorganization does not occur, the Merging Portfolios' loss carryforwards should be available to offset any net realized capital gains of the Merging Portfolios through their expiration date in 2010. It is anticipated that no distributions of net realized capital gains would be made by the Merging Portfolios until the capital loss carryforwards expire or are offset by net realized capital gains.

If the Reorganization is consummated, the Ameritas Core Strategies Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of the Merging Portfolios because of limitations imposed by the Code on the occurrence of an ownership change. Ameritas Core Strategies Portfolio should be able to use in each year a capital loss carryforward in an amount equal to the value of the Merging Portfolios' loss carryforward on the date of the Reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2003, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the Reorganization, currently anticipated to close on or about November 1, 2003.

The Advisor believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, and the differing consequences of federal and various other income taxation on a distribution received by each shareholder whose tax liabilities (if any) are determined by the net effect of a multitude of considerations that are individual to the shareholder. Merging Portfolios shareholders who need information as to state and local tax consequences, if any, should consult their tax advisors.

Capitalization. The following table shows the capitalization of each of the Merging Portfolios as of June 30, 2003, and of the Ameritas Core Strategies Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition by the Ameritas Core Strategies Portfolio of the assets and liabilities of each Merging Portfolios at net asset value:

Ameritas Emerging Growth Portfolio

Net Assets	$33,531,673

Net Asset Value
Per Share	$13.60

Shares
Outstanding	2,465,521

Ameritas Research Portfolio

Net Assets	$16,163,562

Net Asset Value
Per Share	$13.45

Shares
Outstanding	1,201,901

Ameritas Growth With Income Portfolio

Net Assets	$16,551,995

Net Asset Value
Per Share	$14.91

Shares
Outstanding	1,110,017

Pro Forma - Surviving Ameritas Core Strategies Portfolio*

Net Assets	$66,247,230

Net Asset Value
Per Share	$15.00

Shares
Outstanding	4,416,482

* The Pro Forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganization. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Portfolio on the acquisition date.

Pro forma financial statements as of for the fiscal year ended December 31, 2002 and the six month period ended June 30, 2003, are incorporated by reference in the Merger SAI. Because the Agreement provides that the Ameritas Core Strategies Portfolio will be the surviving Fund following the Reorganization, the pro forma financial statements reflect the transfer of the assets and liabilities of each class of each Merging Portfolio to the Ameritas Core Strategies Portfolio, as contemplated by the Agreement.


Risk Factors. Because the Ameritas Core Strategies Portfolio and each Merging Portfolio pursue similar investment programs, the Portfolios share similar principal risks, which include market risk (the risk that a security's price will fall in relation to, or independently from the market generally), sector risk (the risk that a certain group or category of securities will not perform as well as companies in other sectors or the market as a whole), the risks associated with investing in convertible securities (including the risk that the debt issuers could default on interest payments) as well as the risks associated with investments in foreign markets. See each Portfolio Prospectus for further information.

Merging Portfolio and the Ameritas Core Strategies Portfolio have identical procedures concerning dividends and distributions. Each Portfolio declares and pays dividends annually. Each Portfolio distributes any net realized capital gains annually. For each Portfolio, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Closing Date (as defined in the Agreement and Plan of Reorganization), each Merging Portfolio will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed.

Each Merging Portfolio and Ameritas Core Strategies Portfolio has identical procedures for purchasing shares.

Each Merging Portfolio and Ameritas Core Strategies Portfolio has identical redemption procedures. Shares of the Ameritas Core Strategies Portfolio and each Merging Portfolio may be redeemed at the net asset value next determined after receipt of a redemption request, on any day the New York Stock Exchange is open.

RISK FACTORS

Many of the risks associated with an investment in the Ameritas Core Strategies Portfolio are similar to the risks associated with an investment in the Merging Portfolios. General risks attendant to investing in any Portfolio would be that shareholders could lose money on their investment in the Portfolio, or the Portfolios could underperform. Additional risks of these Portfolios include: (1) the stock market goes down and (2) the individual stocks in the Portfolio do not perform as well as expected, and/or the Portfolio’s portfolio management practices might not work to achieve their desired result.

There are no material differences in risk between the Merging Portfolios and the Ameritas Core Strategies Portfolio.

Certain of the current holdings of the Merging Portfolios may not meet the investment objective and policies of the Ameritas Core Strategies Portfolio. In reconciling the investment policies of the Portfolios, the Advisor and Subadvisor will begin to transition the portfolio holdings from the Merging Portfolios to the Ameritas Core Strategies Portfolio. To the extent that certain of these holdings transfer to Ameritas Core Strategies Portfolio following the Reorganization, minimal transaction costs could be incurred in transitioning these holdings out of that Portfolio.

Please refer to the prior discussion on capital loss carryforwards with respect to the tax effect of transitioning holdings out of the Ameritas Core Strategies Portfolio following the Reorganization; however, it is not anticipated that there will be a significant tax effect upon Ameritas Core Strategies Portfolio pursuant to the Reorganization.

REASONS FOR THE REORGANIZATION

The Directors of Calvert Variable Series, Inc., including all of its Directors who are not "interested persons" of Calvert Variable Series, Inc. (the "Independent Directors"), have determined that the Reorganization would be in the best interests of each Merging Portfolio, and that the interests of each Merging Portfolio’s shareholders would not be diluted as a result of effecting the Reorganization. At a meeting held on June 5, 2003, the Directors approved the proposed Merger and recommended its approval by shareholders. The principal reasons why the Directors are recommending the Reorganization are as follows:

(i)        Appropriate Investment Objectives, Etc. The investment objective, policies, and restrictions of the Ameritas Core Strategies Portfolio are similar to those of each Merging Portfolio, and the Directors believe that an investment in shares of the Ameritas Core Strategies Portfolio will provide shareholders with an investment opportunity comparable to that currently afforded by each shareholder’s respective Merging Portfolio.

(ii)       Lower Operating Expenses. The Directors considered that the operating expenses of the Ameritas Core Strategies Portfolio after the Reorganization are expected to be lower than the operating expenses borne by each Merging Portfolio until at least [December 31, 2005].

(iii)      Advantage of Economies of Scale. The Directors also considered the advantages of combining three Portfolios that share similar investment objectives, styles and holdings. The Directors believe that by combining the Portfolios, the shareholders continue to have available to them a Portfolio with a similar investment objective, but can at the same time take advantage of the economies of scale associated with a larger fund rather than three separate funds. Expenses such as audit expenses and bookkeeping expenses that are charged on a per portfolio basis will be reduced.

(iv)      Costs of the Reorganization. The Directors considered the fact that the Adviser, AIC, will be paying the costs of the Reorganization.

(v)       Performance. The Directors also considered the fact that the retail Thornburg Value Fund, managed by Thornburg Asset Management, has performed better than each Merging Portfolio since their inception.

(vi)      Tax Status. The Directors further considered the fact that the Reorganization would have no tax effect on the policyholders and contract owners.

(vii)     Dilution. And lastly, the Directors considered the fact that the Reorganization will not dilute the interest of the current Shareholders.

Further, in connection with their consideration of these matters, the Directors were also advised by both Fund counsel and counsel to the Independent Directors of their fiduciary responsibilities to the Merging Portfolios' shareholders and the legal issues involved.

In addition, the Directors considered a number of additional factors, including, but not limited to: (1) the capabilities, investment experience, and resources of Thornburg Investment Management, as the proposed subadvisor to the Ameritas Core Strategies Portfolio; (2) the expenses and advisory fees applicable to the Merging Portfolios before the Reorganization and the estimated lower expense ratios for shareholders in the Ameritas Core Strategies Portfolio after the Reorganization, compared to those of the Merging Portfolios; (3) the terms and conditions of the Agreement and Plan of Reorganization and the expectation that the Reorganization would not result in dilution of current the Merging Portfolios shareholders' interests; (4) the economies of scale expected to be realizable as a result of the Reorganization; (5) the service features available to shareholders of both the Merging Portfolios and Ameritas Core Strategies Portfolio; (6) the costs estimated to be incurred to complete the Reorganization; and (7) the anticipated non-taxable treatment of the Reorganization for federal income tax purposes. Thus, when considering all of the above factors, the Directors determined that the Reorganization of the Merging Portfolios into Ameritas Core Strategies Portfolio would clearly be in the best interest of the Merging Portfolios and of its shareholders.

After this discussion, and following a review of the materials and the terms of the proposed Agreement and Plan of Reorganization, the non-interested Directors unanimously approved the reorganization proposal and recommended its approval by the Merging Portfolios' shareholders. In connection with the approval, the Directors considered among other things, the following more technical points of the possible merger:

The fact that there is no assurance that the current expense waiver and/or reimbursement applicable to the Merging Portfolios would continue after December 31, 2003;

Because the Reorganization will be effected on the basis that the net asset value of Ameritas Core Strategies Portfolio following the Reorganization will be the same as the net asset value of the Merging Portfolios immediately prior to the Reorganization, shareholders of the Merging Portfolios will not experience any dilution in the value of their investment as a result of the Reorganization;

The Merging Portfolios and Ameritas Core Strategies Portfolio each would receive an opinion of counsel that the exchanges contemplated by the Reorganization are expected to be tax-free for federal income tax purposes; and

Ameritas Investment Corp., as the Advisor to the Merging Portfolios, will pay the cost of the Reorganization incurred by the Portfolios.

INFORMATION ABOUT THE REORGANIZATION

Plan of Reorganization. Shareholders of each Merging Portfolio are being asked to approve the Reorganization between the Merging Portfolios and the Ameritas Core Strategies Portfolio. The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Merging Portfolios and the Ameritas Core Strategies Portfolio (the “Plan” or "Agreement"), a form of which is attached to this Prospectus and Proxy Statement as Exhibit A.

The proposed Agreement and Plan of Reorganization provides that Ameritas Core Strategies Portfolio will acquire all the assets of the Merging Portfolios in exchange for shares of the Ameritas Core Strategies Portfolio on November 1, 2003. The material terms of the Plan are summarized below; nonetheless, discussion of the Plan herein is qualified in its entirety by reference to the Plan in Exhibit A. The number of full and fractional Ameritas Core Strategies Portfolio shares to be issued to shareholders of the Merging Portfolios will equal the value of the shares of the Merging Portfolios outstanding immediately prior to the Reorganization. Portfolio securities of the Merging Portfolios will be valued in accordance with the valuation practices of the Ameritas Core Strategies Portfolio (See, "General Information about the Fund"). At the time of the Reorganization, the Merging Portfolios will pay all of its obligations and liabilities, and prior to the Reorganization will issue a dividend to distribute its investment company taxable income to its shareholders. The Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, the Merging Portfolios will liquidate and distribute pro rata to its shareholders of record as of the close of business on November 1, 2003, the full and fractional shares of Ameritas Core Strategies Portfolio at an aggregate net asset value equal to the value of the shareholder's shares in the Merging Portfolios next determined at the close of business on the Valuation Date (the business day immediately preceding the effective time of the transaction). This method of valuation is also consistent with interpretations of Rule 22c-1 under the Act by the Securities and Exchange Commission's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of Ameritas Core Strategies Portfolio, representing the respective pro rata number of full and fractional shares of Ameritas Core Strategies Portfolio due shareholders of the Merging Portfolios.

The consummation of the Plan is subject to the conditions set forth therein, including the following:

Shareholder Approval. The Plan shall have been approved by the affirmative vote of the holders of a majority (as defined in the Investment Company Act of 1940) of the outstanding voting securities of the Merging Portfolios.

Representations, Warranties and, Agreements. Both parties to the Reorganization shall have complied with their respective responsibilities under the Plan, the respective representations and warranties contained in this Plan shall be true in all material respects as of the closing date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either party since June 30, 2003, as applicable. Both parties shall produce certificates satisfactory in form and substance indicating that they have met the terms of the Plan.

Tax Opinion. Both parties to the Reorganization shall have received an opinion of counsel, addressed to the Funds and in form and substance satisfactory to each party, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Merging Portfolios, the Ameritas Core Strategies Portfolio, and their respective shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Prospectus and Proxy statement, and on such other written representations as the Merging Portfolios and the Ameritas Core Strategies Portfolio, respectively, will have verified. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(1)           Neither the Merging Portfolios nor Ameritas Core Strategies Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolios to Ameritas Core Strategies Portfolio in exchange for Ameritas Core Strategies Portfolio shares, and, in the case of the Merging Portfolios, upon the distribution (whether actual or constructive) of Ameritas Core Strategies Portfolio shares to the Merging Portfolios shareholders in exchange for their shares of capital stock of the Merging Portfolios;

(2)           The shareholders of the Merging Portfolios who receive Ameritas Core Strategies Portfolio shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolios for Ameritas Core Strategies Portfolio shares (including any share interests they are deemed to have received) pursuant to the Reorganization;

(3)           The tax basis of Ameritas Core Strategies Portfolio shares received by shareholders of the Merging Portfolios will be the same as the tax basis of the shares of capital stock of the Merging Portfolios surrendered in the exchange; and the holding period of Ameritas Core Strategies Portfolio shares received by each shareholder of the Merging Portfolios will include the period during which the shares of the Merging Portfolios exchanged therefor were held by such shareholder, provided the shares of the Merging Portfolios were held as a capital asset on the date of the Reorganization; and

(4)           The tax basis of the Merging Portfolios' assets acquired by the Ameritas Core Strategies Portfolio will be the same as the tax basis of such assets to the Merging Portfolios immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolios in the hands of the Ameritas Core Strategies Portfolio will include the period during which those assets were held by the Merging Portfolios.

The Plan may be terminated, and the Reorganization abandoned, at any time before or after approval by shareholders of the Merging Portfolios, prior to the Closing Date by mutual consent of the parties, or by either, if any condition set forth in the Plan has not been fulfilled or has been waived by the party entitled to its benefits. In accordance with the Plan, the Merging Portfolios and the Ameritas Core Strategies Portfolio are responsible for payment of their own expenses incurred in connection with the Reorganization; but as stated earlier, Ameritas Investment Corp., as investment advisor to the Merging Portfolios, has agreed to pay these expenses for the Portfolios.

Description of Ameritas Core Strategies Portfolio Shares. Full and fractional shares of Ameritas Core Strategies Portfolio will be issued to each shareholder in accordance with the procedures under the Plan as described above. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

Federal Income Tax Consequences. The Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and shareholders could recognize a gain or loss on the transaction. Shareholders of the Merging Portfolios should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Merging Portfolios should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganization.

Expenses. After the Reorganization, the total operating expenses of the surviving Ameritas Core Strategies Portfolio, as a percent of net assets, will match the lowest of the three expense caps for the Merging Portfolios, which is the Ameritas Emerging Growth Portfolio at 0.95% of average net assets. In addition, certain fixed costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, registration fees, mailing costs and other expenses would be spread across a larger asset base, thereby lowering the expense ratio borne by the Merging Portfolios shareholders.

INFORMATION ABOUT AMERITAS CORE STRATEGIES PORTFOLIO

As discussed above, the investment objective, principal investment strategies, and investment practices of the Ameritas Core Strategies Portfolio are complimentary of those of the Merging Portfolios.

Objective.The Ameritas Core Strategies Portfolio seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Portfolio is to seek some current income.

Principal Investment Strategies.Under normal market conditions, the Ameritas Core Strategies Portfolio expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities, which in the opinion of the Subadvisor offer prospects for meeting the Portfolio's investment goals.

The Subadvisor intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio's principal focus will be on traditional or "basic" value stocks. However, the Portfolio may include stocks that in the Subadvisor’s opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Subadvisor anticipates that the Portfolio ordinarily will have a weighted average dividend yield, before Portfolio expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

The Subadvisor primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio's selection criteria, relates both to current and to projected measures. Among the specific factors considered by the Subadvisor in identifying undervalued securities for inclusion in the Portfolio are:

price/earnings ratio

undervalued assets

price to book value

relative earnings strategies potential

price/cash flow ratio

industry strategies potential

debt/capital ration

industry leadership

dividend yield

dividend strategies potential

dividend history

franchise value

security and consistency of revenue stream

potential for favorable developments

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

Basic Valuecompanies, which, in the Subadvisor’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earnercompanies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend Strategies.

Emerging Franchisesare rapidly growing companies that in the Subadvisor’s opinion are in the process of establishing a leading position in a product, service or market, and which the Subadvisor expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in basic value or consistent Strategies companies.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing counties).

Debt securities will be considered for investment when the Subadvisor believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality.

Principal Risks.You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The market prices of stocks or bonds decline.

The individual stocks and bonds in the Portfolio do not perform as well as expected, and/or the Portfolio’s management practices might not work to achieve their desired result.

Investments in debt securities can lose value when interest rates rise. The longer the maturity of a debt security, the greater the impact a change in interest rates could have on the security’s price.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations, but the value of large cap company securities may not rise as much as the value of smaller cap company securities.

“Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

“Emerging franchise” or “Emerging growth” stocks tend to be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies are often dependent on management by one or a few key individuals, have shares that suffer above-average price declines after disappointing earnings reports and have limited product lines, markets and financial resources.

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management.

Ameritas Investment Corp.("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Portfolio. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Thornburg Investment Management, Inc.("Thornburg") (119 East Marcy Street, Suite 202, Santa Fe, NM 87501) serves as the investment subadvisor to the Portfolio. AIC has retained Thornburg Investment Management, Inc. as Subadvisor for the Core Strategies Portfolio. Thornburg Investment Management, Inc. is a limited partnership, which consists of eleven limited partners, with Garrett Thornburg maintaining the controlling interest, and serving as the Chairman. It receives a subadvisory fee, paid by the Advisor, of 0.40% of the first $50 million of the Portfolio’s average daily net assets, 0.30% of the next $100 million and 0.20% of the Portfolio’s average daily net assets exceeding $150 million.

The Portfolio is managed by William V. Fries, a Managing Director of Thornburg. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of Thornburg.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees.The Ameritas Core Strategies Portfolio's advisory agreement provides for the Fund to pay the Advisor a fee of 0.75% of the Portfolio’s average daily net assets.

Other Management Arrangements.

Ameritas Investment Corp. also serves as the principal underwriter and distributor for the Ameritas Core Strategies Portfolio. Under the terms of its underwriting agreement with the Fund, AIC markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. AIC is entitled to compensation for services performed and expenses assumed. Payments to AIC may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in 2002. AIC is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between AIC and the broker-dealers. As the Advisor and Distributor, AIC, at its own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

Calvert Administrative Services Company, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, is the Fund's administrator.

National Financial Data Services, Inc.is the Fund's transfer agent and dividend disbursing agent.

Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd. and Acacia Mutual, is the Fund's shareholder servicing agent.

SHAREHOLDER INFORMATION FOR

AMERITAS CORE STRATEGIES PORTFOLIO

Purchase, Exchange and Redemption of Shares. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (e.g., Columbus Day and Veteran’s Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions. It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes. As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the Prospectus for the Policies.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

Both the Merging Portfolios and the Ameritas Core Strategies Portfolio are series of Calvert Variable Series, Inc., a Maryland corporation. With each Portfolio organized under the same regulated investment company, they share identical Articles of Incorporation and By-laws.

GENERAL INFORMATION ABOUT THE PORTFOLIOS

Information about the Merging Portfolios is included in the respective prospectuses, which all shareholders have received. Further information is included in the Fund's Statement of Additional Information. Both the Prospectuses and the Statement of Additional Information are dated April 30, 2003. You may obtain additional copies for the Merging Portfolios, or this same information for the Ameritas Core Strategies Portfolio, by calling or writing the Fund at the address and phone number appearing below. Quarterly, semi-annual, and annual reports of the Merging Portfolios are also available by writing the Fund at Calvert Variable Series, Inc., Service Center, Attn: Ryan Walker, P.O. Box 82550, Lincoln, Nebraska 68501, or by calling 800-745-1112. The Merging Portfolios and the Ameritas Core Strategies Portfolio are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file proxy material, reports, and other information with the Securities and Exchange Commission. These reports and other information filed by the Fund can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. at 450 Fifth Street, N.W. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Fund.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Reports to shareholders of the Merging Portfolios for the period ended December 31, 2002, and the financial statements and financial highlights for the period indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of KPMG LLP, independent accountants to the Merging Portfolios, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

Financial Highlights. The financial highlights table is intended to help you understand the Fund’s financial performance for the past five (5) fiscal years (or if shorter, the period of the Portfolios’ operations). The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information for 2002 has been audited by KPMG LLP whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

Ameritas Emerging Growth Portfolio

	December 31,	December 31,
Years Ended	2002	2001
Emerging Growth Portfolio
Net asset value, beginning	$17.86	$29.75
Income from investment operations
Net investment income (loss)	(.07)	(.06)
Net realized and unrealized gain (loss)	(6.06)	(10.53)
Total from investment operations	(6.13)	(10.59)
Distributions from
Net realized gains	—	(1.30)
Total increase (decrease) in net asset value	(6.13)	(11.89)
Net asset value, ending	$11.73	$17.86
Total return	(34.32%)	(35.65%)
Ratios to average net assets:
Net investment income (loss)	(.40%)	(.27%)
Total expenses	1.35%	1.21%
Expenses before offsets	.95%	.96%
Net expenses	.95%	.95%
Portfolio turnover	104%	265%
Net assets, ending (in thousands)	$30,667	$60,662

	December 31,	December 31,
Periods Ended	2000	1999^
Emerging Growth Portfolio
Net asset value, beginning	$37.86	$25.82
Income from investment operations
Net investment income (loss)	(.09)	(.02)
Net realized and unrealized gain (loss)	(7.32)	12.06
Total from investment operations Distributions from	(7.41)	12.04
Net realized gains	(.70)	—
Total increase (decrease) in net asset value	(8.11)	12.04
Net asset value, ending	$29.75	$37.86
Total return*	(19.61%)	46.63%
Ratios to average net assets:
Net investment income (loss)	(.26%)	(.45%) (a)
Total expenses	.97%	.98% (a)
Expenses before offsets	.89%	.86% (a)
Net expenses	.86%	.85% (a)
Portfolio turnover	213%	18%
Net assets, ending (in thousands)	$113,563	$128,040

Ameritas Research Portfolio

	December 31,	December 31,
Years Ended	2002	2001
Research Portfolio
Net asset value, beginning	$16.27	$21.25
Income from investment operations
Net investment income (loss)	.07	.01
Net realized and unrealized gain (loss)	(4.09)	(4.44)
Total from investment operations	(4.02)	(4.43)
Distributions from:
Net investment income	(.05)	—
Net realized gains	—	(.55)
Total distributions	(.05)	(.55)
Total increase (decrease) in net asset value	(4.07)	(4.98)
Net asset value, ending	$12.20	$16.27
Total return	(24.73%)	(20.87%)
Ratios to average net assets:
Net investment income (loss)	.43%	.07%
Total expenses	1.63%	1.41%
Expenses before offsets	.97%	1.00%
Net expenses	.96%	.96%
Portfolio turnover	121%	97%
Net assets, ending (in thousands)	$15,659	$22,173

	December 31,	December 31,
Periods Ended	2000	1999^
Research Portfolio
Net asset value, beginning	$22.99	$20.24
Income from investment operations
Net investment income (loss)	(.02)	—
Net realized and unrealized gain (loss)	(1.21)	3.01
Total from investment operations	(1.23)	3.013.01
Distributions from
Net realized gains	(0.51)	(0.26)
Total increase (decrease) in net asset value	(1.74)	2.75
Net asset value, ending	$21.25	$22.99
Total return*	(5.39%)	14.90%
Ratios to average net assets:
Net investment income (loss)	(.09%)	(.04%)(a)
Total expenses	1.32%	1.42% (a)
Expenses before offsets	.90%	.89% (a)
Net expenses	.88%	.86% (a)
Portfolio turnover	90%	16%
Net assets, ending (in thousands)	$29,978	$25,929

Ameritas Growth With Income Portfolio

	December 31,	December 31,
Years Ended	2002	2001
Growth With Income Portfolio
Net asset value, beginning	$17.64	$21.09
Income from investment operations
Net investment income	.09	.10
Net realized and unrealized gain (loss)	(3.99)	(3.44)
Total from investment operations	(3.90)	(3.34)
Distributions from
Net investment income	(.07)	(.11)
Net realized gain	—	—
Total distributions	(.07)	(.11)
Total increase (decrease) in net asset value	(3.97)	(3.45)
Net asset value, ending	$13.67	$17.64
Total return	(22.10%)	(15.83%)
Ratios to average net assets:
Net investment income	.48%	.48%
Total expenses	1.70%	1.32%
Expenses before offsets	1.00%	.99%
Net expenses	.98%	.98%
Portfolio turnover	63%	36%
Net assets, ending (in thousands)	$16,771	$26,417

	December 31,	December 31,
Periods Ended	2000	1999^
Growth With Income Portfolio
Net asset value, beginning	$21.17	$20.24
Income from investment operations
Net investment income	.09	.02
Net realized and unrealized gain (loss)	(.10)	.92
Total from investment operations	(.01)	.94
Distributions from
Net investment income	(.04)	(.01)
Net realized gain	(.03)	—
Total distributions	(.07)	(.01)
Total increase (decrease) in net asset value	(.08)	.93
Net asset value, ending	$21.09	$21.17
Total return*	(.03%)	4.65%
Ratios to average net assets:
Net investment income	.39%	.44% (a)
Total expenses	1.23%	1.26% (a)
Expenses before offsets	.94%	.88% (a)
Net expenses	.90%	.88% (a)
Portfolio turnover	76%	16%
Net assets, ending (in thousands)	$32,740	$34,742

(a)           Annualized

^              From November 1, 1999 inception.

*              Not annualized for periods less than one year.

**           Total return would have been 6.18% without the payment by affiliate that was the result of a securities transaction to reimburse the effect of a loss to the Portfolio.

See notes to financial statements.

VOTING INFORMATION

Proxies from the shareholders of the Merging Portfolios are being solicited by the Directors for a Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on Wednesday, October 15, 2003, or at such later time or date made necessary by adjournment.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of the Merging Portfolios or by proxy soliciting firms retained for this purpose.

Quorum. The Reorganization must be approved by a majority of the outstanding shares, which is defined as the lesser of: (1) the vote of 67% or more of the shares of each Portfolio at the Special Meeting if the holders of more than 50% of the outstanding shares of each Portfolio are present in person or by proxy, or (2) the vote of more than 50% of the outstanding shares of each Portfolio.

You may revoke your proxy at any time before it is exercised by: (1) filing a written notification of revocation with the Secretary of Calvert Variable Series, Inc., (2) submitting a proxy bearing a later date, or (3) attending and voting at the meeting.

The votes of shareholders of the Ameritas Core Strategies Portfolio are not being solicited by this Prospectus and Proxy Statement and are not required to carry out the Reorganization.

Abstentions and Broker Non-Votes. Abstentions and "broker non-votes" are counted for purposes of determining whether a quorum is present but do not represent votes cast with respect to a proposal. "Broker non-votes" are shares held by a broker or nominee for which an executed proxy is received by the trust, but are not voted as to one or more proposals because instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power. Accordingly, "broker non-votes" and abstentions effectively will be votes against the Reorganization proposal.

Record Date. Shareholders of the Merging Portfolios of record at the close of business on August 1, 2003 (record date) are entitled to notice of and to vote at the Special Meeting of Shareholders or any adjournment thereof. Shareholders are entitled to one vote for each share held. As of June 30, 2003, as shown on the books of the respective Merging Portfolios, there were issued and outstanding 2,465,521 shares of the Ameritas Emerging Growth Portfolio, 1,201,900 shares of the Ameritas Research Portfolio, and 1,110,017 shares of the Ameritas Growth With Income Portfolio. As of June 30, 2003, the officers and Directors of Calvert Variable Series, Inc. as a group, beneficially owned less than 1% of the outstanding shares of the Merging Portfolios.

As of June 30, 2003, the following shareholders owned of record 5% or more of the shares of the Fund:

Name and Address

	Portfolio	% of Ownership
Ameritas Variable Life Insurance Company Separate Account V	Ameritas Emerging Growth Portfolio	27.5%
	Ameritas Research Portfolio	20.9%
	Ameritas Growth With Income Portfolio	19.8%

Ameritas Variable Life Insurance Company Separate Account VA-2	Ameritas Emerging Growth Portfolio	72.4%
	Ameritas Research Portfolio	79.0%
	Ameritas Growth With Income Portfolio	80.1%

SHAREHOLDER PROPOSALS

The Fund is not required to hold annual shareholder meetings. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to the Calvert Legal Department, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814.If the Reorganization described in this Prospectus and Proxy Statement is consummated, there will be no further meetings of the shareholders of any Merging Portfolio.

OTHER BUSINESS

The Board of Directors of the Calvert Variable Series, Inc. does not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

ADJOURNMENT

In the event that sufficient votes in favor of the proposal set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposal. They will vote against any such adjournment those proxies that have voted against any such proposal.

By Order of the Board of Directors

William M. Tartikoff, Esq.

Secretary

The Board of Directors of the Calvert Variable Series, Inc., including the Independent Directors, recommends a Vote FOR Approval of the Plan.

Investment Company Act File No.: 811-3591

  APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ___________ __, 2003, is between the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, each a series of Calvert Variable Series, Inc., and the Ameritas Core Strategies Portfolio, a series of Calvert Variable Series, Inc.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.         SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the "Agreement" or "Plan"). Ameritas Core Strategies Portfolio shall furnish to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios such data and information as shall be reasonably requested by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.         REORGANIZATION

Plan of Reorganization. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will convey, transfer, and deliver to Ameritas Core Strategies Portfolio all of the then-existing assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, Ameritas Core Strategies Portfolio agrees at the Closing:

to deliver to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in exchange for the assets the number of full and fractional shares of common stock of Ameritas Core Strategies Portfolio ("Ameritas Core Strategies Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios Shares (rounded to the nearest millionth) by the net asset value per share of Ameritas Core Strategies Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, or to any of the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios upon distribution of Ameritas Core Strategies Portfolio Shares to them; and

not to assume any of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' obligations and liabilities, whether absolute, accrued, contingent, or otherwise.

Closing and EffectiveTime of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios at which the Plan will be considered, or such later date as the parties may mutually agree.

3.         VALUATION OF NET ASSETS

The value of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios’ net assets to be transferred to Ameritas Core Strategies Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in Ameritas Core Strategies Portfolio's prospectus.

The net asset value per share of Ameritas Core Strategies Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Ameritas Core Strategies Portfolio's Controller using the same valuation procedures as set forth in Ameritas Core Strategies Portfolio's prospectus.

A copy of the computation showing in reasonable detail the valuation of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios’ net assets to be transferred to Ameritas Core Strategies Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, shall be furnished by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios to Ameritas Core Strategies Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Ameritas Core Strategies Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of Ameritas Core Strategies Portfolio, shall be furnished by Ameritas Core Strategies Portfolio to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios at the Closing.

4.         LIQUIDATION AND DISSOLUTION

As soon as practicable after the Closing Date, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will distribute pro rata to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shareholders of record as of the close of business on the Closing Date the shares of Ameritas Core Strategies Portfolio received by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of Ameritas Core Strategies Portfolio in the names of each such shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, representing the respective pro rata number of full shares and fractional interests in shares of Ameritas Core Strategies Portfolio due to each. No such shareholder accounts shall be established by Ameritas Core Strategies Portfolio or its transfer agent for Ameritas Core Strategies Portfolio except pursuant to written instructions from Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, and Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shareholder a pro rata share of the number of shares of Ameritas Core Strategies Portfolio received pursuant to Section 2(a) of this Agreement.

Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Ameritas Core Strategies Portfolio or its transfer agent to each shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios receiving such distribution of shares of Ameritas Core Strategies Portfolio informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

Share certificates representing holdings of shares of Ameritas Core Strategies Portfolio shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of Ameritas Core Strategies Portfolio will be issued only for full shares of Ameritas Core Strategies Portfolio and any fractional interests in shares shall be credited in the shareholder's account with Ameritas Core Strategies Portfolio.

As promptly as is practicable after the liquidation of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, and in no event later than 12 months from the date of this Agreement, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall be terminated pursuant to the provisions of the Plan and its By-laws and Articles of Incorporation.

Immediately after the Closing Date, the share transfer books of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall be closed and no transfer of shares shall thereafter be made on those books.

5.         ARTICLES OF INCORPORATION AND BY-LAWS

Articles of Incorporation. The Articles of Incorporation of Calvert Variable Series, Inc., which governs its series, Ameritas Core Strategies Portfolio Fund, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation until amended as provided by law.

By-laws.The By-laws of Calvert Variable Series, Inc., which govern its series, Ameritas Core Strategies Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth with Income Portfolios' Articles of Incorporation or said By-laws.

6.         REPRESENTATIONS AND WARRANTIES OF AMERITAS CORE STRATEGIES PORTFOLIO

Organization, Existence, etc. Ameritas Core Strategies Portfolio is a duly organized series of Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Ameritas Core Strategies Portfolio is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Ameritas Core Strategies Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

Registration as Investment Company. Calvert Variable Series, Inc., of which Ameritas Core Strategies Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

Capitalization. Ameritas Core Strategies Portfolio has an unlimited number of shares of beneficial interest, no par value, of which as of ____________, 2003, 1,000,000,000 shares were outstanding, and no shares were held in the treasury of Ameritas Core Strategies Portfolio. All of the outstanding shares of Ameritas Core Strategies Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Ameritas Core Strategies Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

Shares to be Issued Upon Reorganization. Ameritas Core Strategies Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

Authority Relative to this Agreement. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of its series, Ameritas Core Strategies Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert Variable Series, Inc. and no other proceedings by Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Ameritas Core Strategies Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out the Plan.

Liabilities. There are no liabilities of Calvert Variable Series, Inc. on behalf of its series, Ameritas Core Strategies Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in Ameritas Core Strategies Portfolio Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2002, or otherwise previously disclosed to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, none of which has been materially adverse to the business, assets or results of operations of Ameritas Core Strategies Portfolio.

Litigation. To the knowledge of Ameritas Core Strategies Portfolio there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Ameritas Core Strategies Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

Contracts. Except for contracts and agreements previously disclosed to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios under which no default exists, Ameritas Core Strategies Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

Registration Statement. Ameritas Core Strategies Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of Ameritas Core Strategies Portfolio issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Ameritas Core Strategies Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

REPRESENTATIONS AND WARRANTIES OF AMERITAS EMERGING GROWTH, AMERITAS RESEARCH, AND AMERITAS GROWTH WITH INCOME PORTFOLIOS

Organization, Existence, etc. The Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a duly organized series of the Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are not qualified to do business as foreign corporations under the laws of any jurisdiction. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have all necessary federal, state and local authorization to own all of their properties and assets and to carry on the business as now being conducted.

Registration as Investment Company. The Calvert Variable Series, Inc., of which the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

Capitalization. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have an unlimited number of shares of beneficial interest, no par value, of which as of December 31, 2002, 1,000,000,000 shares each of the Ameritas Emerging Growth, Ameritas Research and Ameritas Growth With Income Portfolio were outstanding; and no shares were held in the treasury of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios. All of the outstanding shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have been duly authorized and are validly issued, fully paid, and non-assessable. Since Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios may change prior to the Effective Date of the Reorganization.

Financial Statements. The audited financial statements of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for the year ended December 31, 2002, to be delivered to Ameritas Core Strategies Portfolio, will fairly present the financial position of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios as of December 31, 2002, and the results of their respective operations and changes in net assets for the year then ended.

Authority Relative to the Plan. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of the Calvert Variable Series, Inc. and, except for approval by the holders of its capital stock, no other proceedings by the Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are not parties to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

Liabilities. There are no liabilities of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios whether or not determined or determinable, other than liabilities disclosed or provided for in Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2002, or otherwise previously disclosed to Ameritas Core Strategies Portfolio, none of which has been materially adverse to the business, assets, or results of operations of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

Litigation. To the knowledge of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios or their respective assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

Contracts. Except for contracts and agreements previously disclosed to Ameritas Core Strategies Portfolio under which no default exists, the Calvert Variable Series, Inc., on behalf of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

Taxes. The federal income tax returns of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have been filed for all taxable years up to and including the taxable year ended December 31, 2002, and all taxes payable pursuant to such returns have been paid. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have each qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios since commencement of operations.

Portfolio Securities. All securities to be listed in the schedule of investments of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios as of the Effective Time of the Reorganization will be owned by the Calvert Variable Series, Inc. on behalf of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

Registration Statement. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will cooperate with Ameritas Core Strategies Portfolio in connection with the Registration Statement referred to in Section 6(i) of this Agreement, and will furnish to Ameritas Core Strategies Portfolio the information relating to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios:

(i) will comply in all material respects with the provisions of the Securities Act and its Regulations, and will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Ameritas Core Strategies Portfolio, insofar as it relates to the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

8.         CONDITIONS TO OBLIGATIONS OF AMERITAS CORE STRATEGIES PORTFOLIO

The obligations of Ameritas Core Strategies Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have complied with each of its obligations under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios since December 31, 2002. Ameritas Core Strategies Portfolio shall have received a certificate from Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios satisfactory in form and substance to Ameritas Core Strategies Portfolio indicating that they have met the terms stated in this Section.

Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

(c)  Tax Opinion. Ameritas Core Strategies Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Ameritas Core Strategies Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in connection with the Reorganization, and on such other written representations as Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and Ameritas Core Strategies Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

neither Ameritas Emerging Growth, Ameritas Research, Ameritas Growth With Income Portfolios nor Ameritas Core Strategies Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios to Ameritas Core Strategies Portfolio in exchange for Ameritas Core Strategies Portfolio Shares and upon the distribution (whether actual or constructive) of Ameritas Core Strategies Portfolio Shares to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in exchange for their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios;

the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios who receive Ameritas Core Strategies Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for Ameritas Core Strategies Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

the basis of Ameritas Core Strategies Portfolio Shares received by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' shareholders will be the same as the basis of the shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios surrendered in the exchange, the holding period of Ameritas Core Strategies Portfolio shares received by each shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will include the period during which the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios exchanged therefor were held by such shareholder, provided the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios were held as a capital asset on the date of the Reorganization; and

the basis of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' assets acquired by Ameritas Core Strategies Portfolio will be the same as the basis of such assets to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios immediately prior to the Reorganization, and the holding period of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in the hands of Ameritas Core Strategies Portfolio will include the period during which those assets were held by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

Opinion of Counsel. Ameritas Core Strategies Portfolio shall have received the opinion of counsel for the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Ameritas Core Strategies Portfolio, to the effect that:

Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a series of the Calvert Variable Series, Inc.; and

The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of the Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by the Calvert Variable Series, Inc. and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of the Calvert Variable Series, Inc. and its series, the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

9.        CONDITIONS TO OBLIGATIONS OF AMERITAS EMERGING GROWTH, AMERITAS RESEARCH, AND AMERITAS GROWTH WITH INCOME PORTFOLIOS

The obligations of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

Shareholder Approval. The Plan shall have been approved by the affirmative vote of two thirds of all the votes entitled to be cast on the matter; and if necessary, the requisite vote of the shareholders of the other portfolios of the Calvert Variable Series, Inc.

Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Ameritas Core Strategies Portfolio shall have complied with each of its responsibilities under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Ameritas Core Strategies Portfolio since __________ 2003. As of the Effective Time of the Reorganization, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have received a certificate from Ameritas Core Strategies Portfolio satisfactory in form and substance to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios indicating that it has met the terms stated in this Section.

Regulatory Approval. The Registration Statement referred to in Section 6(i) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

Tax Opinion. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Ameritas Core Strategies Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in connection with the Reorganization, and on such other written representations as Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and Ameritas Core Strategies Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

neither Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios nor Ameritas Core Strategies Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios to Ameritas Core Strategies Portfolio in exchange for Ameritas Core Strategies Portfolio Shares and upon the distribution (whether actual or constructive) of Ameritas Core Strategies Portfolio Shares to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in exchange for their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios;

the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios who receive Ameritas Core Strategies Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for Ameritas Core Strategies Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

the basis of Ameritas Core Strategies Portfolio Shares received by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' shareholders will be the same as the basis of the shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios surrendered in the exchange, and the holding period of Ameritas Core Strategies Portfolio shares received by each shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will include the period during which the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios exchanged therefor were held by such shareholder, provided the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios were held as a capital asset on the date of the Reorganization; and

the basis of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios assets acquired by Ameritas Core Strategies Portfolio will be the same as the basis of such assets to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios immediately prior to the Reorganization, and the holding period of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in the hands of Ameritas Core Strategies Portfolio will include the period during which those assets were held by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

Opinion of Counsel. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have received the opinion of counsel for Ameritas Core Strategies Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, to the effect that:

Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

Ameritas Core Strategies Portfolio is a series of Calvert Variable Series, Inc.;

The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by Ameritas Core Strategies Portfolio and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of Calvert Variable Series, Inc. and its series, Ameritas Core Strategies Portfolio;

Ameritas Core Strategies Portfolio shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of Ameritas Core Strategies Portfolio.

AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS,

WARRANTIES AND REPRESENTATIONS

The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Ameritas Core Strategies Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Ameritas Core Strategies Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Ameritas Core Strategies Portfolio.

Ameritas Core Strategies Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios if: (i) a material condition to its performance under this Agreement or a material covenant of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, without liability on the part of either party hereto or its respective directors, officers, or shareholders, and shall be terminated without liability as of the close of business on November 1, 2003, if the Effective Time of the Reorganization is not on or prior to such date.

No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11.       EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12.       GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to each of the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and the Ameritas Core Strategies Portfolio have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
(SEAL)	on behalf of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios

Attest:

By: ______________________	By: ______________________
Name: William Atherton
Title: President

CALVERT VARIABLE SERIES, INC.
(SEAL)	on behalf of the Ameritas Core Strategies Portfolio

By: _____________________	By: ______________________
Name: William M. Tartikoff
Title: Vice President

PROXY

CALVERT VARIABLE SERIES, INC.

Ameritas Emerging Growth Portfolio

Ameritas Research Portfolio

Ameritas Growth With Income Portfolio

The undersigned hereby appoints William M. Tartikoff and Barbara J. Krumsiek, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of each Portfolio indicated above to be held at the offices of Calvert Variable Series, Inc., 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on October 15, 2003 at 9:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

NOTE: Please sign this card exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS. The Board of Directors recommends a vote FOR the proposal.

PLEASE VOTE, SIGN, AND DATE ON THE OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

Has your address changed?	Do you have any comments?

__________________________________	____________________________________

__________________________________	____________________________________

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

The Board of Directors recommends a vote For the resolution to the right.

1. To approve the Agreement and Plan of Reorganization providing for the Reorganization of the Ameritas Emerging Growth, Ameritas Research and Ameritas Growth with Income Portfolios into the Ameritas Core Strategies Portfolio, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.

For	Against	Abstain

Please sign as your name appears on this Proxy

X_________________________________________            ______________

                                                                                                Date
FORM N-14

PART B

ACQUISITION OF THE ASSETS AND LIABILITIES OF

AMERITAS EMERGING GROWTH PORTFOLIO,

AMERITAS RESEARCH PORTFOLIO,

AMERITAS GROWTH WITH INCOME PORTFOLIO,

EACH A SERIES OF CALVERT VARIABLE SERIES, INC.

IN EXCHANGE FOR SHARES OF

AMERITAS CORE STRATEGIES PORTFOLIO,

A SERIES OF CALVERT VARIABLE SERIES, INC.

4500 MONTGOMERY AVENUE, SUITE 1000N

BETHESDA, MARYLAND 20814

800-368-2745

STATEMENT OF ADDITIONAL INFORMATION

__________, 2003

This Statement of Additional Information (the "SAI") relates to the proposed reorganization (the "Reorganization") of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth with Income Portfolios of Calvert Variable Series, Inc., a Maryland corporation (the "Merging Portfolios"), with and into the Ameritas Core Value Portfolio, also a series of Calvert Variable Series, Inc.

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated _______, 2003 (the "Prospectus/Proxy Statement") of the Ameritas Core Strategies Portfolio which relates to the Reorganization. As described in the Prospectus/Proxy Statement, the Reorganization would involve the transfer of all the assets of each of the Merging Portfolios to the Ameritas Core Strategies Portfolio. In exchange, the Ameritas Core Strategies Portfolio would assume all of the liabilities of each of the Merging Portfolios and distribute its shares to each of the Merging Portfolios’ shareholders in complete liquidation of the Merging Portfolios.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Calvert Variable Series, Inc., 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814 or by calling 800-368-2745.

TABLE OF CONTENTS

I.          Additional Information about the Ameritas Emerging Growth,

            Ameritas Research, and Ameritas Growth with Income Portfolios and the Ameritas Core Strategies Portfolio............................... 2

II.         Financial Statements................................................................ 2

FORM N-14

PART B

I.          Additional Information about the Calvert Variable Series, Inc.,  Ameritas Emerging Growth, Ameritas Research and Ameritas Growth with Income Portfolios (“Merging Portfolios”).

Additional information about the Merging Portfolios and the Ameritas Core Strategies Portfolio (“Ameritas Core Strategies Portfolio”) is incorporated by reference to the current Prospectuses and Statements of Additional Information, dated May 1, 2003 for each Merging Portfolio and ____________, 2003 for the Ameritas Core Strategies Portfolio, and each as supplemented through the date hereof. These Prospectuses and Statements of Additional Information have each been filed with the Securities and Exchange Commission.

II.         Financial Statements.

This Statement of Additional Information incorporates by reference the Annual Reports for the year ended December 31, 2002, including the reports of KPMG LLP, of each of the Merging Portfolios (the "Reports"), which contain historical financial information regarding the Merging Portfolios. (Since the Ameritas Core Strategies Portfolio will not commence operation until ______________, 2003, no financial statements are available for the Ameritas Core Strategies Portfolio.) The Reports have been filed with the Securities and Exchange Commission. The Reports were also sent to variable annuity contract owners and variable life insurance policyholders on or about May 1, 2003 and are incorporated by reference into this Prospectus/Proxy Statement and Statement of Additional Information.

Pro forma financial statements of the Ameritas Core Strategies Portfolio are provided on the following pages.

CALVERT VARIABLE SERIES, INC

  NEW AND MERGING PORTFOLIOS

MERGER INFORMATION

____________, 2003

It is the intention of management to merge the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth with Income Portfolios into the Ameritas Core Strategies Portfolio. Presented on the following pages are the historical Statements of Assets and Liabilities for these Portfolios as of December 31, 2002 and the Pro Forma Statement of Assets and Liabilities at December 31, 2002 of the Ameritas Core Strategies Portfolio assuming the merger with each Merging Portfolio took place on December 31, 2002. Also presented are the historical Statements of Operations for the Portfolios for the year 2002 and the Pro Forma Statement of Operations of the Ameritas Core Strategies Portfolio after the merger with each Merging Portfolio for the year 2002. In preparing the Pro Forma financial statements for the Ameritas Core Strategies Portfolio, management fees, custodian fees and professional fees were all adjusted to reflect differences that would have resulted had the merger taken place January 1, 2003.

Also presented is the merged Schedule of Investments as of December 31, 2002. All of the securities held in the Merging Portfolios as of December 31, 2002 would comply with the investment objectives, policies and restrictions of the Ameritas Core Strategies Portfolio.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Ameritas Core Strategies Portfolio and the Merging Portfolios included in the semi-annual report dated June 30, 2003 and the annual report dated December 31, 2002.
CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES									Ameritas
JUNE 30, 2003 (UNAUDITED)									Core Strategies
	Ameritas		Ameritas		Ameritas Growth		Ameritas		Portfolio
	Emerging Growth		Research		With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$33,553,388		$16,282,523		$16,680,634		-	-	$66,516,545
(Cost $30,865,712, $15,529,898, $16,278,478 and $0 respectively.)
Cash	4,069		2,397		33		-	-	6,499
Receivable for securities sold	411,316		69,308		222,069		-	-	702,693
Receivable for shares sold	-		1,717		1,047		-	-	2,764
Interest and dividends receivable	6,585		17,707		16,404		-	-	40,696
Other assets	2,512		2,343		4,418		-	-	9,273
Total assets	33,977,870		16,375,995		16,924,605		-	-	67,278,470

LIABILITIES
Payable for securities purchased	212,660		176,706		335,837		-	-	725,203
Payable for shares redeemed	168,588		-		-		-	-	168,588
Payable to Ameritas Investment Corp.	24,899		9,450		9,457		-	-	43,806
Payable to Calvert Administrative Services Company	4,110		4,110		4,110		-	-	12,330
Accrued expenses and other liabilities	35,940		22,167		23,206		-	-	81,313
Total liabilities	446,197		212,433		372,610		-	-	1,031,240
NET ASSETS	$33,531,673		$16,163,562		$16,551,995		-	-	$66,247,230

NET ASSETS
Paid-in capital applicable to 2,465,521, 1,201,901, 1,110,017	$81,035,921		$27,031,517		$24,635,599		-	-	$132,703,037
and 0 shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth,
Research, Growth With Income and Core Strategies Portfolios,
respectively.
Undistributed net investment income	(45,019)		107,732		103,812		-	-	166,525
Accumulated net realized gain (loss) on investments	(50,147,032)		(11,728,565)		(8,590,239)		-	-	(70,465,836)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	2,687,803		752,878		402,823		-	-	3,843,504
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$33,531,673		$16,163,562		$16,551,995		-	-	$66,247,230

NET ASSETS	$33,531,673		$16,163,562		$16,551,995		-		$66,247,230
SHARES OUTSTANDING	2,465,521	(1)	1,201,901	(1)	1,110,017	(1)	-	(360,957)	4,416,482	(1)
NET ASSET VALUE	$13.60		$13.45		$14.91		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,235,445, 1,077,571 and 1,103,466 shares issued to shareholders of the
Emerging Growth, Research, and Growth With Income Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS										Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)										Core Strategies
	Ameritas		Ameritas		Ameritas Growth		Ameritas			Portfolio
	Emerging Growth		Research		With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$4,129		$2,364		$1,884		-	-		$8,377
Dividend income (net of foreign taxes withheld of $2,237, $1,663	96,657		136,314		129,080		-	-		362,051
and $1,987 for Emerging Growth, Research and Growth With							-	-
Income Portfolios, respectively)
Total investment income	100,786		138,678		130,964		-	-		370,428

Expenses:
Investment advisory fee	115,109		56,789		59,487		-	-		231,385
Transfer agency fees and expenses	5,866		5,911		6,041		-	(11,600)	1	6,218
Directors' fees and expenses	1,604		836		857		-	(710)	2	2,587
Administrative fees	24,795		24,795		24,795		-	(49,590)	3	24,795
Accounting fees	10,478		8,989		9,070		-	(18,786)	4	9,751
Custodian fees	77,334		36,903		42,042		-	(97,941)	5	58,338
Professional fees	5,782		6,082		5,099		-	(10,713)	6	6,250
Reports to shareholders	5,456		3,395		3,464		-	-		12,315
Miscellaneous	863		539		563		-	(1,259)	7	706
Total expenses	247,287		144,239		151,418		-	(190,599)		352,345
Reimbursement from Advisor	(101,302)		(71,405)		(73,487)		-	187,461	8	(58,733)
Fees paid indirectly	(180)		(144)		(201)		-	-		(525)
Net expenses	145,805		72,690		77,730		-	(3,138)		293,087

NET INVESTMENT INCOME (LOSS)	(45,019)		65,988		53,234		-	3,138		77,341

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,449,617)		(627,242)		(565,776)		-	-		(2,642,635)
Foreign currency transactions	37		301		(251)		-	-		87
	(1,449,580)		(626,941)		(566,027)		-	-		(2,642,548)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	6,022,225		2,039,677		1,901,777		-	-		9,963,679
Assets and liabilities denominated in foreign currencies	15		(33)		45		-	-		27
	6,022,240		2,039,644		1,901,822		-	-		9,963,706

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,572,660		1,412,703		1,335,795		-	-		7,321,158

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,527,641		$1,478,691		$1,389,029		-	$3,138		$7,398,499

AVERAGE NET ASSETS	30,950,137		15,269,206		15,994,549		-	-		62,213,892
RATIO OF TOTAL EXP TO AVG N/A	1.61%	(a)	1.90%	(a)	1.91%	(a)	-	-		1.14%	(a)
RATIO OF NET EXP TO AVG N/A	0.95%	(a)	0.96%	(a)	0.98%	(a)	-	-		0.95%	(a) 8

* For the six months ended June 30, 2003.

(a) Annualized.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the three funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

	0.497479518

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

8  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES							Ameritas
JUNE 30, 2003 (UNAUDITED)							Core Strategies
	Ameritas		Ameritas		Ameritas		Portfolio
	Emerging Growth		Research		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$33,553,388		$16,282,523		-	-	$49,835,911
(Cost $30,865,712, $15,529,898 and $0 respectively.)
Cash	4,069		2,397		-	-	6,466
Receivable for securities sold	411,316		69,308		-	-	480,624
Receivable for shares sold	-		1,717		-	-	1,717
Interest and dividends receivable	6,585		17,707		-	-	24,292
Other assets	2,512		2,343		-	-	4,855
Total assets	33,977,870		16,375,995		-	-	50,353,865

LIABILITIES
Payable for securities purchased	212,660		176,706		-	-	389,366
Payable for shares redeemed	168,588		-		-	-	168,588
Payable to Ameritas Investment Corp.	24,899		9,450		-	-	34,349
Payable to Calvert Administrative Services Company	4,110		4,110		-	-	8,220
Accrued expenses and other liabilities	35,940		22,167		-	-	58,107
Total liabilities	446,197		212,433		-	-	658,630
NET ASSETS	$33,531,673		$16,163,562		-	-	$49,695,235

NET ASSETS
Paid-in capital applicable to 2,465,521, 1,201,901 and 0	$81,035,921		$27,031,517		-	-	$108,067,438
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth,
Research, and Core Strategies Portfolios, respectively.
Undistributed net investment income	(45,019)		107,732		-	-	62,713
Accumulated net realized gain (loss) on investments	(50,147,032)		(11,728,565)		-	-	(61,875,597)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	2,687,803		752,878		-	-	3,440,681
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$33,531,673		$16,163,562		-	-	$49,695,235

NET ASSETS	$33,531,673		$16,163,562		-		$49,695,235
SHARES OUTSTANDING	2,465,521	(1)	1,201,901	(1)	-	(354,406)	3,313,016	(1)
NET ASSET VALUE	$13.60		$13.45		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,235,445 and 1,077,571 shares issued to shareholders of the
Emerging Growth and Research Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS								Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)								Core Strategies
	Ameritas		Ameritas		Ameritas			Portfolio
	Emerging Growth		Research		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$8,326		$4,767		-	-		$13,094
Dividend income (net of foreign taxes withheld of $2,237 and	194,916		274,887		-	-		469,803
$1,663 for Emerging Growth and Research Portfolios,					-	-
respectively)
Total investment income	203,242		279,655		-	-		482,897

Expenses:
Investment advisory fee	232,126		114,519		-	-		346,645
Transfer agency fees and expenses	11,829		11,920		-	(11,313)	1	12,436
Directors' fees and expenses	3,235		1,686		-	254	2	5,174
Administrative fees	50,000		50,000		-	(50,000)	3	50,000
Accounting fees	21,130		18,127		-	(19,119)	4	20,138
Custodian fees	155,950		74,418		-	(101,352)	5	129,015
Professional fees	11,660		12,265		-	(11,425)	6	12,500
Reports to shareholders	11,002		6,846		-	-		17,849
Miscellaneous	1,740		1,087		-	(1,003)	7	1,824
Total expenses	498,672		290,868		-	(193,958)		595,581
Reimbursement from Advisor	(204,283)		(143,994)		-	192,433	8	(155,844)
Fees paid indirectly	(363)		(290)		-	-		(653)
Net expenses	294,026		146,584		-	(1,525)		439,084

NET INVESTMENT INCOME (LOSS)	(90,783)		133,071		-	1,525		43,813

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,449,617)		(627,242)		-	-		(2,076,859)
Foreign currency transactions	37		301		-	-		338
	(1,449,580)		(626,941)		-	-		(2,076,521)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	6,022,225		2,039,677		-	-		8,061,902
Assets and liabilities denominated in foreign currencies	15		(33)		-	-		(18)
	6,022,240		2,039,644		-	-		8,061,884

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,572,660		1,412,703		-	-		5,985,363

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,481,877		$1,545,774		-	$1,525		$6,029,176

AVERAGE NET ASSETS	30,950,137		15,269,206		-	-		46,219,343
RATIO OF TOTAL EXP TO AVG N/A	1.61%		1.90%		-	-		1.29%
RATIO OF NET EXP TO AVG N/A	0.95%		0.96%		-	-		0.95%	8

* For the six months ended June 30, 2003. Income and expense amounts have been annualized to reflect the results that could have been expected for one year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

8  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES							Ameritas
JUNE 30, 2003 (UNAUDITED)							Core Strategies
	Ameritas		Ameritas Growth		Ameritas		Portfolio
	Research		With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$16,282,523		$16,680,634		-	-	$32,963,157
(Cost $15,529,898, $16,278,478 and $0 respectively.)
Cash	2,397		33		-	-	2,430
Receivable for securities sold	69,308		222,069		-	-	291,377
Receivable for shares sold	1,717		1,047		-	-	2,764
Interest and dividends receivable	17,707		16,404		-	-	34,111
Other assets	2,343		4,418		-	-	6,761
Total assets	16,375,995		16,924,605		-	-	33,300,600

LIABILITIES
Payable for securities purchased	176,706		335,837		-	-	512,543
Payable for shares redeemed	-		-		-	-	0
Payable to Ameritas Investment Corp.	9,450		9,457		-	-	18,907
Payable to Calvert Administrative Services Company	4,110		4,110		-	-	8,220
Accrued expenses and other liabilities	22,167		23,206		-	-	45,373
Total liabilities	212,433		372,610		-	-	585,043
NET ASSETS	$16,163,562		$16,551,995		-	-	$32,715,557

NET ASSETS
Paid-in capital applicable to 1,201,901, 1,110,017 and 0	$27,031,517		$24,635,599		-	-	$51,667,116
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Research,
Growth With Income and Core Strategies Portfolios, respectively.
Undistributed net investment income	107,732		103,812		-	-	211,544
Accumulated net realized gain (loss) on investments	(11,728,565)		(8,590,239)		-	-	(20,318,804)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	752,878		402,823		-	-	1,155,701
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$16,163,562		$16,551,995		-	-	$32,715,557

NET ASSETS	$16,163,562		$16,551,995		-		$32,715,557
SHARES OUTSTANDING	1,201,901	(1)	1,110,017	(1)	-	(130,881)	2,181,037	(1)
NET ASSET VALUE	$13.45		$14.91		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 1,077,571 and 1,103,466 shares issued to shareholders of the
Research and Growth With Income Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS								Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)								Core Strategies
	Ameritas		Ameritas Growth		Ameritas			Portfolio
	Research		With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$4,767		$3,799		-	-		$8,566
Dividend income (net of foreign taxes withheld of $1,663	274,887		260,299		-	-		535,187
and $1,987 for Research and Growth With					-	-
Income Portfolios, respectively)
Total investment income	279,655		264,099		-	-		543,753

Expenses:
Investment advisory fee	114,519		119,960		-	-		234,479
Transfer agency fees and expenses	11,920		12,182		-	(11,666)	1	12,436
Directors' fees and expenses	1,686		1,728		-	1,760	2	5,174
Administrative fees	50,000		50,000		-	(50,000)	3	50,000
Accounting fees	18,127		18,290		-	(18,206)	4	18,211
Custodian fees	74,418		84,781		-	(79,479)	5	79,719
Professional fees	12,265		10,283		-	(10,047)	6	12,500
Reports to shareholders	6,846		6,985		-	-		13,832
Miscellaneous	1,087		1,135		-	(1,110)	7	1,112
Total expenses	290,868		305,345		-	(168,748)		427,464
Reimbursement from Advisor	(143,994)		(148,192)		-	162,423	8	(129,763)
Fees paid indirectly	(290)		(405)		-	-		(696)
Net expenses	146,584		156,747		-	(6,325)		297,006

NET INVESTMENT INCOME (LOSS)	133,071		107,351		-	6,325		246,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(627,242)		(565,776)		-	-		(1,193,018)
Foreign currency transactions	301		(251)		-	-		50
	(626,941)		(566,027)		-	-		(1,192,968)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	2,039,677		1,901,777		-	-		3,941,454
Assets and liabilities denominated in foreign currencies	(33)		45		-	-		12
	2,039,644		1,901,822		-	-		3,941,466

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,412,703		1,335,795		-	-		2,748,498

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,545,774		$1,443,146		-	$6,325		$2,995,245

AVERAGE NET ASSETS	15,269,206		15,994,549		-	-		31,263,755
RATIO OF TOTAL EXP TO AVG N/A	1.90%		1.91%		-	-		1.37%
RATIO OF NET EXP TO AVG N/A	0.96%		0.98%		-	-		0.95%	8

* For the six months ended June 30, 2003. Income and expense amounts have been annualized to reflect the results that could have been expected for one year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

8  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES							Ameritas
JUNE 30, 2003 (UNAUDITED)							Core Strategies
	Ameritas		Ameritas Growth		Ameritas		Portfolio
	Emerging Growth		With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$33,553,388		$16,680,634		-	-	$50,234,022
(Cost $30,865,712, $16,278,478 and $0 respectively.)
Cash	4,069		33		-	-	4,102
Receivable for securities sold	411,316		222,069		-	-	633,385
Receivable for shares sold	-		1,047		-	-	1,047
Interest and dividends receivable	6,585		16,404		-	-	22,989
Other assets	2,512		4,418		-	-	6,930
Total assets	33,977,870		16,924,605		-	-	50,902,475

LIABILITIES
Payable for securities purchased	212,660		335,837		-	-	548,497
Payable for shares redeemed	168,588		-		-	-	168,588
Payable to Ameritas Investment Corp.	24,899		9,457		-	-	34,356
Payable to Calvert Administrative Services Company	4,110		4,110		-	-	8,220
Accrued expenses and other liabilities	35,940		23,206		-	-	59,146
Total liabilities	446,197		372,610		-	-	818,807
NET ASSETS	$33,531,673		$16,551,995		-	-	$50,083,668

NET ASSETS
Paid-in capital applicable to 2,465,521, 1,110,017 and 0	$81,035,921		$24,635,599		-	-	$105,671,520
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth,
Growth With Income and Core Strategies Portfolios, respectively.
Undistributed net investment income	(45,019)		103,812		-	-	58,793
Accumulated net realized gain (loss) on investments	(50,147,032)		(8,590,239)		-	-	(58,737,271)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	2,687,803		402,823		-	-	3,090,626
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$33,531,673		$16,551,995		-	-	$50,083,668

NET ASSETS	$33,531,673		$16,551,995		-		$50,083,668
SHARES OUTSTANDING	2,465,521	(1)	1,110,017	(1)	-	(236,627)	3,338,911	(1)
NET ASSET VALUE	$13.60		$14.91		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,235,445 and 1,103,466 shares issued to shareholders of the
Emerging Growth and Growth With Income Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS								Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)								Core Strategies
	Ameritas		Ameritas Growth		Ameritas			Portfolio
	Emerging Growth		With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$8,326		$3,799		-	-		$12,126
Dividend income (net of foreign taxes withheld of $2,237	194,916		260,299		-	-		455,215
and $1,987 for Emerging Growth and Growth With					-	-
Income Portfolios, respectively)
Total investment income	203,242		264,099		-	-		467,341

Expenses:
Investment advisory fee	232,126		119,960		-	-		352,086
Transfer agency fees and expenses	11,829		12,182		-	(11,575)	1	12,436
Directors' fees and expenses	3,235		1,728		-	211	2	5,174
Administrative fees	50,000		50,000		-	(50,000)	3	50,000
Accounting fees	21,130		18,290		-	(19,258)	4	20,162
Custodian fees	155,950		84,781		-	(109,029)	5	131,702
Professional fees	11,660		10,283		-	(9,442)	6	12,500
Reports to shareholders	11,002		6,985		-	-		17,988
Miscellaneous	1,740		1,135		-	(1,342)	7	1,534
Total expenses	498,672		305,345		-	(200,435)		603,581
Reimbursement from Advisor	(204,283)		(148,192)		-	195,637	8	(156,838)
Fees paid indirectly	(363)		(405)		-	-		(768)
Net expenses	294,026		156,747		-	(4,798)		445,975

NET INVESTMENT INCOME (LOSS)	(90,783)		107,351		-	4,798		21,366

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,449,617)		(565,776)		-	-		(2,015,393)
Foreign currency transactions	37		(251)		-	-		(214)
	(1,449,580)		(566,027)		-	-		(2,015,607)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	6,022,225		1,901,777		-	-		7,924,002
Assets and liabilities denominated in foreign currencies	15		45		-	-		60
	6,022,240		1,901,822		-	-		7,924,062

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,572,660		1,335,795		-	-		5,908,455

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,481,877		$1,443,146		-	$4,798		$5,929,821

AVERAGE NET ASSETS	30,950,137		15,994,549		-	-		46,944,686
RATIO OF TOTAL EXP TO AVG N/A	1.61%		1.91%		-	-		1.29%
RATIO OF NET EXP TO AVG N/A	0.95%		0.98%		-	-		0.95%	8

* For the six months ended June 30, 2003. Income and expense amounts have been annualized to reflect the results that could have been expected for one year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

8  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES					Ameritas
JUNE 30, 2003 (UNAUDITED)					Core Strategies
	Ameritas		Ameritas		Portfolio
	Emerging Growth		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$33,553,388		-	-	$33,553,388
(Cost $30,865,712 and $0 respectively.)
Cash	4,069		-	-	4,069
Receivable for securities sold	411,316		-	-	411,316
Receivable for shares sold	-		-	-	0
Interest and dividends receivable	6,585		-	-	6,585
Other assets	2,512		-	-	2,512
Total assets	33,977,870		-	-	33,977,870

LIABILITIES
Payable for securities purchased	212,660		-	-	212,660
Payable for shares redeemed	168,588		-	-	168,588.00
Payable to Ameritas Investment Corp.	24,899		-	-	24,899
Payable to Calvert Administrative Services Company	4,110		-	-	4,110
Accrued expenses and other liabilities	35,940		-	-	35,940
Total liabilities	446,197		-	-	446,197
NET ASSETS	$33,531,673		-	-	$33,531,673

NET ASSETS
Paid-in capital applicable to 2,465,521 and 0	$81,035,921		-	-	$81,035,921
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth
and Core Strategies Portfolios, respectively.
Undistributed net investment income	(45,019)		-	-	(45,019.00)
Accumulated net realized gain (loss) on investments	(50,147,032)		-	-	(50,147,032)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	2,687,803		-	-	2,687,803
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$33,531,673		-	-	$33,531,673

NET ASSETS	$33,531,673		-		$33,531,673
SHARES OUTSTANDING	2,465,521	(1)	-	(230,076)	2,235,445	(1)
NET ASSET VALUE	$13.60		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,235,445 shares issued to shareholders of the
Emerging Growth Portfolio.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS					Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)					Core Strategies
	Ameritas		Ameritas		Portfolio
	Emerging Growth		Core Strategies	Proforma	Proforma
	Portfolio	*	Portfolio	Adjustments	Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$8,326		-	-	$8,326
Dividend income (net of foreign taxes withheld of $2,237	194,916		-	-	194,916
for Emerging Growth Portfolio)			-	-
Total investment income	203,242		-	-	203,242

Expenses:
Investment advisory fee	232,126		-	-	232,126
Transfer agency fees and expenses	11,829		-	-	11,829
Directors' fees and expenses	3,235		-	-	3,235
Administrative fees	50,000		-	-	50,000
Accounting fees	21,130		-	-	21,130
Custodian fees	155,950		-	-	155,950
Professional fees	11,660		-	-	11,660
Reports to shareholders	11,002		-	-	11,002
Miscellaneous	1,740		-	-	1,740
Total expenses	498,672		-	-	498,672
Reimbursement from Advisor	(204,283)		-	-	(204,283)
Fees paid indirectly	(363)		-	-	(363)
Net expenses	294,026		-	-	294,026

NET INVESTMENT INCOME (LOSS)	(90,783)		-	-	(90,783)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,449,617)		-	-	(1,449,617)
Foreign currency transactions	37		-	-	37
	(1,449,580)		-	-	(1,449,580)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	6,022,225		-	-	6,022,225
Assets and liabilities denominated in foreign currencies	15		-	-	15
	6,022,240		-	-	6,022,240

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,572,660		-	-	4,572,660

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,481,877		-	-	$4,481,877

AVERAGE NET ASSETS	30,950,137		-	-	30,950,137
RATIO OF TOTAL EXP TO AVG N/A	1.61%		-	-	1.61%
RATIO OF NET EXP TO AVG N/A	0.95%		-	-	0.95%

* For the six months ended June 30, 2003. Income and expense amounts have been annualized to reflect the results that could have been expected for one year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES					Ameritas
JUNE 30, 2003 (UNAUDITED)					Core Strategies
	Ameritas		Ameritas		Portfolio
	Research		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$16,282,523		-	-	$16,282,523
(Cost $15,529,898 and $0 respectively.)
Cash	2,397		-	-	2,397
Receivable for securities sold	69,308		-	-	69,308
Receivable for shares sold	1,717		-	-	1,717
Interest and dividends receivable	17,707		-	-	17,707
Other assets	2,343		-	-	2,343
Total assets	16,375,995		-	-	16,375,995

LIABILITIES
Payable for securities purchased	176,706		-	-	176,706
Payable for shares redeemed	-		-	-	0
Payable to Ameritas Investment Corp.	9,450		-	-	9,450
Payable to Calvert Administrative Services Company	4,110		-	-	4,110
Accrued expenses and other liabilities	22,167		-	-	22,167
Total liabilities	212,433		-	-	212,433
NET ASSETS	$16,163,562		-	-	$16,163,562

NET ASSETS
Paid-in capital applicable to 1,201,901 and 0	$27,031,517		-	-	$27,031,517
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for
Research and Core Strategies Portfolios, respectively.
Undistributed net investment income	107,732		-	-	107,732
Accumulated net realized gain (loss) on investments	(11,728,565)		-	-	(11,728,565)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	752,878		-	-	752,878
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$16,163,562		-	-	$16,163,562

NET ASSETS	$16,163,562		-		$16,163,562
SHARES OUTSTANDING	1,201,901	(1)	-	(124,330)	1,077,571	(1)
NET ASSET VALUE	$13.45		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 1,077,571 shares issued to shareholders of the
Research Portfolio.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS						Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)						Core Strategies
	Ameritas		Ameritas			Portfolio
	Research		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$4,767		-	-		$4,767
Dividend income (net of foreign taxes withheld of $1,663 for	274,887		-	-		274,887
Research Portfolio)			-	-
Total investment income	279,655		-	-		279,655

Expenses:
Investment advisory fee	114,519		-	-		114,519
Transfer agency fees and expenses	11,920		-	-		11,920
Directors' fees and expenses	1,686		-	-		1,686
Administrative fees	50,000		-	-		50,000
Accounting fees	18,127		-	-		18,127
Custodian fees	74,418		-	-		74,418
Professional fees	12,265		-	-		12,265
Reports to shareholders	6,846		-	-		6,846
Miscellaneous	1,087		-	-		1,087
Total expenses	290,868		-	-		290,868
Reimbursement from Advisor	(143,994)		-	(1,528)	1	(145,522)
Fees paid indirectly	(290)		-	-		(290)
Net expenses	146,584		-	(1,528)		145,056

NET INVESTMENT INCOME (LOSS)	133,071		-	1,528		134,599

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(627,242)		-	-		(627,242)
Foreign currency transactions	301		-	-		301
	(626,941)		-	-		(626,941)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	2,039,677		-	-		2,039,677
Assets and liabilities denominated in foreign currencies	(33)		-	-		(33)
	2,039,644		-	-		2,039,644

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,412,703		-	-		1,412,703

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,545,774		-	$1,528		$1,547,302

AVERAGE NET ASSETS	15,269,206		-	-		15,269,206
RATIO OF TOTAL EXP TO AVG N/A	1.90%		-	-		1.90%
RATIO OF NET EXP TO AVG N/A	0.96%		-	-		0.95%	1

* For the six months ended June 30, 2003. Income and expense amounts have been annualized to reflect the results that could have been expected for one year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES					Ameritas
JUNE 30, 2003 (UNAUDITED)					Core Strategies
	Ameritas Growth		Ameritas		Portfolio
	With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$16,680,634		-	-	$16,680,634
(Cost $16,278,478 and $0 respectively.)
Cash	33		-	-	33
Receivable for securities sold	222,069		-	-	222,069
Receivable for shares sold	1,047		-	-	1,047
Interest and dividends receivable	16,404		-	-	16,404
Other assets	4,418		-	-	4,418
Total assets	16,924,605		-	-	16,924,605

LIABILITIES
Payable for securities purchased	335,837		-	-	335,837
Payable for shares redeemed	-		-	-	0
Payable to Ameritas Investment Corp.	9,457		-	-	9,457
Payable to Calvert Administrative Services Company	4,110		-	-	4,110
Accrued expenses and other liabilities	23,206		-	-	23,206
Total liabilities	372,610		-	-	372,610
NET ASSETS	$16,551,995		-	-	$16,551,995

NET ASSETS
Paid-in capital applicable to 1,110,017 and 0	$24,635,599		-	-	$24,635,599
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Growth With
Income and Core Strategies Portfolios, respectively.
Undistributed net investment income	103,812		-	-	103,812
Accumulated net realized gain (loss) on investments	(8,590,239)		-	-	(8,590,239)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	402,823		-	-	402,823
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$16,551,995		-	-	$16,551,995

NET ASSETS	$16,551,995		-		$16,551,995
SHARES OUTSTANDING	1,110,017	(1)	-	(6,551)	1,103,466	(1)
NET ASSET VALUE	$14.91		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 1,103,466 shares issued to shareholders of the
Growth With Income Portfolio.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS						Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)						Core Strategies
	Ameritas Growth		Ameritas			Portfolio
	With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$3,799		-	-		$3,799
Dividend income (net of foreign taxes withheld of $1,987	260,299		-	-		260,299
for Growth With Income Portfolio)			-	-
Total investment income	264,099		-	-		264,099

Expenses:
Investment advisory fee	119,960		-	-		119,960
Transfer agency fees and expenses	12,182		-	-		12,182
Directors' fees and expenses	1,728		-	-		1,728
Administrative fees	50,000		-	-		50,000
Accounting fees	18,290		-	-		18,290
Custodian fees	84,781		-	-		84,781
Professional fees	10,283		-	-		10,283
Reports to shareholders	6,985		-	-		6,985
Miscellaneous	1,135		-	-		1,135
Total expenses	305,345		-	-		305,345
Reimbursement from Advisor	(148,192)		-	(4,799)	1	(152,991)
Fees paid indirectly	(405)		-	-		(405)
Net expenses	156,747		-	(4,799)		151,948

NET INVESTMENT INCOME (LOSS)	107,351		-	4,799		112,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(565,776)		-	-		(565,776)
Foreign currency transactions	(251)		-	-		(251)
	(566,027)		-	-		(566,027)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	1,901,777		-	-		1,901,777
Assets and liabilities denominated in foreign currencies	45		-	-		45
	1,901,822		-	-		1,901,822

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,335,795		-	-		1,335,795

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,443,146		-	$4,799		$1,447,945

AVERAGE NET ASSETS	15,994,549		-	-		15,994,549
RATIO OF TOTAL EXP TO AVG N/A	1.91%		-	-		1.91%
RATIO OF NET EXP TO AVG N/A	0.98%		-	-		0.95%	1

* For the six months ended June 30, 2003. Income and expense amounts have been annualized to reflect the results that could have been expected for one year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
	Ameritas		Ameritas		Ameritas
	Emerging Growth		Research		Core Strategies	Proforma
	Portfolio		Portfolio		Portfolio	Adjustments
ASSETS
Investments in securities, at value -	$33,553,388		$16,282,523		-	-
(Cost $30,865,712, $15,529,898 and $0 respectively.)
Cash	4,069		2,397		-	-
Receivable for securities sold	411,316		69,308		-	-
Receivable for shares sold	-		1,717		-	-
Interest and dividends receivable	6,585		17,707		-	-
Other assets	2,512		2,343		-	-
Total assets	33,977,870		16,375,995		-	-

LIABILITIES
Payable for securities purchased	212,660		176,706		-	-
Payable for shares redeemed	168,588		-		-	-
Payable to Ameritas Investment Corp.	24,899		9,450		-	-
Payable to Calvert Administrative Services Company	4,110		4,110		-	-
Accrued expenses and other liabilities	35,940		22,167		-	-
Total liabilities	446,197		212,433		-	-
NET ASSETS	$33,531,673		$16,163,562		-	-

NET ASSETS
Paid-in capital applicable to 2,465,521, 1,201,901 and 0	$81,035,921		$27,031,517		-	-
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth,
Research, and Core Strategies Portfolios, respectively.
Undistributed net investment income	(45,019)		107,732		-	-
Accumulated net realized gain (loss) on investments	(50,147,032)		(11,728,565)		-	-
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	2,687,803		752,878		-	-
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$33,531,673		$16,163,562		-	-

NET ASSETS	$33,531,673		$16,163,562		-
SHARES OUTSTANDING	2,465,521	(1)	1,201,901	(1)	-	(354,406)
NET ASSET VALUE	$13.60		$13.45		$15.00

(1) The proforma combined shares outstanding consists of 2,235,445 and 1,077,571 shares issued to shareholders of the
Emerging Growth and Research Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS										Ameritas
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)										Core Strategies
	Ameritas		Ameritas		Ameritas Growth		Ameritas			Portfolio
	Emerging Growth		Research		With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$4,129		$2,364		$1,884		-	-		$8,377
Dividend income (net of foreign taxes withheld of $2,237, $1,663	96,657		136,314		129,080		-	-		362,051
and $1,987 for Emerging Growth, Research and Growth With							-	-
Income Portfolios, respectively)
Total investment income	100,786		138,678		130,964		-	-		370,428

Expenses:
Investment advisory fee	115,109		56,789		59,487		-	-		231,385
Transfer agency fees and expenses	5,866		5,911		6,041		-	(11,600)	1	6,218
Directors' fees and expenses	1,604		836		857		-	(710)	2	2,587
Administrative fees	24,795		24,795		24,795		-	(49,590)	3	24,795
Accounting fees	10,478		8,989		9,070		-	(18,786)	4	9,751
Custodian fees	77,334		36,903		42,042		-	(97,941)	5	58,338
Professional fees	5,782		6,082		5,099		-	(10,713)	6	6,250
Reports to shareholders	5,456		3,395		3,464		-	-		12,315
Miscellaneous	863		539		563		-	(1,259)	7	706
Total expenses	247,287		144,239		151,418		-	(190,599)		352,345
Reimbursement from Advisor	(101,302)		(71,405)		(73,487)		-	187,461	8	(58,733)
Fees paid indirectly	(180)		(144)		(201)		-	-		(525)
Net expenses	145,805		72,690		77,730		-	(3,138)		293,087

NET INVESTMENT INCOME (LOSS)	(45,019)		65,988		53,234		-	3,138		77,341

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,449,617)		(627,242)		(565,776)		-	-		(2,642,635)
Foreign currency transactions	37		301		(251)		-	-		87
	(1,449,580)		(626,941)		(566,027)		-	-		(2,642,548)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	6,022,225		2,039,677		1,901,777		-	-		9,963,679
Assets and liabilities denominated in foreign currencies	15		(33)		45		-	-		27
	6,022,240		2,039,644		1,901,822		-	-		9,963,706

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,572,660		1,412,703		1,335,795		-	-		7,321,158

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,527,641		$1,478,691		$1,389,029		-	$3,138		$7,398,499

AVERAGE NET ASSETS	30,950,137		15,269,206		15,994,549		-	-		62,213,892
RATIO OF TOTAL EXP TO AVG N/A	1.61%	(a)	1.90%	(a)	1.91%	(a)	-	-		1.14%	(a)
RATIO OF NET EXP TO AVG N/A	0.95%	(a)	0.96%	(a)	0.98%	(a)	-	-		0.95%	(a) 8

* For the six months ended June 30, 2003.

(a) Annualized.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003. In addition, the expenses do not include the cost of merging the three funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

	0.497479518

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio (the “Merging Portfolio”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolio will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth Portfolio included in their annual report and semi-annual report dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth and Growth With Income Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio and Ameritas Research Portfolio, (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth and Research Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth, Research and Growth With Income Portfolios

included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH  WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Growth With Income Portfolio (the “Merging Portfolio”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolio will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Growth With Income Portfolio included in their annual report and semi-annual report dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Research Portfolio (the “Merging Portfolio”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolio will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Research Portfolio included in their annual report and semi-annual report dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Research Portfolio and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Research and Growth With Income Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

	AMERITAS EMERGING GROWTH PORTFOLIO		AMERITAS RESEARCH PORTFOLIO		AMERITAS GROWTH WITH INCOME PORTFOLIO		AMERITAS CORE STRATEGIES PORTFOLIO		PROFORMA ADJUSTMENTS		AMERITAS CORE STRATEGIES PORTFOLIO PROFORMA COMBINED
Equity Securities - 96.7%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE

Aerospace / Defense - 1.3%

Alliant Techsystems, Inc.*	1,970	$102,263	-	-	-	-	-	-	-	-	1,970	$102,263
Lockheed Martin Corp.	5,200	247,364	3,970	$188,853	2,250	$107,033	-	-	-	-	11,420	543,250
Northrop Grumman Corp.	1,610	138,927	-	-	650	56,088	-	-	-	-	2,260	195,015
		488,554		188,853		163,121		-		-		840,528

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	1,600	20,592	-	-	3,360	43,243	-	-	-	-	4,960	63,835

Air Freight - 0.6%
Expeditors International Washington, Inc.	2,660	92,142	-	-	-	-	-	-	-	-	2,660	92,142
FedEx Corp.	800	49,624	-	-	2,560	158,797	-	-	-	-	3,360	208,421
United Parcel Service, Inc.	-	-	-	-	2,070	131,859	-	-	-	-	2,070	131,859
		141,766		-		290,656		-		-		432,422

Airlines - 0.2%
JetBlue Airways Corp.*	3,200	135,328	-	-	-	-	-	-	-	-	3,200	135,328

Automobiles - 0.6%
Bayerische Motoren Werke AG (EUR)	6,270	241,604	-	-	2,300	88,627	-	-	-	-	8,570	330,231
Porsche AG (EUR)	-	-	-	-	97	41,171	-	-	-	-	97	41,171
		241,604		-		129,798		-		-		371,402

Banks - Major Regional - 2.6%
Bank One Corp.	-	-	3,090	114,886	5,100	189,618	-	-	-	-	8,190	304,504
FleetBoston Financial Corp.	-	-	5,230	155,383	-	-	-	-	-	-	5,230	155,383
Mellon Financial Corp.	3,300	91,575	7,430	206,183	1,700	47,175	-	-	-	-	12,430	344,933
Northern Trust Corp.	800	33,432	-	-	-	-	-	-	-	-	800	33,432
SouthTrust Corp.	-	-	1,220	33,184	-	-	-	-	-	-	1,220	33,184
Suntrust Banks, Inc.	-	-	4,260	252,788	1,380	81,889	-	-	-	-	5,640	334,677
US Bancorp	-	-	-	-	6,030	147,735	-	-	-	-	6,030	147,735
Wells Fargo & Co.	-	-	-	-	6,940	349,776	-	-	-	-	6,940	349,776
		125,007		762,424		816,193		-		-		1,703,624

Banks - Money Center - 0.8%
Bank of America Corp.	-	-	4,750	375,393	2,190	173,076	-	-	-	-	6,940	548,469

Banks - Regional - 0.4%
Banknorth Group, Inc.	2,460	62,779	2,970	75,794	-	-	-	-	-	-	5,430	138,573
First Tennessee National Corp.	1,470	64,548	-	-	-	-	-	-	-	-	1,470	64,548
TCF Financial Corp.	-	-	1,800	71,712	-	-	-	-	-	-	1,800	71,712
		127,327		147,506		-		-		-		274,833

Beverages - Alcoholic - 0.3%
Anheuser-Busch Co.'s, Inc.	-	-	2,770	141,408	1,720	87,806	-	-	-	-	4,490	229,214

Beverages - Non-alcoholic - 1.5%
Pepsi Bottling Group, Inc.	910	18,218	-	-	-	-	-	-	-	-	910	18,218
Pepsico, Inc.	8,760	389,820	7,720	343,540	6,038	268,691	-	-	-	-	22,518	1,002,051
		408,038		343,540		268,691		-		-		1,020,269

Biotechnology - 3.9%
Amgen, Inc.*	9,110	610,188	4,400	294,712	3,280	219,694	-	-	-	-	16,790	1,124,594
Biogen, Inc.*	1,900	72,200	-	-	-	-	-	-	-	-	1,900	72,200
Genentech, Inc.*	900	64,908	3,300	237,996	1,770	127,652	-	-	-	-	5,970	430,556
Genzyme Corp - General Division*	7,230	302,214	3,370	140,866	-	-	-	-	-	-	10,600	443,080
Gilead Sciences, Inc.*	3,700	205,646	-	-	-	-	-	-	-	-	3,700	205,646
Idec Pharmaceuticals Corp.*	3,400	115,600	-	-	-	-	-	-	-	-	3,400	115,600
InterMune, Inc.*	850	13,694	-	-	-	-	-	-	-	-	850	13,694
Invitrogen Corp.*	2,300	88,251	-	-	-	-	-	-	-	-	2,300	88,251
Medimmune, Inc.*	3,250	118,202	-	-	-	-	-	-	-	-	3,250	118,202
		1,590,903		673,574		347,346		-		-		2,611,823

Broadcast - Television, Radio, & Cable - 4.6%
Clear Channel Communications, Inc.*	7,790	330,218	2,200	93,258	3,730	158,115	-	-	-	-	13,720	581,591
Comcast Corp. Class A*	2,800	84,504	-	-	2,103	63,469	-	-	-	-	4,903	147,973
Comcast Corp. Special Class A*	8,740	251,974	-	-	-	-	-	-	-	-	8,740	251,974
COX Communications, Inc.*	4,440	141,636	-	-	1,380	44,022	-	-	-	-	5,820	185,658
Echostar Communications Corp.*	18,040	624,545	5,070	175,523	1,080	37,390	-	-	-	-	24,190	837,458
Entercom Communications Corp.*	4,170	204,372	-	-	-	-	-	-	-	-	4,170	204,372
Hearst-Argyle Television, Inc.*	2,440	63,196	-	-	-	-	-	-	-	-	2,440	63,196
Hispanic Broadcasting Corp.*	1,070	27,231	-	-	-	-	-	-	-	-	1,070	27,231
InterActiveCorp*	6,110	241,773	-	-	-	-	-	-	-	-	6,110	241,773
Liberty Media Corp.*	13,940	161,146	-	-	3,460	39,998	-	-	-	-	17,400	201,144
Lin TV Corp.*	900	21,195	-	-	-	-	-	-	-	-	900	21,195
Univision Communications, Inc.*	1,990	60,496	-	-	-	-	-	-	-	-	1,990	60,496
Westwood One, Inc.*	6,520	221,224	-	-	-	-	-	-	-	-	6,520	221,224
		2,433,510		268,781		342,994		-		-		3,045,285

Chemicals - 1.6%
Air Products & Chemicals, Inc.	-	-	1,150	47,840	1,350	56,160	-	-	-	-	2,500	104,000
Dow Chemical Co.	-	-	5,300	164,088	-	-	-	-	-	-	5,300	164,088
Lyondell Chemical Co.	-	-	2,800	37,884	-	-	-	-	-	-	2,800	37,884
Novartis AG (CHF)	5,530	219,302	-	-	5,090	201,853	-	-	-	-	10,620	421,155
Praxair, Inc.	2,990	179,699	910	54,691	2,170	130,417	-	-	-	-	6,070	364,807
		399,001		304,503		388,430		-		-		1,091,934

Chemicals - Diversified - 0.2%
PPG Industries, Inc.	-	-	-	-	2,480	125,835	-	-	-	-	2,480	125,835

Communications Equipment - 0.7%
Adtran, Inc.*	2,530	129,081	-	-	-	-	-	-	-	-	2,530	129,081
Advanced Fibre Communications, Inc.*	3,420	55,643	-	-	-	-	-	-	-	-	3,420	55,643
Agere Systems, Inc.*	27,800	63,940	-	-	-	-	-	-	-	-	27,800	63,940
Crown Castle International Corp.*	18,720	145,454	-	-	-	-	-	-	-	-	18,720	145,454
Scientific-Atlanta, Inc.	2,900	69,136	-	-	-	-	-	-	-	-	2,900	69,136
		463,254		-		-		-		-		463,254

Computers - Hardware - 2.0%
Apple Computer, Inc.*	2,800	53,536	-	-	-	-	-	-	-	-	2,800	53,536
Dell Computer Corp.*	12,280	392,469	-	-	-	-	-	-	-	-	12,280	392,469
Hewlett-Packard Co.	7,320	155,916	-	-	2,119	45,135	-	-	-	-	9,439	201,051
International Business Machines Corp.	3,990	329,175	-	-	4,170	344,025	-	-	-	-	8,160	673,200
Juniper Networks, Inc.*	-	-	-	-	1,190	14,720	-	-	-	-	1,190	14,720
		931,096		-		403,880		-		-		1,334,976

Computers - Networking - 1.1%
Cisco Systems, Inc.*	27,850	462,032	-	-	16,340	271,081	-	-	-	-	44,190	733,113

Computers - Peripherals - 0.1%
Lexmark International, Inc.*	810	57,324	-	-	-	-	-	-	-	-	810	57,324
Seagate Technology	2,700	47,655	-	-	-	-	-	-	-	-	2,700	47,655
Seagate Technology, Inc. * (Escrow)	-	-	3,390	-	-	-	-	-	-	-	3,390	-
		104,979		-		-		-		-		104,979

Computers - Software & Services - 6.6%
Accenture Ltd*	-	-	-	-	6,760	122,288	-	-	-	-	6,760	122,288
Affiliated Computer Services, Inc.*	3,280	149,994	-	-	-	-	-	-	-	-	3,280	149,994
Amdocs Ltd.*	9,400	225,600	-	-	-	-	-	-	-	-	9,400	225,600
BEA Systems, Inc.*	7,580	82,319	-	-	1,480	16,073	-	-	-	-	9,060	98,392
BearingPoint, Inc.	4,500	43,425	-	-	-	-	-	-	-	-	4,500	43,425
Business Objects S.A. (ADR)*	2,750	60,362	-	-	-	-	-	-	-	-	2,750	60,362
eBay, Inc.*	950	98,971	-	-	-	-	-	-	-	-	950	98,971
Mercury Interactive Corp.*	1,120	43,243	-	-	-	-	-	-	-	-	1,120	43,243
Microsoft Corp.	27,690	709,141	14,380	368,272	19,310	494,529	-	-	-	-	61,380	1,571,942
Network Associates, Inc.*	11,550	146,454	3,990	50,593	-	-	-	-	-	-	15,540	197,047
Oracle Corp.*	24,400	293,288	5,980	71,880	13,270	159,505	-	-	-	-	43,650	524,673
SAP AG (ADR)	5,440	158,957	-	-	-	-	-	-	-	-	5,440	158,957
SAP AG (EUR)	400	47,252	-	-	-	-	-	-	-	-	400	47,252
Symantec Corp.*	3,110	136,405	-	-	-	-	-	-	-	-	3,110	136,405
Veritas Software Corp.*	19,570	561,072	3,540	101,492	3,110	89,164	-	-	-	-	26,220	751,728
WebMD Corp.*	3,500	37,905	-	-	-	-	-	-	-	-	3,500	37,905
Yahoo, Inc.*	2,520	82,555	-	-	-	-	-	-	-	-	2,520	82,555
		2,876,943		592,237		881,559		-		-		4,350,739

Consumer Finance - 0.1%
MBNA Corp.	-	-	1,660	34,594	1,870	38,971	-	-	-	-	3,530	73,565

Distributors - Food & Health - 0.7%
AmerisourceBergen Corp.	3,460	239,951	-	-	1,440	99,864	-	-	-	-	4,900	339,815
Sysco Corp.	4,760	142,990	-	-	-	-	-	-	-	-	4,760	142,990
		382,941		-		99,864		-		-		482,805

Diversified Minerals - 0.4%
BHP Billiton plc (GBP)	-	-	28,400	149,746	-	-	-	-	-	-	28,400	149,746
Rio Tinto plc (GBP)	-	-	5,060	95,346	-	-	-	-	-	-	5,060	95,346
		-		245,092		-		-		-		245,092

Electric Companies - 0.9%
Dominion Resources, Inc.	-	-	825	53,023	710	45,632	-	-	-	-	1,535	98,655
Exelon Corp.	-	-	-	-	2,000	119,620	-	-	-	-	2,000	119,620
PG&E Corp.*	-	-	1,900	40,185	2,200	46,530	-	-	-	-	4,100	86,715
Public Service Enterprise Group, Inc.	-	-	1,090	46,053	-	-	-	-	-	-	1,090	46,053
TXU Corp.	-	-	4,360	97,882	6,810	152,884	-	-	-	-	11,170	250,766
Wisconsin Energy Corp.	-	-	-	-	700	20,300	-	-	-	-	700	20,300
		-		237,143		384,966		-		-		622,109

Electrical Equipment - 1.1%
Emerson Electric Co.	-	-	-	-	1,180	60,298	-	-	-	-	1,180	60,298
General Electric Co.	4,880	139,958	-	-	12,960	371,693	-	-	-	-	17,840	511,651
Rockwell Automation, Inc.	4,200	100,128	-	-	1,480	35,283	-	-	-	-	5,680	135,411
		240,086		-		467,274		-		-		707,360

Electronics - Instrument - 0.3%
Waters Corp.*	6,200	180,606	300	8,739	-	-	-	-	-	-	6,500	189,345

Electronics - Semiconductors - 2.6%
Altera Corp.*	9,660	158,424	-	-	-	-	-	-	-	-	9,660	158,424
Analog Devices, Inc.*	11,405	397,122	1,785	62,154	3,860	134,405	-	-	-	-	17,050	593,681
Linear Technology Corp.	3,220	103,716	-	-	-	-	-	-	-	-	3,220	103,716
Maxim Integrated Products, Inc.	3,470	118,639	-	-	-	-	-	-	-	-	3,470	118,639
Microchip Technology, Inc.	8,560	209,720	-	-	4,040	98,980	-	-	-	-	12,600	308,700
STMicroelectronics N.V.	5,600	116,424	7,000	145,530	2,420	50,312	-	-	-	-	15,020	312,266
Texas Instruments, Inc.	1,600	28,160	-	-	2,300	40,480	-	-	-	-	3,900	68,640
Xilinx, Inc.*	1,500	37,965	-	-	-	-	-	-	-	-	1,500	37,965
		1,170,170		207,684		324,177		-		-		1,702,031

Entertainment - 2.7%
AOL Time Warner, Inc.*	7,930	127,594	13,640	219,468	12,810	206,113	-	-	-	-	34,380	553,175
Fox Entertainment Group, Inc.*	1,490	42,882	-	-	-	-	-	-	-	-	1,490	42,882
Royal Caribbean Cruises Ltd.	3,300	76,428	-	-	-	-	-	-	-	-	3,300	76,428
Viacom, Inc.*	10,470	457,120	4,912	214,458	6,705	292,740	-	-	-	-	22,087	964,318
Walt Disney Co.	5,220	103,095	-	-	3,030	59,843	-	-	-	-	8,250	162,938
		807,119		433,926		558,696		-		-		1,799,741

Equipment - Semiconductors - 0.7%
ASML Holding NV*	4,660	44,550	-	-	-	-	-	-	-	-	4,660	44,550
Lam Research Corp.*	2,300	41,883	-	-	-	-	-	-	-	-	2,300	41,883
Novellus Systems, Inc.*	7,020	257,079	1,580	57,861	940	34,424	-	-	-	-	9,540	349,364
		343,512		57,861		34,424		-		-		435,797

Financial - Diversified - 6.0%
American Express Co.	1,020	42,646	-	-	-	-	-	-	-	-	1,020	42,646
Citigroup, Inc.	9,036	386,741	14,696	628,989	11,996	513,429	-	-	-	-	35,728	1,529,159
Fannie Mae	4,290	289,317	5,730	386,431	6,010	405,314	-	-	-	-	16,030	1,081,062
Freddie Mac	2,120	107,632	4,070	206,634	2,990	151,802	-	-	-	-	9,180	466,068
Goldman Sachs Group, Inc.	2,865	239,944	2,380	199,325	1,710	143,213	-	-	-	-	6,955	582,482
J.P. Morgan Chase & Co.	-	-	-	-	1,180	40,332	-	-	-	-	1,180	40,332
SLM Corp.	4,410	172,740	-	-	1,470	57,580	-	-	-	-	5,880	230,320
State Street Corp.	-	-	-	-	900	35,460	-	-	-	-	900	35,460
		1,239,020		1,421,379		1,347,130		-		-		4,007,529

Foods - 0.7%
Hershey Foods Corp.	1,250	87,075	-	-	-	-	-	-	-	-	1,250	87,075
Kellogg Co.	-	-	4,160	142,979	1,160	39,869	-	-	-	-	5,320	182,848
Nestle S.A. (CHF)	-	-	365	75,479	287	59,349	-	-	-	-	652	134,828
Unilever N.V. (ADR)	-	-	-	-	800	43,200	-	-	-	-	800	43,200
Unilever plc	-	-	5,000	39,876	-	-	-	-	-	-	5,000	39,876
		87,075		258,334		142,418		-		-		487,827

Gaming, Lottery, & Parimutual - 0.3%
MGM MIRAGE*	4,850	165,773	1,700	58,106	-	-	-	-	-	-	6,550	223,879

Healthcare - Diversified - 3.6%
Abbott Laboratories, Inc.	7,190	314,634	11,000	481,360	1,940	84,894	-	-	-	-	20,130	880,888
Johnson & Johnson	1,400	72,380	7,900	408,430	6,840	353,628	-	-	-	-	16,140	834,438
Wyeth	2,000	91,100	8,400	382,620	4,440	202,242	-	-	-	-	14,840	675,962
		478,114		1,272,410		640,764		-		-		2,391,288

Healthcare - Drug - Generic, Other - 0.5%
ICN Pharmaceuticals, Inc.	4,550	76,258	-	-	-	-	-	-	-	-	4,550	76,258
Medicis Pharmaceutical Corp. Class A	2,350	133,245	-	-	-	-	-	-	-	-	2,350	133,245
Mylan Laboratories	3,110	108,135	-	-	-	-	-	-	-	-	3,110	108,135
Watson Pharmaceutical, Inc.*	1,230	49,655	-	-	-	-	-	-	-	-	1,230	49,655
		367,293		-		-		-		-		367,293

Healthcare - Drug - Major Pharmaceutical - 4.2%
Alcon, Inc.	1,140	52,098	-	-	-	-	-	-	-	-	1,140	52,098
AstraZeneca plc (ADR)	-	-	-	-	2,160	88,063	-	-	-	-	2,160	88,063
AstraZeneca plc (GBP)	1,900	76,314	-	-	490	19,681	-	-	-	-	2,390	95,995
Celgene Corp.	1,570	47,728	-	-	-	-	-	-	-	-	1,570	47,728
Forest Laboratories, Inc.*	4,110	225,023	-	-	790	43,253	-	-	-	-	4,900	268,276
Icos Corp.*	900	33,075	-	-	-	-	-	-	-	-	900	33,075
Pfizer, Inc.	5,900	201,485	10,995	375,479	14,625	499,444	-	-	-	-	31,520	1,076,408
Schering-Plough Corp.	11,360	211,296	18,010	334,986	10,780	200,508	-	-	-	-	40,150	746,790
SICOR, Inc.*	2,660	54,104	-	-	-	-	-	-	-	-	2,660	54,104
Teva Pharmaceutical Industries	5,500	313,115	-	-	-	-	-	-	-	-	5,500	313,115
		1,214,238		710,465		850,949		-		-		2,775,652

Healthcare - Hospital Management - 0.9%
Health Management Associates, Inc.	10,360	191,142	-	-	-	-	-	-	-	-	10,360	191,142
Tenet Healthcare Corp.*	10,920	127,218	12,100	140,965	10,890	126,869	-	-	-	-	33,910	395,052
		318,360		140,965		126,869		-		-		586,194

Healthcare - Managed Care - 1.1%
Aetna, Inc.	2,750	165,550	-	-	-	-	-	-	-	-	2,750	165,550
Express Scripts, Inc.*	4,610	314,448	-	-	-	-	-	-	-	-	4,610	314,448
Wellpoint Health Networks, Inc.*	2,230	187,989	-	-	400	33,720	-	-	-	-	2,630	221,709
		667,987		-		33,720		-		-		701,707

Healthcare - Medical Products & Supplies - 2.1%
Advanced Medical Optics, Inc.*	248	4,228	-	-	1	17	-	-	-	-	249	4,245
Affymetrix, Inc.*	900	17,739	-	-	-	-	-	-	-	-	900	17,739
Apogent Technologies, Inc.*	4,870	97,400	-	-	-	-	-	-	-	-	4,870	97,400
Baxter International, Inc.	1,100	28,600	3,600	93,600	2,880	74,880	-	-	-	-	7,580	197,080
Boston Scientific Corp.*	2,010	122,811	-	-	-	-	-	-	-	-	2,010	122,811
Cytyc Corp.*	11,540	121,401	-	-	-	-	-	-	-	-	11,540	121,401
Dentsply International, Inc.	4,110	168,099	-	-	-	-	-	-	-	-	4,110	168,099
Guidant Corp.	3,270	145,155	2,200	97,658	1,490	66,141	-	-	-	-	6,960	308,954
Medtronic, Inc.	4,520	216,824	-	-	1,080	51,808	-	-	-	-	5,600	268,632
St. Jude Medical, Inc.*	300	17,250	-	-	-	-	-	-	-	-	300	17,250
Varian Medical Systems, Inc.*	880	50,662	-	-	-	-	-	-	-	-	880	50,662
		990,169		191,258		192,846		-		-		1,374,273

Healthcare - Special Services - 0.2%
Laboratory Corp. of America Holdings, Inc.*	2,190	66,029	-	-	-	-	-	-	-	-	2,190	66,029
Lincare Holdings, Inc.*	1,420	44,744	990	31,195	-	-	-	-	-	-	2,410	75,939
		110,773		31,195		-		-		-		141,968

Household Furnishing & Appliances - 0.1%
Ethan Allen Interiors, Inc.	1,930	67,859	-	-	-	-	-	-	-	-	1,930	67,859

Household Products - Non-Durable - 1.4%
Energizer Holdings, Inc.*	1,500	47,100	-	-	-	-	-	-	-	-	1,500	47,100
Kimberly-Clark Corp.	840	43,798	-	-	2,700	140,778	-	-	-	-	3,540	184,576
Procter & Gamble Co.	900	80,262	3,570	318,373	2,740	244,353	-	-	-	-	7,210	642,988
Reckitt Benckiser plc (GBP)	-	-	-	-	1,160	21,321	-	-	-	-	1,160	21,321
		171,160		318,373		406,452		-		-		895,985

Housewares - 0.2%
Newell Rubbermaid, Inc.	1,200	33,600	1,900	53,200	1,500	42,000	-	-	-	-	4,600	128,800

Insurance - Life & Health - 0.5%
Metlife, Inc.	2,090	59,189	4,180	118,378	4,580	129,706	-	-	-	-	10,850	307,273

Insurance - Multi-Line - 0.6%
American International Group, Inc.	-	-	-	-	1,710	94,358	-	-	-	-	1,710	94,358
Hartford Financial Services, Inc.	-	-	-	-	1,080	54,389	-	-	-	-	1,080	54,389
Willis Group Holdings Ltd *	4,680	143,910	3,660	112,545	-	-	-	-	-	-	8,340	256,455
		143,910		112,545		148,747		-		-		405,202

Insurance - Property & Casuality - 2.3%
ACE Ltd.	1,340	45,949	5,040	172,822	-	-	-	-	-	-	6,380	218,771
Allstate Corp.	-	-	-	-	1,070	38,145	-	-	-	-	1,070	38,145
Chubb Corp.	-	-	1,600	96,000	1,200	72,000	-	-	-	-	2,800	168,000
St. Paul Co.'s, Inc.	-	-	3,060	111,721	2,680	97,847	-	-	-	-	5,740	209,568
Travelers Property Casualty Corp.:
Class A	15,409	245,003	4,372	69,515	5,131	81,583	-	-	-	-	24,912	396,101
Class B	-	-	6,117	96,465	1,970	31,067	-	-	-	-	8,087	127,532
XL Capital Ltd.	1,800	149,400	1,690	140,270	850	70,550	-	-	-	-	4,340	360,220
		440,352		686,793		391,192		-		-		1,518,337

Insurance Brokers - 0.5%
Arthur J. Gallagher & Co.	1,340	36,448	-	-	-	-	-	-	-	-	1,340	36,448
Marsh & McLennan Co.'s	3,600	183,852	-	-	1,610	82,223	-	-	-	-	5,210	266,075
		220,300		-		82,223		-		-		302,523

Investment Banking / Brokerage - 1.3%
Ameritrade Holding Corp.*	6,500	48,165	-	-	-	-	-	-	-	-	6,500	48,165
E*trade Group, Inc.*	3,300	28,050	-	-	-	-	-	-	-	-	3,300	28,050
Legg Mason, Inc.	800	51,960	-	-	-	-	-	-	-	-	800	51,960
Lehman Brothers Holdings, Inc.	1,530	101,714	-	-	-	-	-	-	-	-	1,530	101,714
Merrill Lynch & Co., Inc.	6,320	295,018	4,460	208,193	2,510	117,167	-	-	-	-	13,290	620,378
Waddell & Reed Financial, Inc.	1,000	25,670	-	-	-	-	-	-	-	-	1,000	25,670
		550,577		208,193		117,167		-		-		875,937

Investment Management - 0.4%
Affiliated Managers Group, Inc.*	800	48,760	-	-	-	-	-	-	-	-	800	48,760
Investors Financial Services Corp.	4,610	133,736	-	-	-	-	-	-	-	-	4,610	133,736
T. Rowe Price Group, Inc.	1,400	52,850	-	-	-	-	-	-	-	-	1,400	52,850
		235,346		-		-		-		-		235,346

Leisure Time - Products - 0.2%
Mattel, Inc.	6,780	128,278	-	-	-	-	-	-	-	-	6,780	128,278

Lodging - Hotels - 0.7%
Four Seasons Hotels, Inc.	1,100	47,586	-	-	-	-	-	-	-	-	1,100	47,586
Hilton Hotels Corp.	-	-	4,070	52,055	-	-	-	-	-	-	4,070	52,055
Starwood Hotels & Resorts Worldwide, Inc.	9,280	265,315	1,680	48,031	1,280	36,595	-	-	-	-	12,240	349,941
		312,901		100,086		36,595		-		-		449,582

Machinery - Diversified - 0.2%
Deere & Co.	-	-	1,890	86,373	780	35,646	-	-	-	-	2,670	122,019

Manufacturing - Diversified - 2.0%
3M Co.	680	87,706	1,140	147,037	1,265	163,160	-	-	-	-	3,085	397,903
American Standard Co.'s*	-	-	500	36,965	300	22,179	-	-	-	-	800	59,144
Illinois Tool Works, Inc.	-	-	-	-	810	53,338	-	-	-	-	810	53,338
ITT Industries, Inc.	1,440	94,262	-	-	600	39,276	-	-	-	-	2,040	133,538
Thermo Electron Corp.*	6,600	138,732	-	-	-	-	-	-	-	-	6,600	138,732
Tyco International Ltd.	19,520	370,490	3,900	74,022	3,650	69,277	-	-	-	-	27,070	513,789
		691,190		258,024		347,230		-		-		1,296,444

Manufacturing - Specialized - 0.3%
Millipore Corp.*	4,230	187,685	-	-	-	-	-	-	-	-	4,230	187,685

Natural Gas - 0.1%
Equitable Resources, Inc.	-	-	830	33,814	-	-	-	-	-	-	830	33,814

Oil - Domestic Integrated - 0.2%
ConocoPhillips	-	-	2,080	113,984	790	43,292	-	-	-	-	2,870	157,276

Oil - International Integrated - 2.5%
BP plc	-	-	10,175	70,679	1,512	63,534	-	-	-	-	11,687	134,213
EnCana Corp.	2,330	89,402	2,000	76,740	2,970	113,959	-	-	-	-	7,300	280,101
EnCana Corp. (CAD)	-	-	3,200	122,028	1,280	48,812	-	-	-	-	4,480	170,840
Exxon Mobil Corp.	-	-	13,018	467,476	12,574	451,532	-	-	-	-	25,592	919,008
TotalFinaElf S.A. (EUR)*	-	-	700	105,961	-	-	-	-	-	-	700	105,961
Total S.A.	-	-	-	-	890	67,462	-	-	-	-	890	67,462
		89,402		842,884		745,299		-		-		1,677,585

Oil & Gas - Drilling & Equipment - 2.0%
Baker Hughes, Inc.	8,390	281,652	-	-	3,370	113,131	-	-	-	-	11,760	394,783
BJ Services Co.*	4,910	183,438	-	-	-	-	-	-	-	-	4,910	183,438
Cooper Cameron Corp.*	1,620	81,616	-	-	-	-	-	-	-	-	1,620	81,616
Halliburton Co.	-	-	2,500	57,500	-	-	-	-	-	-	2,500	57,500
Nabors Industries, Ltd.*	1,800	71,190	-	-	-	-	-	-	-	-	1,800	71,190
Noble Corp.*	30	1,029	1,900	65,170	1,280	43,904	-	-	-	-	3,210	110,103
Rowan Co.'s, Inc.*	2,080	46,592	-	-	-	-	-	-	-	-	2,080	46,592
Schlumberger, Ltd.	1,600	76,112	2,180	103,703	2,930	139,380	-	-	-	-	6,710	319,195
Smith International, Inc.*	1,800	66,132	-	-	-	-	-	-	-	-	1,800	66,132
		807,761		226,373		296,415		-		-		1,330,549

Oil & Gas - Exploration & Production - 0.2%
Anadarko Petroleum Corp.	-	-	-	-	590	26,237	-	-	-	-	590	26,237
Devon Energy Corp.	-	-	550	29,370	-	-	-	-	-	-	550	29,370
Talisman Energy, Inc.	-	-	1,900	86,188	-	-	-	-	-	-	1,900	86,188
		-		115,558		26,237		-		-		141,795

Oil & Gas - Refining & Marketing - 0.4%
GlobalSantaFe Corp.	6,800	158,712	3,000	70,020	-	-	-	-	-	-	9,800	228,732
Transocean, Inc.*	-	-	-	-	890	19,553	-	-	-	-	890	19,553
		158,712		70,020		19,553		-		-		248,285

Paper & Forest Products - 1.2%
Bowater, Inc.	-	-	990	37,076	-	-	-	-	-	-	990	37,076
International Paper Co.	4,390	156,855	5,350	191,156	4,340	155,068	-	-	-	-	14,080	503,079
Smurfit-Stone Container Corp.*	2,820	36,744	13,780	179,553	1,370	17,851	-	-	-	-	17,970	234,148
		193,599		407,785		172,919		-		-		774,303

Personal Care - 0.6%
Avon Products, Inc.	5,440	338,368	-	-	-	-	-	-	-	-	5,440	338,368
Gillette Co.	1,230	39,188	-	-	1,170	37,276	-	-	-	-	2,400	76,464
		377,556		-		37,276		-		-		414,832

Publishing - 0.5%
McGraw-Hill Co.'s, Inc.	1,370	84,940	-	-	1,210	75,020	-	-	-	-	2,580	159,960
Meredith Corp.	1,760	77,440	-	-	-	-	-	-	-	-	1,760	77,440
Reed Elsevier plc (GBP)	-	-	-	-	10,890	90,765	-	-	-	-	10,890	90,765
		162,380		-		165,785		-		-		328,165

Publishing - Newspapers - 1.6%
E.W. Scripps Co.	2,050	181,876	-	-	-	-	-	-	-	-	2,050	181,876
Gannett Co., Inc.	-	-	-	-	2,610	200,474	-	-	-	-	2,610	200,474
New York Times Co.	1,450	65,975	1,590	72,345	3,400	154,700	-	-	-	-	6,440	293,020
Tribune Co.	3,310	159,873	2,490	120,267	2,000	96,600	-	-	-	-	7,800	376,740
		407,724		192,612		451,774		-		-		1,052,110

Railroads - 0.4%
Canadian National Railway Co.	-	-	-	-	2,137	103,132	-	-	-	-	2,137	103,132
Union Pacific Corp.	-	-	1,300	75,426	1,650	95,733	-	-	-	-	2,950	171,159
		-		75,426		198,865		-		-		274,291

Restaurants - 1.5%
Brinker International, Inc.*	6,590	237,372	-	-	-	-	-	-	-	-	6,590	237,372
CEC Entertainment, Inc.*	1,490	55,026	1,190	43,947	-	-	-	-	-	-	2,680	98,973
Cheesecake Factory, Inc. (The)*	1,400	50,246	-	-	-	-	-	-	-	-	1,400	50,246
McDonald's Corp.	2,100	46,326	-	-	1,100	24,266	-	-	-	-	3,200	70,592
Outback Steakhouse, Inc.	8,970	349,830	-	-	-	-	-	-	-	-	8,970	349,830
Starbucks Corp.*	2,270	55,660	-	-	-	-	-	-	-	-	2,270	55,660
Wendy's International, Inc.	2,560	74,163	-	-	-	-	-	-	-	-	2,560	74,163
Yum! Brands, Inc.*	-	-	2,580	76,265	-	-	-	-	-	-	2,580	76,265
		868,623		120,212		24,266		-		-		1,013,101

Retail - Building Supplies - 1.7%
Home Depot, Inc.	14,755	488,686	9,220	305,366	8,960	296,755	-	-	-	-	32,935	1,090,807
Lowe's Co.'s, Inc.	500	21,475	-	-	1,020	43,809	-	-	-	-	1,520	65,284
		510,161		305,366		340,564		-		-		1,156,091

Retail - Department Stores - 0.5%
Kohls Corp.*	3,650	187,537	2,090	107,384	1,200	61,656	-	-	-	-	6,940	356,577

Retail - Discounters - 0.2%
Family Dollar Stores, Inc.	2,740	104,531	-	-	-	-	-	-	-	-	2,740	104,531

Retail - Drug Stores - 1.3%
Caremark Rx, Inc.*	15,830	406,515	1,500	38,520	-	-	-	-	-	-	17,330	445,035
CVS Corp.	5,480	153,604	-	-	5,580	156,407	-	-	-	-	11,060	310,011
Walgreen Co.	2,350	70,735	1,580	47,558	-	-	-	-	-	-	3,930	118,293
		630,854		86,078		156,407		-		-		873,339

Retail - Food Chains - 0.4%
Kroger Co.*	-	-	7,200	120,096	8,390	139,945	-	-	-	-	15,590	260,041

Retail - General Merchandise - 2.4%
Sears, Roebuck & Co.	-	-	-	-	680	22,875	-	-	-	-	680	22,875
Target Corp.	6,950	262,988	5,900	223,256	1,930	73,031	-	-	-	-	14,780	559,275
Wal-Mart Stores, Inc.	1,810	97,143	8,010	429,897	8,950	480,347	-	-	-	-	18,770	1,007,387
		360,131		653,153		576,253		-		-		1,589,537

Retail - Home Shopping - 0.3%
Expedia, Inc.*	2,280	174,830	-	-	-	-	-	-	-	-	2,280	174,830

Retail - Specialty - 1.2%
Office Depot, Inc.*	6,960	100,990	-	-	-	-	-	-	-	-	6,960	100,990
Petsmart, Inc.*	7,460	124,358	-	-	-	-	-	-	-	-	7,460	124,358
Staples, Inc.*	13,420	246,257	-	-	-	-	-	-	-	-	13,420	246,257
Tiffany & Co.	4,540	148,367	-	-	-	-	-	-	-	-	4,540	148,367
Williams-Sonoma, Inc.*	6,870	200,604	-	-	-	-	-	-	-	-	6,870	200,604
		820,576		-		-		-		-		820,576

Retail - Specialty Apparel - 0.4%
Talbots, Inc.	4,350	128,108	-	-	-	-	-	-	-	-	4,350	128,108
TJX Companies, Inc.	6,400	120,576	-	-	-	-	-	-	-	-	6,400	120,576
		248,684		-		-		-		-		248,684

Savings & Loan Companies - 0.2%
Charter One Financial, Inc.	-	-	2,495	77,794	1,511	47,113	-	-	-	-	4,006	124,907

Services - Advertising / Marketing - 0.2%
Lamar Advertising Co.*	1,070	37,675	1,790	63,026	-	-	-	-	-	-	2,860	100,701
Monster Worldwide, Inc.*	1,200	23,676	-	-	-	-	-	-	-	-	1,200	23,676
		61,351		63,026		-		-		-		124,377

Services - Commercial & Consumer - 1.8%
Apollo Group, Inc.*	1,450	89,552	-	-	-	-	-	-	-	-	1,450	89,552
Aramark Corp.*	5,220	117,032	-	-	1,180	26,456	-	-	-	-	6,400	143,488
Career Education Corp.*	200	13,684	-	-	-	-	-	-	-	-	200	13,684
Cendant Corp.*	20,310	372,079	-	-	2,960	54,227	-	-	-	-	23,270	426,306
Choicepoint, Inc.*	2,580	89,062	-	-	-	-	-	-	-	-	2,580	89,062
Getty Images, Inc.*	1,100	45,430	600	24,780	-	-	-	-	-	-	1,700	70,210
Iron Mountain, Inc.*	2,200	81,598	-	-	-	-	-	-	-	-	2,200	81,598
Weight Watchers International, Inc.*	6,130	278,854	-	-	-	-	-	-	-	-	6,130	278,854
		1,087,291		24,780		80,683		-		-		1,192,754

Services - Computer Systems - 0.8%
Sungard Data Systems, Inc.*	15,450	400,310	3,870	100,272	-	-	-	-	-	-	19,320	500,582

Services - Data Processing - 1.8%
Automatic Data Processing, Inc.	-	-	-	-	1,190	40,293	-	-	-	-	1,190	40,293
Bisys Group, Inc.*	21,650	397,710	-	-	-	-	-	-	-	-	21,650	397,710
DST Systems, Inc.*	7,870	299,060	-	-	-	-	-	-	-	-	7,870	299,060
First Data Corp.	5,670	234,965	-	-	1,950	80,808	-	-	-	-	7,620	315,773
Fiserv, Inc.*	3,195	113,774	-	-	-	-	-	-	-	-	3,195	113,774
Paychex, Inc.	1,500	43,965	-	-	-	-	-	-	-	-	1,500	43,965
		1,089,474		-		121,101		-		-		1,210,575

Services - Employment - 0.2%
Manpower, Inc.	2,660	98,659	-	-	-	-	-	-	-	-	2,660	98,659
Robert Half International, Inc.*	2,400	45,456	-	-	-	-	-	-	-	-	2,400	45,456
		144,115		-		-		-		-		144,115

Telecommunications - Cell / Wireless - 0.9%
American Tower Corp., Class A*	13,320	117,882	-	-	-	-	-	-	-	-	13,320	117,882
AT&T Wireless Services, Inc.*	13,840	113,627	-	-	4,500	36,945	-	-	-	-	18,340	150,572
Sprint Corp. - PCS Group*	24,000	138,000	14,900	85,675	2,980	17,135	-	-	-	-	41,880	240,810
Vodafone Group plc. (ADR)	2,819	55,393	-	-	1,405	27,608	-	-	-	-	4,224	83,001
		424,902		85,675		81,688		-		-		592,265

Telephone - 1.1%
Bellsouth Corp.	-	-	-	-	5,230	139,275	-	-	-	-	5,230	139,275
CenturyTel, Inc.	-	-	1,300	45,305	-	-	-	-	-	-	1,300	45,305
Verizon Communications, Inc.	-	-	8,850	349,132	4,810	189,754	-	-	-	-	13,660	538,886
		-		394,437		329,029		-		-		723,466

Textiles - Apparel - 0.1%
Liz Claiborne, Inc.	-	-	1,290	45,472	-	-	-	-	-	-	1,290	45,472

Tobacco - 0.9%
Altria Group, Inc.	-	-	7,130	323,987	5,805	263,779	-	-	-	-	12,935	587,766

Truckers - 0.1%
Swift Transportation Co., Inc.	1,560	29,047	-	-	-	-	-	-	-	-	1,560	29,047
Werner Enterprises, Inc.	1,100	23,320	-	-	-	-	-	-	-	-	1,100	23,320
		52,367		-		-		-		-		52,367

Total Equity Securities (Cost $60,205,088)		32,318,388		15,635,523		16,093,634		-		-		64,047,545

	Principal		Principal		Principal		Principal		Principal		Principal
U.S. Government Agencies and Instrumentalities - 3.7%	Amount		Amount		Amount		Amount		Amount		Amount
Federal Home Loan Bank Discount Notes, 7/1/03	1,235,000	1,235,000	$647,000	647,000	$587,000	587,000	-	-	-	-	$2,469,000	2,469,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,469,000)		1,235,000		647,000		587,000		-		-		2,469,000

TOTAL INVESTMENTS (Cost $62,674,088) - 100.4%		33,553,388		16,282,523		16,680,634		-		-		66,516,545
Other assets and liabilities, net - (0.4%)		(21,715)		(118,961)		(128,639)		-		-		(269,315)
NET ASSETS - 100%		$33,531,673		$16,163,562		$16,551,995		-		-		$66,247,230

	AMERITAS EMERGING GROWTH PORTFOLIO		AMERITAS RESEARCH PORTFOLIO		AMERITAS CORE STRATEGIES PORTFOLIO		PROFORMA ADJUSTMENTS		AMERITAS CORE STRATEGIES PORTFOLIO PROFORMA COMBINED
Equity Securities - 96.5%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace / Defense - 1.4%
Alliant Techsystems, Inc.*	1,970	$102,263	-	-	-	-	-	-	1,970	$102,263
Lockheed Martin Corp.	5,200	247,364	3,970	$188,853	-	-	-	-	9,170	436,217
Northrop Grumman Corp.	1,610	138,927	-	-	-	-	-	-	1,610	138,927
		488,554		188,853		-		-		677,407

Agricultural Products - 0.0%
Archer-Daniels-Midland Co.	1,600	20,592	-	-	-	-	-	-	1,600	20,592

Air Freight - 0.3%
Expeditors International Washington, Inc.	2,660	92,142	-	-	-	-	-	-	2,660	92,142
FedEx Corp.	800	49,624	-	-	-	-	-	-	800	49,624
		141,766		-		-		-		141,766

Airlines - 0.3%
JetBlue Airways Corp.*	3,200	135,328	-	-	-	-	-	-	3,200	135,328

Automobiles - 0.5%
Bayerische Motoren Werke AG (EUR)	6,270	241,604	-	-	-	-	-	-	6,270	241,604
		241,604		-		-		-		241,604

Banks - Major Regional - 1.8%
Bank One Corp.	-	-	3,090	114,886	-	-	-	-	3,090	114,886
FleetBoston Financial Corp.	-	-	5,230	155,383	-	-	-	-	5,230	155,383
Mellon Financial Corp.	3,300	91,575	7,430	206,183	-	-	-	-	10,730	297,758
Northern Trust Corp.	800	33,432	-	-	-	-	-	-	800	33,432
SouthTrust Corp.	-	-	1,220	33,184	-	-	-	-	1,220	33,184
Suntrust Banks, Inc.	-	-	4,260	252,788	-	-	-	-	4,260	252,788
		125,007		762,424		-		-		887,431

Banks - Money Center - 0.8%
Bank of America Corp.	-	-	4,750	375,393	-	-	-	-	4,750	375,393

Banks - Regional - 0.5%
Banknorth Group, Inc.	2,460	62,779	2,970	75,794	-	-	-	-	5,430	138,573
First Tennessee National Corp.	1,470	64,548	-	-	-	-	-	-	1,470	64,548
TCF Financial Corp.	-	-	1,800	71,712	-	-	-	-	1,800	71,712
		127,327		147,506		-		-		274,833

Beverages - Alcoholic - 0.3%
Anheuser-Busch Co.'s, Inc.	-	-	2,770	141,408	-	-	-	-	2,770	141,408

Beverages - Non-alcoholic - 1.5%
Pepsi Bottling Group, Inc.	910	18,218	-	-	-	-	-	-	910	18,218
Pepsico, Inc.	8,760	389,820	7,720	343,540	-	-	-	-	16,480	733,360
		408,038		343,540		-		-		751,578

Biotechnology - 4.5%
Amgen, Inc.*	9,110	610,188	4,400	294,712	-	-	-	-	13,510	904,900
Biogen, Inc.*	1,900	72,200	-	-	-	-	-	-	1,900	72,200
Genentech, Inc.*	900	64,908	3,300	237,996	-	-	-	-	4,200	302,904
Genzyme Corp - General Division*	7,230	302,214	3,370	140,866	-	-	-	-	10,600	443,080
Gilead Sciences, Inc.*	3,700	205,646	-	-	-	-	-	-	3,700	205,646
Idec Pharmaceuticals Corp.*	3,400	115,600	-	-	-	-	-	-	3,400	115,600
InterMune, Inc.*	850	13,694	-	-	-	-	-	-	850	13,694
Invitrogen Corp.*	2,300	88,251	-	-	-	-	-	-	2,300	88,251
Medimmune, Inc.*	3,250	118,202	-	-	-	-	-	-	3,250	118,202
		1,590,903		673,574		-		-		2,264,477

Broadcast - Television, Radio, & Cable - 5.4%
Clear Channel Communications, Inc.*	7,790	330,218	2,200	93,258	-	-	-	-	9,990	423,476
Comcast Corp. Class A*	2,800	84,504	-	-	-	-	-	-	2,800	84,504
Comcast Corp. Special Class A*	8,740	251,974	-	-	-	-	-	-	8,740	251,974
COX Communications, Inc.*	4,440	141,636	-	-	-	-	-	-	4,440	141,636
Echostar Communications Corp.*	18,040	624,545	5,070	175,523	-	-	-	-	23,110	800,068
Entercom Communications Corp.*	4,170	204,372	-	-	-	-	-	-	4,170	204,372
Hearst-Argyle Television, Inc.*	2,440	63,196	-	-	-	-	-	-	2,440	63,196
Hispanic Broadcasting Corp.*	1,070	27,231	-	-	-	-	-	-	1,070	27,231
InterActiveCorp*	6,110	241,773	-	-	-	-	-	-	6,110	241,773
Liberty Media Corp.*	13,940	161,146	-	-	-	-	-	-	13,940	161,146
Lin TV Corp.*	900	21,195	-	-	-	-	-	-	900	21,195
Univision Communications, Inc.*	1,990	60,496	-	-	-	-	-	-	1,990	60,496
Westwood One, Inc.*	6,520	221,224	-	-	-	-	-	-	6,520	221,224
		2,433,510		268,781		-		-		2,702,291

Chemicals - 1.4%
Air Products & Chemicals, Inc.	-	-	1,150	47,840	-	-	-	-	1,150	47,840
Dow Chemical Co.	-	-	5,300	164,088	-	-	-	-	5,300	164,088
Lyondell Chemical Co.	-	-	2,800	37,884	-	-	-	-	2,800	37,884
Novartis AG (CHF)	5,530	219,302	-	-	-	-	-	-	5,530	219,302
Praxair, Inc.	2,990	179,699	910	54,691	-	-	-	-	3,900	234,390
		399,001		304,503		-		-		703,504

Communications Equipment - 0.9%
Adtran, Inc.*	2,530	129,081	-	-	-	-	-	-	2,530	129,081
Advanced Fibre Communications, Inc.*	3,420	55,643	-	-	-	-	-	-	3,420	55,643
Agere Systems, Inc.*	27,800	63,940	-	-	-	-	-	-	27,800	63,940
Crown Castle International Corp.*	18,720	145,454	-	-	-	-	-	-	18,720	145,454
Scientific-Atlanta, Inc.	2,900	69,136	-	-	-	-	-	-	2,900	69,136
		463,254		-		-		-		463,254

Computers - Hardware - 1.9%
Apple Computer, Inc.*	2,800	53,536	-	-	-	-	-	-	2,800	53,536
Dell Computer Corp.*	12,280	392,469	-	-	-	-	-	-	12,280	392,469
Hewlett-Packard Co.	7,320	155,916	-	-	-	-	-	-	7,320	155,916
International Business Machines Corp.	3,990	329,175	-	-	-	-	-	-	3,990	329,175
		931,096		-		-		-		931,096

Computers - Networking - 0.9%
Cisco Systems, Inc.*	27,850	462,032	-	-	-	-	-	-	27,850	462,032

Computers - Peripherals - 0.2%
Lexmark International, Inc.*	810	57,324	-	-	-	-	-	-	810	57,324
Seagate Technology	2,700	47,655	-	-	-	-	-	-	2,700	47,655
Seagate Technology, Inc. * (Escrow)	-	-	3,390	-	-	-	-	-	3,390	-
		104,979		-		-		-		104,979

Computers - Software & Services - 7.0%
Affiliated Computer Services, Inc.*	3,280	149,994	-	-	-	-	-	-	3,280	149,994
Amdocs Ltd.*	9,400	225,600	-	-	-	-	-	-	9,400	225,600
BEA Systems, Inc.*	7,580	82,319	-	-	-	-	-	-	7,580	82,319
BearingPoint, Inc.	4,500	43,425	-	-	-	-	-	-	4,500	43,425
Business Objects S.A. (ADR)*	2,750	60,362	-	-	-	-	-	-	2,750	60,362
eBay, Inc.*	950	98,971	-	-	-	-	-	-	950	98,971
Mercury Interactive Corp.*	1,120	43,243	-	-	-	-	-	-	1,120	43,243
Microsoft Corp.	27,690	709,141	14,380	368,272	-	-	-	-	42,070	1,077,413
Network Associates, Inc.*	11,550	146,454	3,990	50,593	-	-	-	-	15,540	197,047
Oracle Corp.*	24,400	293,288	5,980	71,880	-	-	-	-	30,380	365,168
SAP AG (ADR)	5,440	158,957	-	-	-	-	-	-	5,440	158,957
SAP AG (EUR)	400	47,252	-	-	-	-	-	-	400	47,252
Symantec Corp.*	3,110	136,405	-	-	-	-	-	-	3,110	136,405
Veritas Software Corp.*	19,570	561,072	3,540	101,492	-	-	-	-	23,110	662,564
WebMD Corp.*	3,500	37,905	-	-	-	-	-	-	3,500	37,905
Yahoo, Inc.*	2,520	82,555	-	-	-	-	-	-	2,520	82,555
		2,876,943		592,237		-		-		3,469,180

Consumer Finance - 0.1%
MBNA Corp.	-	-	1,660	34,594	-	-	-	-	1,660	34,594

Distributors - Food & Health - 0.8%
AmerisourceBergen Corp.	3,460	239,951	-	-	-	-	-	-	3,460	239,951
Sysco Corp.	4,760	142,990	-	-	-	-	-	-	4,760	142,990
		382,941		-		-		-		382,941

Diversified Minerals - 0.5%
BHP Billiton plc (GBP)	-	-	28,400	149,746	-	-	-	-	28,400	149,746
Rio Tinto plc (GBP)	-	-	5,060	95,346	-	-	-	-	5,060	95,346
		-		245,092		-		-		245,092

Electric Companies - 0.5%
Dominion Resources, Inc.	-	-	825	53,023	-	-	-	-	825	53,023
PG&E Corp.*	-	-	1,900	40,185	-	-	-	-	1,900	40,185
Public Service Enterprise Group, Inc.	-	-	1,090	46,053	-	-	-	-	1,090	46,053
TXU Corp.	-	-	4,360	97,882	-	-	-	-	4,360	97,882
		-		237,143		-		-		237,143

Electrical Equipment - 0.5%
General Electric Co.	4,880	139,958	-	-	-	-	-	-	4,880	139,958
Rockwell Automation, Inc.	4,200	100,128	-	-	-	-	-	-	4,200	100,128
		240,086		-		-		-		240,086

Electronics - Instrument - 0.4%
Waters Corp.*	6,200	180,606	300	8,739	-	-	-	-	6,500	189,345

Electronics - Semiconductors - 2.7%
Altera Corp.*	9,660	158,424	-	-	-	-	-	-	9,660	158,424
Analog Devices, Inc.*	11,405	397,122	1,785	62,154	-	-	-	-	13,190	459,276
Linear Technology Corp.	3,220	103,716	-	-	-	-	-	-	3,220	103,716
Maxim Integrated Products, Inc.	3,470	118,639	-	-	-	-	-	-	3,470	118,639
Microchip Technology, Inc.	8,560	209,720	-	-	-	-	-	-	8,560	209,720
STMicroelectronics N.V.	5,600	116,424	7,000	145,530	-	-	-	-	12,600	261,954
Texas Instruments, Inc.	1,600	28,160	-	-	-	-	-	-	1,600	28,160
Xilinx, Inc.*	1,500	37,965	-	-	-	-	-	-	1,500	37,965
		1,170,170		207,684		-		-		1,377,854

Entertainment - 2.5%
AOL Time Warner, Inc.*	7,930	127,594	13,640	219,468	-	-	-	-	21,570	347,062
Fox Entertainment Group, Inc.*	1,490	42,882	-	-	-	-	-	-	1,490	42,882
Royal Caribbean Cruises Ltd.	3,300	76,428	-	-	-	-	-	-	3,300	76,428
Viacom, Inc.*	10,470	457,120	4,912	214,458	-	-	-	-	15,382	671,578
Walt Disney Co.	5,220	103,095	-	-	-	-	-	-	5,220	103,095
		807,119		433,926		-		-		1,241,045

Equipment - Semiconductors - 0.8%
ASML Holding NV*	4,660	44,550	-	-	-	-	-	-	4,660	44,550
Lam Research Corp.*	2,300	41,883	-	-	-	-	-	-	2,300	41,883
Novellus Systems, Inc.*	7,020	257,079	1,580	57,861	-	-	-	-	8,600	314,940
		343,512		57,861		-		-		401,373

Financial - Diversified - 5.3%
American Express Co.	1,020	42,646	-	-	-	-	-	-	1,020	42,646
Citigroup, Inc.	9,036	386,741	14,696	628,989	-	-	-	-	23,732	1,015,730
Fannie Mae	4,290	289,317	5,730	386,431	-	-	-	-	10,020	675,748
Freddie Mac	2,120	107,632	4,070	206,634	-	-	-	-	6,190	314,266
Goldman Sachs Group, Inc.	2,865	239,944	2,380	199,325	-	-	-	-	5,245	439,269
SLM Corp.	4,410	172,740	-	-	-	-	-	-	4,410	172,740
		1,239,020		1,421,379		-		-		2,660,399

Foods - 0.7%
Hershey Foods Corp.	1,250	87,075	-	-	-	-	-	-	1,250	87,075
Kellogg Co.	-	-	4,160	142,979	-	-	-	-	4,160	142,979
Nestle S.A. (CHF)	-	-	365	75,479	-	-	-	-	365	75,479
Unilever plc	-	-	5,000	39,876	-	-	-	-	5,000	39,876
		87,075		258,334		-		-		345,409

Gaming, Lottery, & Parimutual - 0.4%
MGM MIRAGE*	4,850	165,773	1,700	58,106	-	-	-	-	6,550	223,879

Healthcare - Diversified - 3.5%
Abbott Laboratories, Inc.	7,190	314,634	11,000	481,360	-	-	-	-	18,190	795,994
Johnson & Johnson	1,400	72,380	7,900	408,430	-	-	-	-	9,300	480,810
Wyeth	2,000	91,100	8,400	382,620	-	-	-	-	10,400	473,720
		478,114		1,272,410		-		-		1,750,524

Healthcare - Drug - Generic, Other - 0.7%
ICN Pharmaceuticals, Inc.	4,550	76,258	-	-	-	-	-	-	4,550	76,258
Medicis Pharmaceutical Corp. Class A	2,350	133,245	-	-	-	-	-	-	2,350	133,245
Mylan Laboratories	3,110	108,135	-	-	-	-	-	-	3,110	108,135
Watson Pharmaceutical, Inc.*	1,230	49,655	-	-	-	-	-	-	1,230	49,655
		367,293		-		-		-		367,293

Healthcare - Drug - Major Pharmaceutical - 3.9%
Alcon, Inc.	1,140	52,098	-	-	-	-	-	-	1,140	52,098
AstraZeneca plc (GBP)	1,900	76,314	-	-	-	-	-	-	1,900	76,314
Celgene Corp.	1,570	47,728	-	-	-	-	-	-	1,570	47,728
Forest Laboratories, Inc.*	4,110	225,023	-	-	-	-	-	-	4,110	225,023
Icos Corp.*	900	33,075	-	-	-	-	-	-	900	33,075
Pfizer, Inc.	5,900	201,485	10,995	375,479	-	-	-	-	16,895	576,964
Schering-Plough Corp.	11,360	211,296	18,010	334,986	-	-	-	-	29,370	546,282
SICOR, Inc.*	2,660	54,104	-	-	-	-	-	-	2,660	54,104
Teva Pharmaceutical Industries	5,500	313,115	-	-	-	-	-	-	5,500	313,115
		1,214,238		710,465		-		-		1,924,703

Healthcare - Hospital Management - 0.9%
Health Management Associates, Inc.	10,360	191,142	-	-	-	-	-	-	10,360	191,142
Tenet Healthcare Corp.*	10,920	127,218	12,100	140,965	-	-	-	-	23,020	268,183
		318,360		140,965		-		-		459,325

Healthcare - Managed Care - 1.3%
Aetna, Inc.	2,750	165,550	-	-	-	-	-	-	2,750	165,550
Express Scripts, Inc.*	4,610	314,448	-	-	-	-	-	-	4,610	314,448
Wellpoint Health Networks, Inc.*	2,230	187,989	-	-	-	-	-	-	2,230	187,989
		667,987		-		-		-		667,987

Healthcare - Medical Products & Supplies - 2.4%
Advanced Medical Optics, Inc.*	248	4,228	-	-	-	-	-	-	248	4,228
Affymetrix, Inc.*	900	17,739	-	-	-	-	-	-	900	17,739
Apogent Technologies, Inc.*	4,870	97,400	-	-	-	-	-	-	4,870	97,400
Baxter International, Inc.	1,100	28,600	3,600	93,600	-	-	-	-	4,700	122,200
Boston Scientific Corp.*	2,010	122,811	-	-	-	-	-	-	2,010	122,811
Cytyc Corp.*	11,540	121,401	-	-	-	-	-	-	11,540	121,401
Dentsply International, Inc.	4,110	168,099	-	-	-	-	-	-	4,110	168,099
Guidant Corp.	3,270	145,155	2,200	97,658	-	-	-	-	5,470	242,813
Medtronic, Inc.	4,520	216,824	-	-	-	-	-	-	4,520	216,824
St. Jude Medical, Inc.*	300	17,250	-	-	-	-	-	-	300	17,250
Varian Medical Systems, Inc.*	880	50,662	-	-	-	-	-	-	880	50,662
		990,169		191,258		-		-		1,181,427

Healthcare - Special Services - 0.3%
Laboratory Corp. of America Holdings, Inc.*	2,190	66,029	-	-	-	-	-	-	2,190	66,029
Lincare Holdings, Inc.*	1,420	44,744	990	31,195	-	-	-	-	2,410	75,939
		110,773		31,195		-		-		141,968

Household Furnishing & Appliances - 0.1%
Ethan Allen Interiors, Inc.	1,930	67,859	-	-	-	-	-	-	1,930	67,859

Household Products - Non-Durable - 1.0%
Energizer Holdings, Inc.*	1,500	47,100	-	-	-	-	-	-	1,500	47,100
Kimberly-Clark Corp.	840	43,798	-	-	-	-	-	-	840	43,798
Procter & Gamble Co.	900	80,262	3,570	318,373	-	-	-	-	4,470	398,635
		171,160		318,373		-		-		489,533

Housewares - 0.2%
Newell Rubbermaid, Inc.	1,200	33,600	1,900	53,200	-	-	-	-	3,100	86,800

Insurance - Life & Health - 0.4%
Metlife, Inc.	2,090	59,189	4,180	118,378	-	-	-	-	6,270	177,567

Insurance - Multi-Line - 0.5%
Willis Group Holdings Ltd *	4,680	143,910	3,660	112,545	-	-	-	-	8,340	256,455
		143,910		112,545		-		-		256,455

Insurance - Property & Casuality - 2.3%
ACE Ltd.	1,340	45,949	5,040	172,822	-	-	-	-	6,380	218,771
Chubb Corp.	-	-	1,600	96,000	-	-	-	-	1,600	96,000
St. Paul Co.'s, Inc.	-	-	3,060	111,721	-	-	-	-	3,060	111,721
Travelers Property Casualty Corp.:
Class A	15,409	245,003	4,372	69,515	-	-	-	-	19,781	314,518
Class B	-	-	6,117	96,465	-	-	-	-	6,117	96,465
XL Capital Ltd.	1,800	149,400	1,690	140,270	-	-	-	-	3,490	289,670
		440,352		686,793		-		-		1,127,145

Insurance Brokers - 0.4%
Arthur J. Gallagher & Co.	1,340	36,448	-	-	-	-	-	-	1,340	36,448
Marsh & McLennan Co.'s	3,600	183,852	-	-	-	-	-	-	3,600	183,852
		220,300		-		-		-		220,300

Investment Banking / Brokerage - 1.5%
Ameritrade Holding Corp.*	6,500	48,165	-	-	-	-	-	-	6,500	48,165
E*trade Group, Inc.*	3,300	28,050	-	-	-	-	-	-	3,300	28,050
Legg Mason, Inc.	800	51,960	-	-	-	-	-	-	800	51,960
Lehman Brothers Holdings, Inc.	1,530	101,714	-	-	-	-	-	-	1,530	101,714
Merrill Lynch & Co., Inc.	6,320	295,018	4,460	208,193	-	-	-	-	10,780	503,211
Waddell & Reed Financial, Inc.	1,000	25,670	-	-	-	-	-	-	1,000	25,670
		550,577		208,193		-		-		758,770

Investment Management - 0.5%
Affiliated Managers Group, Inc.*	800	48,760	-	-	-	-	-	-	800	48,760
Investors Financial Services Corp.	4,610	133,736	-	-	-	-	-	-	4,610	133,736
T. Rowe Price Group, Inc.	1,400	52,850	-	-	-	-	-	-	1,400	52,850
		235,346		-		-		-		235,346

Leisure Time - Products - 0.3%
Mattel, Inc.	6,780	128,278	-	-	-	-	-	-	6,780	128,278

Lodging - Hotels - 0.8%
Four Seasons Hotels, Inc.	1,100	47,586	-	-	-	-	-	-	1,100	47,586
Hilton Hotels Corp.	-	-	4,070	52,055	-	-	-	-	4,070	52,055
Starwood Hotels & Resorts Worldwide, Inc.	9,280	265,315	1,680	48,031	-	-	-	-	10,960	313,346
		312,901		100,086		-		-		412,987

Machinery - Diversified - 0.2%
Deere & Co.	-	-	1,890	86,373	-	-	-	-	1,890	86,373

Manufacturing - Diversified - 1.9%
3M Co.	680	87,706	1,140	147,037	-	-	-	-	1,820	234,743
American Standard Co.'s*	-	-	500	36,965	-	-	-	-	500	36,965
ITT Industries, Inc.	1,440	94,262	-	-	-	-	-	-	1,440	94,262
Thermo Electron Corp.*	6,600	138,732	-	-	-	-	-	-	6,600	138,732
Tyco International Ltd.	19,520	370,490	3,900	74,022	-	-	-	-	23,420	444,512
		691,190		258,024		-		-		949,214

Manufacturing - Specialized - 0.4%
Millipore Corp.*	4,230	187,685	-	-	-	-	-	-	4,230	187,685

Natural Gas - 0.1%
Equitable Resources, Inc.	-	-	830	33,814	-	-	-	-	830	33,814

Oil - Domestic Integrated - 0.2%
ConocoPhillips	-	-	2,080	113,984	-	-	-	-	2,080	113,984

Oil - International Integrated - 1.9%
BP plc	-	-	10,175	70,679	-	-	-	-	10,175	70,679
EnCana Corp.	2,330	89,402	2,000	76,740	-	-	-	-	4,330	166,142
EnCana Corp. (CAD)	-	-	3,200	122,028	-	-	-	-	3,200	122,028
Exxon Mobil Corp.	-	-	13,018	467,476	-	-	-	-	13,018	467,476
TotalFinaElf S.A. (EUR)*	-	-	700	105,961	-	-	-	-	700	105,961
		89,402		842,884		-		-		932,286

Oil & Gas - Drilling & Equipment - 2.1%
Baker Hughes, Inc.	8,390	281,652	-	-	-	-	-	-	8,390	281,652
BJ Services Co.*	4,910	183,438	-	-	-	-	-	-	4,910	183,438
Cooper Cameron Corp.*	1,620	81,616	-	-	-	-	-	-	1,620	81,616
Halliburton Co.	-	-	2,500	57,500	-	-	-	-	2,500	57,500
Nabors Industries, Ltd.*	1,800	71,190	-	-	-	-	-	-	1,800	71,190
Noble Corp.*	30	1,029	1,900	65,170	-	-	-	-	1,930	66,199
Rowan Co.'s, Inc.*	2,080	46,592	-	-	-	-	-	-	2,080	46,592
Schlumberger, Ltd.	1,600	76,112	2,180	103,703	-	-	-	-	3,780	179,815
Smith International, Inc.*	1,800	66,132	-	-	-	-	-	-	1,800	66,132
		807,761		226,373		-		-		1,034,134

Oil & Gas - Exploration & Production - 0.2%
Devon Energy Corp.	-	-	550	29,370	-	-	-	-	550	29,370
Talisman Energy, Inc.	-	-	1,900	86,188	-	-	-	-	1,900	86,188
		-		115,558		-		-		115,558

Oil & Gas - Refining & Marketing - 0.5%
GlobalSantaFe Corp.	6,800	158,712	3,000	70,020	-	-	-	-	9,800	228,732
		158,712		70,020		-		-		228,732

Paper & Forest Products - 1.2%
Bowater, Inc.	-	-	990	37,076	-	-	-	-	990	37,076
International Paper Co.	4,390	156,855	5,350	191,156	-	-	-	-	9,740	348,011
Smurfit-Stone Container Corp.*	2,820	36,744	13,780	179,553	-	-	-	-	16,600	216,297
		193,599		407,785		-		-		601,384

Personal Care - 0.8%
Avon Products, Inc.	5,440	338,368	-	-	-	-	-	-	5,440	338,368
Gillette Co.	1,230	39,188	-	-	-	-	-	-	1,230	39,188
		377,556		-		-		-		377,556

Publishing - 0.3%
McGraw-Hill Co.'s, Inc.	1,370	84,940	-	-	-	-	-	-	1,370	84,940
Meredith Corp.	1,760	77,440	-	-	-	-	-	-	1,760	77,440
		162,380		-		-		-		162,380

Publishing - Newspapers - 1.2%
E.W. Scripps Co.	2,050	181,876	-	-	-	-	-	-	2,050	181,876
New York Times Co.	1,450	65,975	1,590	72,345	-	-	-	-	3,040	138,320
Tribune Co.	3,310	159,873	2,490	120,267	-	-	-	-	5,800	280,140
		407,724		192,612		-		-		600,336

Railroads - 0.2%
Union Pacific Corp.	-	-	1,300	75,426	-	-	-	-	1,300	75,426
		-		75,426		-		-		75,426

Restaurants - 2.0%
Brinker International, Inc.*	6,590	237,372	-	-	-	-	-	-	6,590	237,372
CEC Entertainment, Inc.*	1,490	55,026	1,190	43,947	-	-	-	-	2,680	98,973
Cheesecake Factory, Inc. (The)*	1,400	50,246	-	-	-	-	-	-	1,400	50,246
McDonald's Corp.	2,100	46,326	-	-	-	-	-	-	2,100	46,326
Outback Steakhouse, Inc.	8,970	349,830	-	-	-	-	-	-	8,970	349,830
Starbucks Corp.*	2,270	55,660	-	-	-	-	-	-	2,270	55,660
Wendy's International, Inc.	2,560	74,163	-	-	-	-	-	-	2,560	74,163
Yum! Brands, Inc.*	-	-	2,580	76,265	-	-	-	-	2,580	76,265
		868,623		120,212		-		-		988,835

Retail - Building Supplies - 1.6%
Home Depot, Inc.	14,755	488,686	9,220	305,366	-	-	-	-	23,975	794,052
Lowe's Co.'s, Inc.	500	21,475	-	-	-	-	-	-	500	21,475
		510,161		305,366		-		-		815,527

Retail - Department Stores - 0.6%
Kohls Corp.*	3,650	187,537	2,090	107,384	-	-	-	-	5,740	294,921

Retail - Discounters - 0.2%
Family Dollar Stores, Inc.	2,740	104,531	-	-	-	-	-	-	2,740	104,531

Retail - Drug Stores - 1.4%
Caremark Rx, Inc.*	15,830	406,515	1,500	38,520	-	-	-	-	17,330	445,035
CVS Corp.	5,480	153,604	-	-	-	-	-	-	5,480	153,604
Walgreen Co.	2,350	70,735	1,580	47,558	-	-	-	-	3,930	118,293
		630,854		86,078		-		-		716,932

Retail - Food Chains - 0.2%
Kroger Co.*	-	-	7,200	120,096	-	-	-	-	7,200	120,096

Retail - General Merchandise - 2.0%
Target Corp.	6,950	262,988	5,900	223,256	-	-	-	-	12,850	486,244
Wal-Mart Stores, Inc.	1,810	97,143	8,010	429,897	-	-	-	-	9,820	527,040
		360,131		653,153		-		-		1,013,284

Retail - Home Shopping - 0.4%
Expedia, Inc.*	2,280	174,830	-	-	-	-	-	-	2,280	174,830

Retail - Specialty - 1.7%
Office Depot, Inc.*	6,960	100,990	-	-	-	-	-	-	6,960	100,990
Petsmart, Inc.*	7,460	124,358	-	-	-	-	-	-	7,460	124,358
Staples, Inc.*	13,420	246,257	-	-	-	-	-	-	13,420	246,257
Tiffany & Co.	4,540	148,367	-	-	-	-	-	-	4,540	148,367
Williams-Sonoma, Inc.*	6,870	200,604	-	-	-	-	-	-	6,870	200,604
		820,576		-		-		-		820,576

Retail - Specialty Apparel - 0.5%
Talbots, Inc.	4,350	128,108	-	-	-	-	-	-	4,350	128,108
TJX Companies, Inc.	6,400	120,576	-	-	-	-	-	-	6,400	120,576
		248,684		-		-		-		248,684

Savings & Loan Companies - 0.2%
Charter One Financial, Inc.	-	-	2,495	77,794	-	-	-	-	2,495	77,794

Services - Advertising / Marketing - 0.3%
Lamar Advertising Co.*	1,070	37,675	1,790	63,026	-	-	-	-	2,860	100,701
Monster Worldwide, Inc.*	1,200	23,676	-	-	-	-	-	-	1,200	23,676
		61,351		63,026		-		-		124,377

Services - Commercial & Consumer - 2.2%
Apollo Group, Inc.*	1,450	89,552	-	-	-	-	-	-	1,450	89,552
Aramark Corp.*	5,220	117,032	-	-	-	-	-	-	5,220	117,032
Career Education Corp.*	200	13,684	-	-	-	-	-	-	200	13,684
Cendant Corp.*	20,310	372,079	-	-	-	-	-	-	20,310	372,079
Choicepoint, Inc.*	2,580	89,062	-	-	-	-	-	-	2,580	89,062
Getty Images, Inc.*	1,100	45,430	600	24,780	-	-	-	-	1,700	70,210
Iron Mountain, Inc.*	2,200	81,598	-	-	-	-	-	-	2,200	81,598
Weight Watchers International, Inc.*	6,130	278,854	-	-	-	-	-	-	6,130	278,854
		1,087,291		24,780		-		-		1,112,071

Services - Computer Systems - 1.0%
Sungard Data Systems, Inc.*	15,450	400,310	3,870	100,272	-	-	-	-	19,320	500,582

Services - Data Processing - 2.2%
Bisys Group, Inc.*	21,650	397,710	-	-	-	-	-	-	21,650	397,710
DST Systems, Inc.*	7,870	299,060	-	-	-	-	-	-	7,870	299,060
First Data Corp.	5,670	234,965	-	-	-	-	-	-	5,670	234,965
Fiserv, Inc.*	3,195	113,774	-	-	-	-	-	-	3,195	113,774
Paychex, Inc.	1,500	43,965	-	-	-	-	-	-	1,500	43,965
		1,089,474		-		-		-		1,089,474

Services - Employment - 0.3%
Manpower, Inc.	2,660	98,659	-	-	-	-	-	-	2,660	98,659
Robert Half International, Inc.*	2,400	45,456	-	-	-	-	-	-	2,400	45,456
		144,115		-		-		-		144,115

Telecommunications - Cell / Wireless - 1.0%
American Tower Corp., Class A*	13,320	117,882	-	-	-	-	-	-	13,320	117,882
AT&T Wireless Services, Inc.*	13,840	113,627	-	-	-	-	-	-	13,840	113,627
Sprint Corp. - PCS Group*	24,000	138,000	14,900	85,675	-	-	-	-	38,900	223,675
Vodafone Group plc. (ADR)	2,819	55,393	-	-	-	-	-	-	2,819	55,393
		424,902		85,675		-		-		510,577

Telephone - 0.8%
CenturyTel, Inc.	-	-	1,300	45,305	-	-	-	-	1,300	45,305
Verizon Communications, Inc.	-	-	8,850	349,132	-	-	-	-	8,850	349,132
		-		394,437		-		-		394,437

Textiles - Apparel - 0.1%
Liz Claiborne, Inc.	-	-	1,290	45,472	-	-	-	-	1,290	45,472

Tobacco - 0.7%
Altria Group, Inc.	-	-	7,130	323,987	-	-	-	-	7,130	323,987

Truckers - 0.1%
Swift Transportation Co., Inc.	1,560	29,047	-	-	-	-	-	-	1,560	29,047
Werner Enterprises, Inc.	1,100	23,320	-	-	-	-	-	-	1,100	23,320
		52,367		-		-		-		52,367

Total Equity Securities (Cost $44,513,610)		32,318,388		15,635,523		-		-		47,953,911

	Principal		Principal		Principal		Principal		Principal
U.S. Government Agencies and Instrumentalities - 3.8%	Amount		Amount		Amount		Amount		Amount
Federal Home Loan Bank Discount Notes, 7/1/03	$1,235,000	1,235,000	$647,000	647,000	-	-	-	-	$1,882,000	1,882,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,882,000)		1,235,000		647,000		-		-		1,882,000

TOTAL INVESTMENTS (Cost $46,395,610) - 100.3%		33,553,388		16,282,523		-		-		49,835,911
Other assets and liabilities, net - (0.3%)		(21,715)		(118,961)		-		-		(140,676)
NET ASSETS - 100%		$33,531,673		$16,163,562		-		-		$49,695,235

* Non-income producing

Abbreviation:
ADR: American Depository Receipt
(CAD) Security is valued in Canadian Dollars.
(CHF) Security is valued in Swiss Francs.
(EUR) Security is valued in European Euros.
(GBP) Security is valued in Great British Pounds.

See notes to schedules of investments and notes to financial statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

	AMERITAS EMERGING GROWTH PORTFOLIO		AMERITAS GROWTH WITH INCOME PORTFOLIO		AMERITAS CORE STRATEGIES PORTFOLIO		PROFORMA ADJUSTMENTS		AMERITAS CORE STRATEGIES PORTFOLIO PROFORMA COMBINED
Equity Securities - 96.7%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace / Defense - 1.3%
Alliant Techsystems, Inc.*	1,970	$102,263	-	-	-	-	-	-	1,970	$102,263
Lockheed Martin Corp.	5,200	247,364	2,250	$107,033	-	-	-	-	7,450	354,397
Northrop Grumman Corp.	1,610	138,927	650	56,088	-	-	-	-	2,260	195,015
		488,554		163,121		-		-		651,675

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	1,600	20,592	3,360	43,243	-	-	-	-	4,960	63,835

Air Freight - 0.8%
Expeditors International Washington, Inc.	2,660	92,142	-	-	-	-	-	-	2,660	92,142
FedEx Corp.	800	49,624	2,560	158,797	-	-	-	-	3,360	208,421
United Parcel Service, Inc.	-	-	2,070	131,859	-	-	-	-	2,070	131,859
		141,766		290,656		-		-		432,422

Airlines - 0.3%
JetBlue Airways Corp.*	3,200	135,328	-	-	-	-	-	-	3,200	135,328

Automobiles - 0.7%
Bayerische Motoren Werke AG (EUR)	6,270	241,604	2,300	88,627	-	-	-	-	8,570	330,231
Porsche AG (EUR)	-	-	97	41,171	-	-	-	-	97	41,171
		241,604		129,798		-		-		371,402

Banks - Major Regional - 1.9%
Bank One Corp.	-	-	5,100	189,618	-	-	-	-	5,100	189,618
Mellon Financial Corp.	3,300	91,575	1,700	47,175	-	-	-	-	5,000	138,750
Northern Trust Corp.	800	33,432	-	-	-	-	-	-	800	33,432
Suntrust Banks, Inc.	-	-	1,380	81,889	-	-	-	-	1,380	81,889
US Bancorp	-	-	6,030	147,735	-	-	-	-	6,030	147,735
Wells Fargo & Co.	-	-	6,940	349,776	-	-	-	-	6,940	349,776
		125,007		816,193		-		-		941,200

Banks - Money Center - 0.3%
Bank of America Corp.	-	-	2,190	173,076	-	-	-	-	2,190	173,076

Banks - Regional - 0.2%
Banknorth Group, Inc.	2,460	62,779	-	-	-	-	-	-	2,460	62,779
First Tennessee National Corp.	1,470	64,548	-	-	-	-	-	-	1,470	64,548
		127,327		-		-		-		127,327

Beverages - Alcoholic - 0.2%
Anheuser-Busch Co.'s, Inc.	-	-	1,720	87,806	-	-	-	-	1,720	87,806

Beverages - Non-alcoholic - 1.3%
Pepsi Bottling Group, Inc.	910	18,218	-	-	-	-	-	-	910	18,218
Pepsico, Inc.	8,760	389,820	6,038	268,691	-	-	-	-	14,798	658,511
		408,038		268,691		-		-		676,729

Biotechnology - 3.9%
Amgen, Inc.*	9,110	610,188	3,280	219,694	-	-	-	-	12,390	829,882
Biogen, Inc.*	1,900	72,200	-	-	-	-	-	-	1,900	72,200
Genentech, Inc.*	900	64,908	1,770	127,652	-	-	-	-	2,670	192,560
Genzyme Corp - General Division*	7,230	302,214	-	-	-	-	-	-	7,230	302,214
Gilead Sciences, Inc.*	3,700	205,646	-	-	-	-	-	-	3,700	205,646
Idec Pharmaceuticals Corp.*	3,400	115,600	-	-	-	-	-	-	3,400	115,600
InterMune, Inc.*	850	13,694	-	-	-	-	-	-	850	13,694
Invitrogen Corp.*	2,300	88,251	-	-	-	-	-	-	2,300	88,251
Medimmune, Inc.*	3,250	118,202	-	-	-	-	-	-	3,250	118,202
		1,590,903		347,346		-		-		1,938,249

Broadcast - Television, Radio, & Cable - 5.5%
Clear Channel Communications, Inc.*	7,790	330,218	3,730	158,115	-	-	-	-	11,520	488,333
Comcast Corp. Class A*	2,800	84,504	2,103	63,469	-	-	-	-	4,903	147,973
Comcast Corp. Special Class A*	8,740	251,974	-	-	-	-	-	-	8,740	251,974
COX Communications, Inc.*	4,440	141,636	1,380	44,022	-	-	-	-	5,820	185,658
Echostar Communications Corp.*	18,040	624,545	1,080	37,390	-	-	-	-	19,120	661,935
Entercom Communications Corp.*	4,170	204,372	-	-	-	-	-	-	4,170	204,372
Hearst-Argyle Television, Inc.*	2,440	63,196	-	-	-	-	-	-	2,440	63,196
Hispanic Broadcasting Corp.*	1,070	27,231	-	-	-	-	-	-	1,070	27,231
InterActiveCorp*	6,110	241,773	-	-	-	-	-	-	6,110	241,773
Liberty Media Corp.*	13,940	161,146	3,460	39,998	-	-	-	-	17,400	201,144
Lin TV Corp.*	900	21,195	-	-	-	-	-	-	900	21,195
Univision Communications, Inc.*	1,990	60,496	-	-	-	-	-	-	1,990	60,496
Westwood One, Inc.*	6,520	221,224	-	-	-	-	-	-	6,520	221,224
		2,433,510		342,994		-		-		2,776,504

Chemicals - 1.6%
Air Products & Chemicals, Inc.	-	-	1,350	56,160	-	-	-	-	1,350	56,160
Novartis AG (CHF)	5,530	219,302	5,090	201,853	-	-	-	-	10,620	421,155
Praxair, Inc.	2,990	179,699	2,170	130,417	-	-	-	-	5,160	310,116
		399,001		388,430		-		-		787,431

Chemicals - Diversified - 0.2%
PPG Industries, Inc.	-	-	2,480	125,835	-	-	-	-	2,480	125,835

Communications Equipment - 0.9%
Adtran, Inc.*	2,530	129,081	-	-	-	-	-	-	2,530	129,081
Advanced Fibre Communications, Inc.*	3,420	55,643	-	-	-	-	-	-	3,420	55,643
Agere Systems, Inc.*	27,800	63,940	-	-	-	-	-	-	27,800	63,940
Crown Castle International Corp.*	18,720	145,454	-	-	-	-	-	-	18,720	145,454
Scientific-Atlanta, Inc.	2,900	69,136	-	-	-	-	-	-	2,900	69,136
		463,254		-		-		-		463,254

Computers - Hardware - 2.7%
Apple Computer, Inc.*	2,800	53,536	-	-	-	-	-	-	2,800	53,536
Dell Computer Corp.*	12,280	392,469	-	-	-	-	-	-	12,280	392,469
Hewlett-Packard Co.	7,320	155,916	2,119	45,135	-	-	-	-	9,439	201,051
International Business Machines Corp.	3,990	329,175	4,170	344,025	-	-	-	-	8,160	673,200
Juniper Networks, Inc.*	-	-	1,190	14,720	-	-	-	-	1,190	14,720
		931,096		403,880		-		-		1,334,976

Computers - Networking - 1.4%
Cisco Systems, Inc.*	27,850	462,032	16,340	271,081	-	-	-	-	44,190	733,113

Computers - Peripherals - 0.2%
Lexmark International, Inc.*	810	57,324	-	-	-	-	-	-	810	57,324
Seagate Technology	2,700	47,655	-	-	-	-	-	-	2,700	47,655
		104,979		-		-		-		104,979

Computers - Software & Services - 7.5%
Accenture Ltd*	-	-	6,760	122,288	-	-	-	-	6,760	122,288
Affiliated Computer Services, Inc.*	3,280	149,994	-	-	-	-	-	-	3,280	149,994
Amdocs Ltd.*	9,400	225,600	-	-	-	-	-	-	9,400	225,600
BEA Systems, Inc.*	7,580	82,319	1,480	16,073	-	-	-	-	9,060	98,392
BearingPoint, Inc.	4,500	43,425	-	-	-	-	-	-	4,500	43,425
Business Objects S.A. (ADR)*	2,750	60,362	-	-	-	-	-	-	2,750	60,362
eBay, Inc.*	950	98,971	-	-	-	-	-	-	950	98,971
Mercury Interactive Corp.*	1,120	43,243	-	-	-	-	-	-	1,120	43,243
Microsoft Corp.	27,690	709,141	19,310	494,529	-	-	-	-	47,000	1,203,670
Network Associates, Inc.*	11,550	146,454	-	-	-	-	-	-	11,550	146,454
Oracle Corp.*	24,400	293,288	13,270	159,505	-	-	-	-	37,670	452,793
SAP AG (ADR)	5,440	158,957	-	-	-	-	-	-	5,440	158,957
SAP AG (EUR)	400	47,252	-	-	-	-	-	-	400	47,252
Symantec Corp.*	3,110	136,405	-	-	-	-	-	-	3,110	136,405
Veritas Software Corp.*	19,570	561,072	3,110	89,164	-	-	-	-	22,680	650,236
WebMD Corp.*	3,500	37,905	-	-	-	-	-	-	3,500	37,905
Yahoo, Inc.*	2,520	82,555	-	-	-	-	-	-	2,520	82,555
		2,876,943		881,559		-		-		3,758,502

Consumer Finance - 0.1%
MBNA Corp.	-	-	1,870	38,971	-	-	-	-	1,870	38,971

Distributors - Food & Health - 0.9%
AmerisourceBergen Corp.	3,460	239,951	1,440	99,864	-	-	-	-	4,900	339,815
Sysco Corp.	4,760	142,990	-	-	-	-	-	-	4,760	142,990
		382,941		99,864		-		-		482,805

Electric Companies - 0.8%
Dominion Resources, Inc.	-	-	710	45,632	-	-	-	-	710	45,632
Exelon Corp.	-	-	2,000	119,620	-	-	-	-	2,000	119,620
PG&E Corp.*	-	-	2,200	46,530	-	-	-	-	2,200	46,530
TXU Corp.	-	-	6,810	152,884	-	-	-	-	6,810	152,884
Wisconsin Energy Corp.	-	-	700	20,300	-	-	-	-	700	20,300
		-		384,966		-		-		384,966

Electrical Equipment - 1.4%
Emerson Electric Co.	-	-	1,180	60,298	-	-	-	-	1,180	60,298
General Electric Co.	4,880	139,958	12,960	371,693	-	-	-	-	17,840	511,651
Rockwell Automation, Inc.	4,200	100,128	1,480	35,283	-	-	-	-	5,680	135,411
		240,086		467,274		-		-		707,360

Electronics - Instrument - 0.4%
Waters Corp.*	6,200	180,606	-	-	-	-	-	-	6,200	180,606

Electronics - Semiconductors - 3.0%
Altera Corp.*	9,660	158,424	-	-	-	-	-	-	9,660	158,424
Analog Devices, Inc.*	11,405	397,122	3,860	134,405	-	-	-	-	15,265	531,527
Linear Technology Corp.	3,220	103,716	-	-	-	-	-	-	3,220	103,716
Maxim Integrated Products, Inc.	3,470	118,639	-	-	-	-	-	-	3,470	118,639
Microchip Technology, Inc.	8,560	209,720	4,040	98,980	-	-	-	-	12,600	308,700
STMicroelectronics N.V.	5,600	116,424	2,420	50,312	-	-	-	-	8,020	166,736
Texas Instruments, Inc.	1,600	28,160	2,300	40,480	-	-	-	-	3,900	68,640
Xilinx, Inc.*	1,500	37,965	-	-	-	-	-	-	1,500	37,965
		1,170,170		324,177		-		-		1,494,347

Entertainment - 2.7%
AOL Time Warner, Inc.*	7,930	127,594	12,810	206,113	-	-	-	-	20,740	333,707
Fox Entertainment Group, Inc.*	1,490	42,882	-	-	-	-	-	-	1,490	42,882
Royal Caribbean Cruises Ltd.	3,300	76,428	-	-	-	-	-	-	3,300	76,428
Viacom, Inc.*	10,470	457,120	6,705	292,740	-	-	-	-	17,175	749,860
Walt Disney Co.	5,220	103,095	3,030	59,843	-	-	-	-	8,250	162,938
		807,119		558,696		-		-		1,365,815

Equipment - Semiconductors - 0.8%
ASML Holding NV*	4,660	44,550	-	-	-	-	-	-	4,660	44,550
Lam Research Corp.*	2,300	41,883	-	-	-	-	-	-	2,300	41,883
Novellus Systems, Inc.*	7,020	257,079	940	34,424	-	-	-	-	7,960	291,503
		343,512		34,424		-		-		377,936

Financial - Diversified - 5.2%
American Express Co.	1,020	42,646	-	-	-	-	-	-	1,020	42,646
Citigroup, Inc.	9,036	386,741	11,996	513,429	-	-	-	-	21,032	900,170
Fannie Mae	4,290	289,317	6,010	405,314	-	-	-	-	10,300	694,631
Freddie Mac	2,120	107,632	2,990	151,802	-	-	-	-	5,110	259,434
Goldman Sachs Group, Inc.	2,865	239,944	1,710	143,213	-	-	-	-	4,575	383,157
J.P. Morgan Chase & Co.	-	-	1,180	40,332	-	-	-	-	1,180	40,332
SLM Corp.	4,410	172,740	1,470	57,580	-	-	-	-	5,880	230,320
State Street Corp.	-	-	900	35,460	-	-	-	-	900	35,460
		1,239,020		1,347,130		-		-		2,586,150

Foods - 0.5%
Hershey Foods Corp.	1,250	87,075	-	-	-	-	-	-	1,250	87,075
Kellogg Co.	-	-	1,160	39,869	-	-	-	-	1,160	39,869
Nestle S.A. (CHF)	-	-	287	59,349	-	-	-	-	287	59,349
Unilever N.V. (ADR)	-	-	800	43,200	-	-	-	-	800	43,200
		87,075		142,418		-		-		229,493

Gaming, Lottery, & Parimutual - 0.3%
MGM MIRAGE*	4,850	165,773	-	-	-	-	-	-	4,850	165,773

Healthcare - Diversified - 2.2%
Abbott Laboratories, Inc.	7,190	314,634	1,940	84,894	-	-	-	-	9,130	399,528
Johnson & Johnson	1,400	72,380	6,840	353,628	-	-	-	-	8,240	426,008
Wyeth	2,000	91,100	4,440	202,242	-	-	-	-	6,440	293,342
		478,114		640,764		-		-		1,118,878

Healthcare - Drug - Generic, Other - 0.7%
ICN Pharmaceuticals, Inc.	4,550	76,258	-	-	-	-	-	-	4,550	76,258
Medicis Pharmaceutical Corp. Class A	2,350	133,245	-	-	-	-	-	-	2,350	133,245
Mylan Laboratories	3,110	108,135	-	-	-	-	-	-	3,110	108,135
Watson Pharmaceutical, Inc.*	1,230	49,655	-	-	-	-	-	-	1,230	49,655
		367,293		-		-		-		367,293

Healthcare - Drug - Major Pharmaceutical - 4.1%
Alcon, Inc.	1,140	52,098	-	-	-	-	-	-	1,140	52,098
AstraZeneca plc (ADR)	-	-	2,160	88,063	-	-	-	-	2,160	88,063
AstraZeneca plc (GBP)	1,900	76,314	490	19,681	-	-	-	-	2,390	95,995
Celgene Corp.	1,570	47,728	-	-	-	-	-	-	1,570	47,728
Forest Laboratories, Inc.*	4,110	225,023	790	43,253	-	-	-	-	4,900	268,276
Icos Corp.*	900	33,075	-	-	-	-	-	-	900	33,075
Pfizer, Inc.	5,900	201,485	14,625	499,444	-	-	-	-	20,525	700,929
Schering-Plough Corp.	11,360	211,296	10,780	200,508	-	-	-	-	22,140	411,804
SICOR, Inc.*	2,660	54,104	-	-	-	-	-	-	2,660	54,104
Teva Pharmaceutical Industries	5,500	313,115	-	-	-	-	-	-	5,500	313,115
		1,214,238		850,949		-		-		2,065,187

Healthcare - Hospital Management - 0.9%
Health Management Associates, Inc.	10,360	191,142	-	-	-	-	-	-	10,360	191,142
Tenet Healthcare Corp.*	10,920	127,218	10,890	126,869	-	-	-	-	21,810	254,087
		318,360		126,869		-		-		445,229

Healthcare - Managed Care - 1.4%
Aetna, Inc.	2,750	165,550	-	-	-	-	-	-	2,750	165,550
Express Scripts, Inc.*	4,610	314,448	-	-	-	-	-	-	4,610	314,448
Wellpoint Health Networks, Inc.*	2,230	187,989	400	33,720	-	-	-	-	2,630	221,709
		667,987		33,720		-		-		701,707

Healthcare - Medical Products & Supplies - 2.4%
Advanced Medical Optics, Inc.*	248	4,228	1	17	-	-	-	-	249	4,245
Affymetrix, Inc.*	900	17,739	-	-	-	-	-	-	900	17,739
Apogent Technologies, Inc.*	4,870	97,400	-	-	-	-	-	-	4,870	97,400
Baxter International, Inc.	1,100	28,600	2,880	74,880	-	-	-	-	3,980	103,480
Boston Scientific Corp.*	2,010	122,811	-	-	-	-	-	-	2,010	122,811
Cytyc Corp.*	11,540	121,401	-	-	-	-	-	-	11,540	121,401
Dentsply International, Inc.	4,110	168,099	-	-	-	-	-	-	4,110	168,099
Guidant Corp.	3,270	145,155	1,490	66,141	-	-	-	-	4,760	211,296
Medtronic, Inc.	4,520	216,824	1,080	51,808	-	-	-	-	5,600	268,632
St. Jude Medical, Inc.*	300	17,250	-	-	-	-	-	-	300	17,250
Varian Medical Systems, Inc.*	880	50,662	-	-	-	-	-	-	880	50,662
		990,169		192,846		-		-		1,183,015

Healthcare - Special Services - 0.2%
Laboratory Corp. of America Holdings, Inc.*	2,190	66,029	-	-	-	-	-	-	2,190	66,029
Lincare Holdings, Inc.*	1,420	44,744	-	-	-	-	-	-	1,420	44,744
		110,773		-		-		-		110,773

Household Furnishing & Appliances - 0.1%
Ethan Allen Interiors, Inc.	1,930	67,859	-	-	-	-	-	-	1,930	67,859

Household Products - Non-Durable - 1.2%
Energizer Holdings, Inc.*	1,500	47,100	-	-	-	-	-	-	1,500	47,100
Kimberly-Clark Corp.	840	43,798	2,700	140,778	-	-	-	-	3,540	184,576
Procter & Gamble Co.	900	80,262	2,740	244,353	-	-	-	-	3,640	324,615
Reckitt Benckiser plc (GBP)	-	-	1,160	21,321	-	-	-	-	1,160	21,321
		171,160		406,452		-		-		577,612

Housewares - 0.2%
Newell Rubbermaid, Inc.	1,200	33,600	1,500	42,000	-	-	-	-	2,700	75,600

Insurance - Life & Health - 0.4%
Metlife, Inc.	2,090	59,189	4,580	129,706	-	-	-	-	6,670	188,895

Insurance - Multi-Line - 0.6%
American International Group, Inc.	-	-	1,710	94,358	-	-	-	-	1,710	94,358
Hartford Financial Services, Inc.	-	-	1,080	54,389	-	-	-	-	1,080	54,389
Willis Group Holdings Ltd *	4,680	143,910	-	-	-	-	-	-	4,680	143,910
		143,910		148,747		-		-		292,657

Insurance - Property & Casuality - 1.7%
ACE Ltd.	1,340	45,949	-	-	-	-	-	-	1,340	45,949
Allstate Corp.	-	-	1,070	38,145	-	-	-	-	1,070	38,145
Chubb Corp.	-	-	1,200	72,000	-	-	-	-	1,200	72,000
St. Paul Co.'s, Inc.	-	-	2,680	97,847	-	-	-	-	2,680	97,847
Travelers Property Casualty Corp.:
Class A	15,409	245,003	5,131	81,583	-	-	-	-	20,540	326,586
Class B	-	-	1,970	31,067	-	-	-	-	1,970	31,067
XL Capital Ltd.	1,800	149,400	850	70,550	-	-	-	-	2,650	219,950
		440,352		391,192		-		-		831,544

Insurance Brokers - 0.6%
Arthur J. Gallagher & Co.	1,340	36,448	-	-	-	-	-	-	1,340	36,448
Marsh & McLennan Co.'s	3,600	183,852	1,610	82,223	-	-	-	-	5,210	266,075
		220,300		82,223		-		-		302,523

Investment Banking / Brokerage - 1.3%
Ameritrade Holding Corp.*	6,500	48,165	-	-	-	-	-	-	6,500	48,165
E*trade Group, Inc.*	3,300	28,050	-	-	-	-	-	-	3,300	28,050
Legg Mason, Inc.	800	51,960	-	-	-	-	-	-	800	51,960
Lehman Brothers Holdings, Inc.	1,530	101,714	-	-	-	-	-	-	1,530	101,714
Merrill Lynch & Co., Inc.	6,320	295,018	2,510	117,167	-	-	-	-	8,830	412,185
Waddell & Reed Financial, Inc.	1,000	25,670	-	-	-	-	-	-	1,000	25,670
		550,577		117,167		-		-		667,744

Investment Management - 0.5%
Affiliated Managers Group, Inc.*	800	48,760	-	-	-	-	-	-	800	48,760
Investors Financial Services Corp.	4,610	133,736	-	-	-	-	-	-	4,610	133,736
T. Rowe Price Group, Inc.	1,400	52,850	-	-	-	-	-	-	1,400	52,850
		235,346		-		-		-		235,346

Leisure Time - Products - 0.3%
Mattel, Inc.	6,780	128,278	-	-	-	-	-	-	6,780	128,278

Lodging - Hotels - 0.7%
Four Seasons Hotels, Inc.	1,100	47,586	-	-	-	-	-	-	1,100	47,586
Starwood Hotels & Resorts Worldwide, Inc.	9,280	265,315	1,280	36,595	-	-	-	-	10,560	301,910
		312,901		36,595		-		-		349,496

Machinery - Diversified - 0.1%
Deere & Co.	-	-	780	35,646	-	-	-	-	780	35,646

Manufacturing - Diversified - 2.1%
3M Co.	680	87,706	1,265	163,160	-	-	-	-	1,945	250,866
American Standard Co.'s*	-	-	300	22,179	-	-	-	-	300	22,179
Illinois Tool Works, Inc.	-	-	810	53,338	-	-	-	-	810	53,338
ITT Industries, Inc.	1,440	94,262	600	39,276	-	-	-	-	2,040	133,538
Thermo Electron Corp.*	6,600	138,732	-	-	-	-	-	-	6,600	138,732
Tyco International Ltd.	19,520	370,490	3,650	69,277	-	-	-	-	23,170	439,767
		691,190		347,230		-		-		1,038,420

Manufacturing - Specialized - 0.4%
Millipore Corp.*	4,230	187,685	-	-	-	-	-	-	4,230	187,685

Oil - Domestic Integrated - 0.1%
ConocoPhillips	-	-	790	43,292	-	-	-	-	790	43,292

Oil - International Integrated - 1.7%
BP plc	-	-	1,512	63,534	-	-	-	-	1,512	63,534
EnCana Corp.	2,330	89,402	2,970	113,959	-	-	-	-	5,300	203,361
EnCana Corp. (CAD)	-	-	1,280	48,812	-	-	-	-	1,280	48,812
Exxon Mobil Corp.	-	-	12,574	451,532	-	-	-	-	12,574	451,532
Total S.A.	-	-	890	67,462	-	-	-	-	890	67,462
		89,402		745,299		-		-		834,701

Oil & Gas - Drilling & Equipment - 2.2%
Baker Hughes, Inc.	8,390	281,652	3,370	113,131	-	-	-	-	11,760	394,783
BJ Services Co.*	4,910	183,438	-	-	-	-	-	-	4,910	183,438
Cooper Cameron Corp.*	1,620	81,616	-	-	-	-	-	-	1,620	81,616
Nabors Industries, Ltd.*	1,800	71,190	-	-	-	-	-	-	1,800	71,190
Noble Corp.*	30	1,029	1,280	43,904	-	-	-	-	1,310	44,933
Rowan Co.'s, Inc.*	2,080	46,592	-	-	-	-	-	-	2,080	46,592
Schlumberger, Ltd.	1,600	76,112	2,930	139,380	-	-	-	-	4,530	215,492
Smith International, Inc.*	1,800	66,132	-	-	-	-	-	-	1,800	66,132
		807,761		296,415		-		-		1,104,176

Oil & Gas - Exploration & Production - 0.1%
Anadarko Petroleum Corp.	-	-	590	26,237	-	-	-	-	590	26,237
		-		26,237		-		-		26,237

Oil & Gas - Refining & Marketing - 0.4%
GlobalSantaFe Corp.	6,800	158,712	-	-	-	-	-	-	6,800	158,712
Transocean, Inc.*	-	-	890	19,553	-	-	-	-	890	19,553
		158,712		19,553		-		-		178,265

Paper & Forest Products - 0.7%
International Paper Co.	4,390	156,855	4,340	155,068	-	-	-	-	8,730	311,923
Smurfit-Stone Container Corp.*	2,820	36,744	1,370	17,851	-	-	-	-	4,190	54,595
		193,599		172,919		-		-		366,518

Personal Care - 0.8%
Avon Products, Inc.	5,440	338,368	-	-	-	-	-	-	5,440	338,368
Gillette Co.	1,230	39,188	1,170	37,276	-	-	-	-	2,400	76,464
		377,556		37,276		-		-		414,832

Publishing - 0.7%
McGraw-Hill Co.'s, Inc.	1,370	84,940	1,210	75,020	-	-	-	-	2,580	159,960
Meredith Corp.	1,760	77,440	-	-	-	-	-	-	1,760	77,440
Reed Elsevier plc (GBP)	-	-	10,890	90,765	-	-	-	-	10,890	90,765
		162,380		165,785		-		-		328,165

Publishing - Newspapers - 1.7%
E.W. Scripps Co.	2,050	181,876	-	-	-	-	-	-	2,050	181,876
Gannett Co., Inc.	-	-	2,610	200,474	-	-	-	-	2,610	200,474
New York Times Co.	1,450	65,975	3,400	154,700	-	-	-	-	4,850	220,675
Tribune Co.	3,310	159,873	2,000	96,600	-	-	-	-	5,310	256,473
		407,724		451,774		-		-		859,498

Railroads - 0.4%
Canadian National Railway Co.	-	-	2,137	103,132	-	-	-	-	2,137	103,132
Union Pacific Corp.	-	-	1,650	95,733	-	-	-	-	1,650	95,733
		-		198,865		-		-		198,865

Restaurants - 1.8%
Brinker International, Inc.*	6,590	237,372	-	-	-	-	-	-	6,590	237,372
CEC Entertainment, Inc.*	1,490	55,026	-	-	-	-	-	-	1,490	55,026
Cheesecake Factory, Inc. (The)*	1,400	50,246	-	-	-	-	-	-	1,400	50,246
McDonald's Corp.	2,100	46,326	1,100	24,266	-	-	-	-	3,200	70,592
Outback Steakhouse, Inc.	8,970	349,830	-	-	-	-	-	-	8,970	349,830
Starbucks Corp.*	2,270	55,660	-	-	-	-	-	-	2,270	55,660
Wendy's International, Inc.	2,560	74,163	-	-	-	-	-	-	2,560	74,163
		868,623		24,266		-		-		892,889

Retail - Building Supplies - 1.7%
Home Depot, Inc.	14,755	488,686	8,960	296,755	-	-	-	-	23,715	785,441
Lowe's Co.'s, Inc.	500	21,475	1,020	43,809	-	-	-	-	1,520	65,284
		510,161		340,564		-		-		850,725

Retail - Department Stores - 0.5%
Kohls Corp.*	3,650	187,537	1,200	61,656	-	-	-	-	4,850	249,193

Retail - Discounters - 0.2%
Family Dollar Stores, Inc.	2,740	104,531	-	-	-	-	-	-	2,740	104,531

Retail - Drug Stores - 1.6%
Caremark Rx, Inc.*	15,830	406,515	-	-	-	-	-	-	15,830	406,515
CVS Corp.	5,480	153,604	5,580	156,407	-	-	-	-	11,060	310,011
Walgreen Co.	2,350	70,735	-	-	-	-	-	-	2,350	70,735
		630,854		156,407		-		-		787,261

Retail - Food Chains - 0.3%
Kroger Co.*	-	-	8,390	139,945	-	-	-	-	8,390	139,945

Retail - General Merchandise - 1.9%
Sears, Roebuck & Co.	-	-	680	22,875	-	-	-	-	680	22,875
Target Corp.	6,950	262,988	1,930	73,031	-	-	-	-	8,880	336,019
Wal-Mart Stores, Inc.	1,810	97,143	8,950	480,347	-	-	-	-	10,760	577,490
		360,131		576,253		-		-		936,384

Retail - Home Shopping - 0.3%
Expedia, Inc.*	2,280	174,830	-	-	-	-	-	-	2,280	174,830

Retail - Specialty - 1.6%
Office Depot, Inc.*	6,960	100,990	-	-	-	-	-	-	6,960	100,990
Petsmart, Inc.*	7,460	124,358	-	-	-	-	-	-	7,460	124,358
Staples, Inc.*	13,420	246,257	-	-	-	-	-	-	13,420	246,257
Tiffany & Co.	4,540	148,367	-	-	-	-	-	-	4,540	148,367
Williams-Sonoma, Inc.*	6,870	200,604	-	-	-	-	-	-	6,870	200,604
		820,576		-		-		-		820,576

Retail - Specialty Apparel - 0.5%
Talbots, Inc.	4,350	128,108	-	-	-	-	-	-	4,350	128,108
TJX Companies, Inc.	6,400	120,576	-	-	-	-	-	-	6,400	120,576
		248,684		-		-		-		248,684

Savings & Loan Companies - 0.1%
Charter One Financial, Inc.	-	-	1,511	47,113	-	-	-	-	1,511	47,113

Services - Advertising / Marketing - 0.1%
Lamar Advertising Co.*	1,070	37,675	-	-	-	-	-	-	1,070	37,675
Monster Worldwide, Inc.*	1,200	23,676	-	-	-	-	-	-	1,200	23,676
		61,351		-		-		-		61,351

Services - Commercial & Consumer - 2.3%
Apollo Group, Inc.*	1,450	89,552	-	-	-	-	-	-	1,450	89,552
Aramark Corp.*	5,220	117,032	1,180	26,456	-	-	-	-	6,400	143,488
Career Education Corp.*	200	13,684	-	-	-	-	-	-	200	13,684
Cendant Corp.*	20,310	372,079	2,960	54,227	-	-	-	-	23,270	426,306
Choicepoint, Inc.*	2,580	89,062	-	-	-	-	-	-	2,580	89,062
Getty Images, Inc.*	1,100	45,430	-	-	-	-	-	-	1,100	45,430
Iron Mountain, Inc.*	2,200	81,598	-	-	-	-	-	-	2,200	81,598
Weight Watchers International, Inc.*	6,130	278,854	-	-	-	-	-	-	6,130	278,854
		1,087,291		80,683		-		-		1,167,974

Services - Computer Systems - 0.8%
Sungard Data Systems, Inc.*	15,450	400,310	-	-	-	-	-	-	15,450	400,310

Services - Data Processing - 2.4%
Automatic Data Processing, Inc.	-	-	1,190	40,293	-	-	-	-	1,190	40,293
Bisys Group, Inc.*	21,650	397,710	-	-	-	-	-	-	21,650	397,710
DST Systems, Inc.*	7,870	299,060	-	-	-	-	-	-	7,870	299,060
First Data Corp.	5,670	234,965	1,950	80,808	-	-	-	-	7,620	315,773
Fiserv, Inc.*	3,195	113,774	-	-	-	-	-	-	3,195	113,774
Paychex, Inc.	1,500	43,965	-	-	-	-	-	-	1,500	43,965
		1,089,474		121,101		-		-		1,210,575

Services - Employment - 0.3%
Manpower, Inc.	2,660	98,659	-	-	-	-	-	-	2,660	98,659
Robert Half International, Inc.*	2,400	45,456	-	-	-	-	-	-	2,400	45,456
		144,115		-		-		-		144,115

Telecommunications - Cell / Wireless - 1.0%
American Tower Corp., Class A*	13,320	117,882	-	-	-	-	-	-	13,320	117,882
AT&T Wireless Services, Inc.*	13,840	113,627	4,500	36,945	-	-	-	-	18,340	150,572
Sprint Corp. - PCS Group*	24,000	138,000	2,980	17,135	-	-	-	-	26,980	155,135
Vodafone Group plc. (ADR)	2,819	55,393	1,405	27,608	-	-	-	-	4,224	83,001
		424,902		81,688		-		-		506,590

Telephone - 0.7%
Bellsouth Corp.	-	-	5,230	139,275	-	-	-	-	5,230	139,275
Verizon Communications, Inc.	-	-	4,810	189,754	-	-	-	-	4,810	189,754
		-		329,029		-		-		329,029

Tobacco - 0.5%
Altria Group, Inc.	-	-	5,805	263,779	-	-	-	-	5,805	263,779

Truckers - 0.1%
Swift Transportation Co., Inc.	1,560	29,047	-	-	-	-	-	-	1,560	29,047
Werner Enterprises, Inc.	1,100	23,320	-	-	-	-	-	-	1,100	23,320
		52,367		-		-		-		52,367

Total Equity Securities (Cost $45,322,190)		32,318,388		16,093,634		-		-		48,412,022

	Principal		Principal		Principal		Principal		Principal
U.S. Government Agencies and Instrumentalities - 3.6%	Amount		Amount		Amount		Amount		Amount
Federal Home Loan Bank Discount Notes, 7/1/03	$1,235,000	1,235,000	$587,000	587,000	-	-	-	-	$1,822,000	1,822,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,822,000)		1,235,000		587,000		-		-		1,822,000

TOTAL INVESTMENTS (Cost $47,144,190) - 100.3%		33,553,388		16,680,634		-		-		50,234,022
Other assets and liabilities, net - (0.3%)		(21,715)		(128,639)		-		-		(150,354)
NET ASSETS - 100%		$33,531,673		$16,551,995		-		-		$50,083,668

* Non-income producing

Abbreviation:
ADR: American Depository Receipt
(CAD) Security is valued in Canadian Dollars.
(CHF) Security is valued in Swiss Francs.
(EUR) Security is valued in European Euros.
(GBP) Security is valued in Great British Pounds.

See notes to schedules of investments and notes to financial statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

	AMERITAS RESEARCH PORTFOLIO		AMERITAS GROWTH WITH INCOME PORTFOLIO		AMERITAS CORE STRATEGIES PORTFOLIO		PROFORMA ADJUSTMENTS		AMERITAS CORE STRATEGIES PORTFOLIO PROFORMA COMBINED
Equity Securities - 97.0%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace / Defense - 1.1%
Lockheed Martin Corp.	3,970	$188,853	2,250	$107,033	-	-	-	-	6,220	295,886
Northrop Grumman Corp.	-	-	650	56,088	-	-	-	-	650	56,088
		188,853		163,121		-		-		351,974

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	-	-	3,360	43,243	-	-	-	-	3,360	43,243

Air Freight - 0.9%
FedEx Corp.	-	-	2,560	158,797	-	-	-	-	2,560	158,797
United Parcel Service, Inc.	-	-	2,070	131,859	-	-	-	-	2,070	131,859
		-		290,656		-		-		290,656

Automobiles - 0.4%
Bayerische Motoren Werke AG (EUR)	-	-	2,300	88,627	-	-	-	-	2,300	88,627
Porsche AG (EUR)	-	-	97	41,171	-	-	-	-	97	41,171
		-		129,798		-		-		129,798

Banks - Major Regional - 4.8%
Bank One Corp.	3,090	114,886	5,100	189,618	-	-	-	-	8,190	304,504
FleetBoston Financial Corp.	5,230	155,383	-	-	-	-	-	-	5,230	155,383
Mellon Financial Corp.	7,430	206,183	1,700	47,175	-	-	-	-	9,130	253,358
SouthTrust Corp.	1,220	33,184	-	-	-	-	-	-	1,220	33,184
Suntrust Banks, Inc.	4,260	252,788	1,380	81,889	-	-	-	-	5,640	334,677
US Bancorp	-	-	6,030	147,735	-	-	-	-	6,030	147,735
Wells Fargo & Co.	-	-	6,940	349,776	-	-	-	-	6,940	349,776
		762,424		816,193		-		-		1,578,617

Banks - Money Center - 1.7%
Bank of America Corp.	4,750	375,393	2,190	173,076	-	-	-	-	6,940	548,469

Banks - Regional - 0.5%
Banknorth Group, Inc.	2,970	75,794	-	-	-	-	-	-	2,970	75,794
TCF Financial Corp.	1,800	71,712	-	-	-	-	-	-	1,800	71,712
		147,506		-		-		-		147,506

Beverages - Alcoholic - 0.7%
Anheuser-Busch Co.'s, Inc.	2,770	141,408	1,720	87,806	-	-	-	-	4,490	229,214

Beverages - Non-alcoholic - 1.9%
Pepsico, Inc.	7,720	343,540	6,038	268,691	-	-	-	-	13,758	612,231
		343,540		268,691		-		-		612,231

Biotechnology - 3.1%
Amgen, Inc.*	4,400	294,712	3,280	219,694	-	-	-	-	7,680	514,406
Genentech, Inc.*	3,300	237,996	1,770	127,652	-	-	-	-	5,070	365,648
Genzyme Corp - General Division*	3,370	140,866	-	-	-	-	-	-	3,370	140,866
		673,574		347,346		-		-		1,020,920

Broadcast - Television, Radio, & Cable - 1.9%
Clear Channel Communications, Inc.*	2,200	93,258	3,730	158,115	-	-	-	-	5,930	251,373
Comcast Corp. Class A*	-	-	2,103	63,469	-	-	-	-	2,103	63,469
COX Communications, Inc.*	-	-	1,380	44,022	-	-	-	-	1,380	44,022
Echostar Communications Corp.*	5,070	175,523	1,080	37,390	-	-	-	-	6,150	212,913
Liberty Media Corp.*	-	-	3,460	39,998	-	-	-	-	3,460	39,998
		268,781		342,994		-		-		611,775

Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,150	47,840	1,350	56,160	-	-	-	-	2,500	104,000
Dow Chemical Co.	5,300	164,088	-	-	-	-	-	-	5,300	164,088
Lyondell Chemical Co.	2,800	37,884	-	-	-	-	-	-	2,800	37,884
Novartis AG (CHF)	-	-	5,090	201,853	-	-	-	-	5,090	201,853
Praxair, Inc.	910	54,691	2,170	130,417	-	-	-	-	3,080	185,108
		304,503		388,430		-		-		692,933

Chemicals - Diversified - 0.4%
PPG Industries, Inc.	-	-	2,480	125,835	-	-	-	-	2,480	125,835

Computers - Hardware - 1.2%
Hewlett-Packard Co.	-	-	2,119	45,135	-	-	-	-	2,119	45,135
International Business Machines Corp.	-	-	4,170	344,025	-	-	-	-	4,170	344,025
Juniper Networks, Inc.*	-	-	1,190	14,720	-	-	-	-	1,190	14,720
		-		403,880		-		-		403,880

Computers - Networking - 0.8%
Cisco Systems, Inc.*	-	-	16,340	271,081	-	-	-	-	16,340	271,081

Computers - Peripherals - 0.0%
Seagate Technology, Inc. * (Escrow)	3,390	-	-	-	-	-	-	-	3,390	-
		-		-		-		-		-

Computers - Software & Services - 4.5%
Accenture Ltd*	-	-	6,760	122,288	-	-	-	-	6,760	122,288
BEA Systems, Inc.*	-	-	1,480	16,073	-	-	-	-	1,480	16,073
Microsoft Corp.	14,380	368,272	19,310	494,529	-	-	-	-	33,690	862,801
Network Associates, Inc.*	3,990	50,593	-	-	-	-	-	-	3,990	50,593
Oracle Corp.*	5,980	71,880	13,270	159,505	-	-	-	-	19,250	231,385
Veritas Software Corp.*	3,540	101,492	3,110	89,164	-	-	-	-	6,650	190,656
		592,237		881,559		-		-		1,473,796

Consumer Finance - 0.2%
MBNA Corp.	1,660	34,594	1,870	38,971	-	-	-	-	3,530	73,565

Distributors - Food & Health - 0.3%
AmerisourceBergen Corp.	-	-	1,440	99,864	-	-	-	-	1,440	99,864
		-		99,864		-		-		99,864

Diversified Minerals - 0.7%
BHP Billiton plc (GBP)	28,400	149,746	-	-	-	-	-	-	28,400	149,746
Rio Tinto plc (GBP)	5,060	95,346	-	-	-	-	-	-	5,060	95,346
		245,092		-		-		-		245,092

Electric Companies - 1.9%
Dominion Resources, Inc.	825	53,023	710	45,632	-	-	-	-	1,535	98,655
Exelon Corp.	-	-	2,000	119,620	-	-	-	-	2,000	119,620
PG&E Corp.*	1,900	40,185	2,200	46,530	-	-	-	-	4,100	86,715
Public Service Enterprise Group, Inc.	1,090	46,053	-	-	-	-	-	-	1,090	46,053
TXU Corp.	4,360	97,882	6,810	152,884	-	-	-	-	11,170	250,766
Wisconsin Energy Corp.	-	-	700	20,300	-	-	-	-	700	20,300
		237,143		384,966		-		-		622,109

Electrical Equipment - 1.4%
Emerson Electric Co.	-	-	1,180	60,298	-	-	-	-	1,180	60,298
General Electric Co.	-	-	12,960	371,693	-	-	-	-	12,960	371,693
Rockwell Automation, Inc.	-	-	1,480	35,283	-	-	-	-	1,480	35,283
		-		467,274		-		-		467,274

Electronics - Instrument - 0.0%
Waters Corp.*	300	8,739	-	-	-	-	-	-	300	8,739

Electronics - Semiconductors - 1.6%
Analog Devices, Inc.*	1,785	62,154	3,860	134,405	-	-	-	-	5,645	196,559
Microchip Technology, Inc.	-	-	4,040	98,980	-	-	-	-	4,040	98,980
STMicroelectronics N.V.	7,000	145,530	2,420	50,312	-	-	-	-	9,420	195,842
Texas Instruments, Inc.	-	-	2,300	40,480	-	-	-	-	2,300	40,480
		207,684		324,177		-		-		531,861

Entertainment - 3.0%
AOL Time Warner, Inc.*	13,640	219,468	12,810	206,113	-	-	-	-	26,450	425,581
Viacom, Inc.*	4,912	214,458	6,705	292,740	-	-	-	-	11,617	507,198
Walt Disney Co.	-	-	3,030	59,843	-	-	-	-	3,030	59,843
		433,926		558,696		-		-		992,622

Equipment - Semiconductors - 0.3%
Novellus Systems, Inc.*	1,580	57,861	940	34,424	-	-	-	-	2,520	92,285
		57,861		34,424		-		-		92,285

Financial - Diversified - 8.5%
Citigroup, Inc.	14,696	628,989	11,996	513,429	-	-	-	-	26,692	1,142,418
Fannie Mae	5,730	386,431	6,010	405,314	-	-	-	-	11,740	791,745
Freddie Mac	4,070	206,634	2,990	151,802	-	-	-	-	7,060	358,436
Goldman Sachs Group, Inc.	2,380	199,325	1,710	143,213	-	-	-	-	4,090	342,538
J.P. Morgan Chase & Co.	-	-	1,180	40,332	-	-	-	-	1,180	40,332
SLM Corp.	-	-	1,470	57,580	-	-	-	-	1,470	57,580
State Street Corp.	-	-	900	35,460	-	-	-	-	900	35,460
		1,421,379		1,347,130		-		-		2,768,509

Foods - 1.2%
Kellogg Co.	4,160	142,979	1,160	39,869	-	-	-	-	5,320	182,848
Nestle S.A. (CHF)	365	75,479	287	59,349	-	-	-	-	652	134,828
Unilever N.V. (ADR)	-	-	800	43,200	-	-	-	-	800	43,200
Unilever plc	5,000	39,876	-	-	-	-	-	-	5,000	39,876
		258,334		142,418		-		-		400,752

Gaming, Lottery, & Parimutual - 0.2%
MGM MIRAGE*	1,700	58,106	-	-	-	-	-	-	1,700	58,106

Healthcare - Diversified - 5.8%
Abbott Laboratories, Inc.	11,000	481,360	1,940	84,894	-	-	-	-	12,940	566,254
Johnson & Johnson	7,900	408,430	6,840	353,628	-	-	-	-	14,740	762,058
Wyeth	8,400	382,620	4,440	202,242	-	-	-	-	12,840	584,862
		1,272,410		640,764		-		-		1,913,174

Healthcare - Drug - Major Pharmaceutical - 4.8%
AstraZeneca plc (ADR)	-	-	2,160	88,063	-	-	-	-	2,160	88,063
AstraZeneca plc (GBP)	-	-	490	19,681	-	-	-	-	490	19,681
Forest Laboratories, Inc.*	-	-	790	43,253	-	-	-	-	790	43,253
Pfizer, Inc.	10,995	375,479	14,625	499,444	-	-	-	-	25,620	874,923
Schering-Plough Corp.	18,010	334,986	10,780	200,508	-	-	-	-	28,790	535,494
		710,465		850,949		-		-		1,561,414

Healthcare - Hospital Management - 0.8%
Tenet Healthcare Corp.*	12,100	140,965	10,890	126,869	-	-	-	-	22,990	267,834
		140,965		126,869		-		-		267,834

Healthcare - Managed Care - 0.1%
Wellpoint Health Networks, Inc.*	-	-	400	33,720	-	-	-	-	400	33,720
		-		33,720		-		-		33,720

Healthcare - Medical Products & Supplies - 1.2%
Advanced Medical Optics, Inc.*	-	-	1	17	-	-	-	-	1	17
Baxter International, Inc.	3,600	93,600	2,880	74,880	-	-	-	-	6,480	168,480
Guidant Corp.	2,200	97,658	1,490	66,141	-	-	-	-	3,690	163,799
Medtronic, Inc.	-	-	1,080	51,808	-	-	-	-	1,080	51,808
		191,258		192,846		-		-		384,104

Healthcare - Special Services - 0.1%
Lincare Holdings, Inc.*	990	31,195	-	-	-	-	-	-	990	31,195
		31,195		-		-		-		31,195

Household Products - Non-Durable - 2.2%
Kimberly-Clark Corp.	-	-	2,700	140,778	-	-	-	-	2,700	140,778
Procter & Gamble Co.	3,570	318,373	2,740	244,353	-	-	-	-	6,310	562,726
Reckitt Benckiser plc (GBP)	-	-	1,160	21,321	-	-	-	-	1,160	21,321
		318,373		406,452		-		-		724,825

Housewares - 0.3%
Newell Rubbermaid, Inc.	1,900	53,200	1,500	42,000	-	-	-	-	3,400	95,200

Insurance - Life & Health - 0.8%
Metlife, Inc.	4,180	118,378	4,580	129,706	-	-	-	-	8,760	248,084

Insurance - Multi-Line - 0.8%
American International Group, Inc.	-	-	1,710	94,358	-	-	-	-	1,710	94,358
Hartford Financial Services, Inc.	-	-	1,080	54,389	-	-	-	-	1,080	54,389
Willis Group Holdings Ltd *	3,660	112,545	-	-	-	-	-	-	3,660	112,545
		112,545		148,747		-		-		261,292

Insurance - Property & Casuality - 3.3%
ACE Ltd.	5,040	172,822	-	-	-	-	-	-	5,040	172,822
Allstate Corp.	-	-	1,070	38,145	-	-	-	-	1,070	38,145
Chubb Corp.	1,600	96,000	1,200	72,000	-	-	-	-	2,800	168,000
St. Paul Co.'s, Inc.	3,060	111,721	2,680	97,847	-	-	-	-	5,740	209,568
Travelers Property Casualty Corp.:
Class A	4,372	69,515	5,131	81,583	-	-	-	-	9,503	151,098
Class B	6,117	96,465	1,970	31,067	-	-	-	-	8,087	127,532
XL Capital Ltd.	1,690	140,270	850	70,550	-	-	-	-	2,540	210,820
		686,793		391,192		-		-		1,077,985

Insurance Brokers - 0.3%
Marsh & McLennan Co.'s	-	-	1,610	82,223	-	-	-	-	1,610	82,223
		-		82,223		-		-		82,223

Investment Banking / Brokerage - 1.0%
Merrill Lynch & Co., Inc.	4,460	208,193	2,510	117,167	-	-	-	-	6,970	325,360
		208,193		117,167		-		-		325,360

Lodging - Hotels - 0.4%
Hilton Hotels Corp.	4,070	52,055	-	-	-	-	-	-	4,070	52,055
Starwood Hotels & Resorts Worldwide, Inc.	1,680	48,031	1,280	36,595	-	-	-	-	2,960	84,626
		100,086		36,595		-		-		136,681

Machinery - Diversified - 0.4%
Deere & Co.	1,890	86,373	780	35,646	-	-	-	-	2,670	122,019

Manufacturing - Diversified - 1.9%
3M Co.	1,140	147,037	1,265	163,160	-	-	-	-	2,405	310,197
American Standard Co.'s*	500	36,965	300	22,179	-	-	-	-	800	59,144
Illinois Tool Works, Inc.	-	-	810	53,338	-	-	-	-	810	53,338
ITT Industries, Inc.	-	-	600	39,276	-	-	-	-	600	39,276
Tyco International Ltd.	3,900	74,022	3,650	69,277	-	-	-	-	7,550	143,299
		258,024		347,230		-		-		605,254

Natural Gas - 0.1%
Equitable Resources, Inc.	830	33,814	-	-	-	-	-	-	830	33,814

Oil - Domestic Integrated - 0.5%
ConocoPhillips	2,080	113,984	790	43,292	-	-	-	-	2,870	157,276

Oil - International Integrated - 4.9%
BP plc	10,175	70,679	1,512	63,534	-	-	-	-	11,687	134,213
EnCana Corp.	2,000	76,740	2,970	113,959	-	-	-	-	4,970	190,699
EnCana Corp. (CAD)	3,200	122,028	1,280	48,812	-	-	-	-	4,480	170,840
Exxon Mobil Corp.	13,018	467,476	12,574	451,532	-	-	-	-	25,592	919,008
TotalFinaElf S.A. (EUR)*	700	105,961	-	-	-	-	-	-	700	105,961
Total S.A.	-	-	890	67,462	-	-	-	-	890	67,462
		842,884		745,299		-		-		1,588,183

Oil & Gas - Drilling & Equipment - 1.6%
Baker Hughes, Inc.	-	-	3,370	113,131	-	-	-	-	3,370	113,131
Halliburton Co.	2,500	57,500	-	-	-	-	-	-	2,500	57,500
Noble Corp.*	1,900	65,170	1,280	43,904	-	-	-	-	3,180	109,074
Schlumberger, Ltd.	2,180	103,703	2,930	139,380	-	-	-	-	5,110	243,083
		226,373		296,415		-		-		522,788

Oil & Gas - Exploration & Production - 0.4%
Anadarko Petroleum Corp.	-	-	590	26,237	-	-	-	-	590	26,237
Devon Energy Corp.	550	29,370	-	-	-	-	-	-	550	29,370
Talisman Energy, Inc.	1,900	86,188	-	-	-	-	-	-	1,900	86,188
		115,558		26,237		-		-		141,795

Oil & Gas - Refining & Marketing - 0.3%
GlobalSantaFe Corp.	3,000	70,020	-	-	-	-	-	-	3,000	70,020
Transocean, Inc.*	-	-	890	19,553	-	-	-	-	890	19,553
		70,020		19,553		-		-		89,573

Paper & Forest Products - 1.8%
Bowater, Inc.	990	37,076	-	-	-	-	-	-	990	37,076
International Paper Co.	5,350	191,156	4,340	155,068	-	-	-	-	9,690	346,224
Smurfit-Stone Container Corp.*	13,780	179,553	1,370	17,851	-	-	-	-	15,150	197,404
		407,785		172,919		-		-		580,704

Personal Care - 0.1%
Gillette Co.	-	-	1,170	37,276	-	-	-	-	1,170	37,276
		-		37,276		-		-		37,276

Publishing - 0.5%
McGraw-Hill Co.'s, Inc.	-	-	1,210	75,020	-	-	-	-	1,210	75,020
Reed Elsevier plc (GBP)	-	-	10,890	90,765	-	-	-	-	10,890	90,765
		-		165,785		-		-		165,785

Publishing - Newspapers - 2.0%
Gannett Co., Inc.	-	-	2,610	200,474	-	-	-	-	2,610	200,474
New York Times Co.	1,590	72,345	3,400	154,700	-	-	-	-	4,990	227,045
Tribune Co.	2,490	120,267	2,000	96,600	-	-	-	-	4,490	216,867
		192,612		451,774		-		-		644,386

Railroads - 0.8%
Canadian National Railway Co.	-	-	2,137	103,132	-	-	-	-	2,137	103,132
Union Pacific Corp.	1,300	75,426	1,650	95,733	-	-	-	-	2,950	171,159
		75,426		198,865		-		-		274,291

Restaurants - 0.4%
CEC Entertainment, Inc.*	1,190	43,947	-	-	-	-	-	-	1,190	43,947
McDonald's Corp.	-	-	1,100	24,266	-	-	-	-	1,100	24,266
Yum! Brands, Inc.*	2,580	76,265	-	-	-	-	-	-	2,580	76,265
		120,212		24,266		-		-		144,478

Retail - Building Supplies - 2.0%
Home Depot, Inc.	9,220	305,366	8,960	296,755	-	-	-	-	18,180	602,121
Lowe's Co.'s, Inc.	-	-	1,020	43,809	-	-	-	-	1,020	43,809
		305,366		340,564		-		-		645,930

Retail - Department Stores - 0.5%
Kohls Corp.*	2,090	107,384	1,200	61,656	-	-	-	-	3,290	169,040

Retail - Drug Stores - 0.7%
Caremark Rx, Inc.*	1,500	38,520	-	-	-	-	-	-	1,500	38,520
CVS Corp.	-	-	5,580	156,407	-	-	-	-	5,580	156,407
Walgreen Co.	1,580	47,558	-	-	-	-	-	-	1,580	47,558
		86,078		156,407		-		-		242,485

Retail - Food Chains - 0.8%
Kroger Co.*	7,200	120,096	8,390	139,945	-	-	-	-	15,590	260,041

Retail - General Merchandise - 3.8%
Sears, Roebuck & Co.	-	-	680	22,875	-	-	-	-	680	22,875
Target Corp.	5,900	223,256	1,930	73,031	-	-	-	-	7,830	296,287
Wal-Mart Stores, Inc.	8,010	429,897	8,950	480,347	-	-	-	-	16,960	910,244
		653,153		576,253		-		-		1,229,406

Savings & Loan Companies - 0.4%
Charter One Financial, Inc.	2,495	77,794	1,511	47,113	-	-	-	-	4,006	124,907

Services - Advertising / Marketing - 0.2%
Lamar Advertising Co.*	1,790	63,026	-	-	-	-	-	-	1,790	63,026
		63,026		-		-		-		63,026

Services - Commercial & Consumer - 0.3%
Aramark Corp.*	-	-	1,180	26,456	-	-	-	-	1,180	26,456
Cendant Corp.*	-	-	2,960	54,227	-	-	-	-	2,960	54,227
Getty Images, Inc.*	600	24,780	-	-	-	-	-	-	600	24,780
		24,780		80,683		-		-		105,463

Services - Computer Systems - 0.3%
Sungard Data Systems, Inc.*	3,870	100,272	-	-	-	-	-	-	3,870	100,272

Services - Data Processing - 0.4%
Automatic Data Processing, Inc.	-	-	1,190	40,293	-	-	-	-	1,190	40,293
First Data Corp.	-	-	1,950	80,808	-	-	-	-	1,950	80,808
		-		121,101		-		-		121,101

Telecommunications - Cell / Wireless - 0.5%
AT&T Wireless Services, Inc.*	-	-	4,500	36,945	-	-	-	-	4,500	36,945
Sprint Corp. - PCS Group*	14,900	85,675	2,980	17,135	-	-	-	-	17,880	102,810
Vodafone Group plc. (ADR)	-	-	1,405	27,608	-	-	-	-	1,405	27,608
		85,675		81,688		-		-		167,363

Telephone - 2.2%
Bellsouth Corp.	-	-	5,230	139,275	-	-	-	-	5,230	139,275
CenturyTel, Inc.	1,300	45,305	-	-	-	-	-	-	1,300	45,305
Verizon Communications, Inc.	8,850	349,132	4,810	189,754	-	-	-	-	13,660	538,886
		394,437		329,029		-		-		723,466

Textiles - Apparel - 0.1%
Liz Claiborne, Inc.	1,290	45,472	-	-	-	-	-	-	1,290	45,472

Tobacco - 1.8%
Altria Group, Inc.	7,130	323,987	5,805	263,779	-	-	-	-	12,935	587,766

Total Equity Securities (Cost $30,574,376)		15,635,523		16,093,634		-		-		31,729,157

	Principal		Principal		Principal		Principal		Principal
U.S. Government Agencies and Instrumentalities - 3.8%	Amount		Amount		Amount		Amount		Amount
Federal Home Loan Bank Discount Notes, 7/1/03	$647,000	647,000	$587,000	587,000	-	-	-	-	$1,234,000	1,234,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,234,000)		647,000		587,000		-		-		1,234,000

TOTAL INVESTMENTS (Cost $31,808,376) - 100.8%		16,282,523		16,680,634		-		-		32,963,157
Other assets and liabilities, net - (0.8%)		(118,961)		(128,639)		-		-		(247,600)
NET ASSETS - 100%		$16,163,562		$16,551,995		-		-		$32,715,557

* Non-income producing

Abbreviation:
ADR: American Depository Receipt
(CAD) Security is valued in Canadian Dollars.
(CHF) Security is valued in Swiss Francs.
(EUR) Security is valued in European Euros.
(GBP) Security is valued in Great British Pounds.

See notes to schedules of investments and notes to financial statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

	AMERITAS EMERGING GROWTH PORTFOLIO		AMERITAS CORE STRATEGIES PORTFOLIO		PROFORMA ADJUSTMENTS		AMERITAS CORE STRATEGIES PORTFOLIO PROFORMA COMBINED
Equity Securities - 96.4%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace / Defense - 1.5%
Alliant Techsystems, Inc.*	1,970	$ 102,263	-	-	-	-	1,970	$ 102,263
Lockheed Martin Corp.	5,200	247,364	-	-	-	-	5,200	247,364
Northrop Grumman Corp.	1,610	138,927	-	-	-	-	1,610	138,927
		488,554		-		-		488,554

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	1,600	20,592	-	-	-	-	1,600	20,592

Air Freight - 0.4%
Expeditors International Washington, Inc.	2,660	92,142	-	-	-	-	2,660	92,142
FedEx Corp.	800	49,624	-	-	-	-	800	49,624
		141,766		-		-		141,766

Airlines - 0.4%
JetBlue Airways Corp.*	3,200	135,328	-	-	-	-	3,200	135,328

Automobiles - 0.7%
Bayerische Motoren Werke AG (EUR)	6,270	241,604	-	-	-	-	6,270	241,604

Banks - Major Regional - 0.4%
Mellon Financial Corp.	3,300	91,575	-	-	-	-	3,300	91,575
Northern Trust Corp.	800	33,432	-	-	-	-	800	33,432
		125,007		-		-		125,007

Banks - Regional - 0.4%
Banknorth Group, Inc.	2,460	62,779	-	-	-	-	2,460	62,779
First Tennessee National Corp.	1,470	64,548	-	-	-	-	1,470	64,548
		127,327		-		-		127,327

Beverages - Non-alcoholic - 1.2%
Pepsi Bottling Group, Inc.	910	18,218	-	-	-	-	910	18,218
Pepsico, Inc.	8,760	389,820	-	-	-	-	8,760	389,820
		408,038		-		-		408,038

Biotechnology - 4.8%
Amgen, Inc.*	9,110	610,188	-	-	-	-	9,110	610,188
Biogen, Inc.*	1,900	72,200	-	-	-	-	1,900	72,200
Genentech, Inc.*	900	64,908	-	-	-	-	900	64,908
Genzyme Corp - General Division*	7,230	302,214	-	-	-	-	7,230	302,214
Gilead Sciences, Inc.*	3,700	205,646	-	-	-	-	3,700	205,646
Idec Pharmaceuticals Corp.*	3,400	115,600	-	-	-	-	3,400	115,600
InterMune, Inc.*	850	13,694	-	-	-	-	850	13,694
Invitrogen Corp.*	2,300	88,251	-	-	-	-	2,300	88,251
Medimmune, Inc.*	3,250	118,202	-	-	-	-	3,250	118,202
		1,590,903		-		-		1,590,903

Broadcast - Television, Radio, & Cable - 7.3%
Clear Channel Communications, Inc.*	7,790	330,218	-	-	-	-	7,790	330,218
Comcast Corp. Class A*	2,800	84,504	-	-	-	-	2,800	84,504
Comcast Corp. Special Class A*	8,740	251,974	-	-	-	-	8,740	251,974
COX Communications, Inc.*	4,440	141,636	-	-	-	-	4,440	141,636
Echostar Communications Corp.*	18,040	624,545	-	-	-	-	18,040	624,545
Entercom Communications Corp.*	4,170	204,372	-	-	-	-	4,170	204,372
Hearst-Argyle Television, Inc.*	2,440	63,196	-	-	-	-	2,440	63,196
Hispanic Broadcasting Corp.*	1,070	27,231	-	-	-	-	1,070	27,231
InterActiveCorp*	6,110	241,773	-	-	-	-	6,110	241,773
Liberty Media Corp.*	13,940	161,146	-	-	-	-	13,940	161,146
Lin TV Corp.*	900	21,195	-	-	-	-	900	21,195
Univision Communications, Inc.*	1,990	60,496	-	-	-	-	1,990	60,496
Westwood One, Inc.*	6,520	221,224	-	-	-	-	6,520	221,224
		2,433,510		-		-		2,433,510

Chemicals - 1.2%
Novartis AG (CHF)	5,530	219,302	-	-	-	-	5,530	219,302
Praxair, Inc.	2,990	179,699	-	-	-	-	2,990	179,699
		399,001		-		-		399,001

Communications Equipment - 1.4%
Adtran, Inc.*	2,530	129,081	-	-	-	-	2,530	129,081
Advanced Fibre Communications, Inc.*	3,420	55,643	-	-	-	-	3,420	55,643
Agere Systems, Inc.*	27,800	63,940	-	-	-	-	27,800	63,940
Crown Castle International Corp.*	18,720	145,454	-	-	-	-	18,720	145,454
Scientific-Atlanta, Inc.	2,900	69,136	-	-	-	-	2,900	69,136
		463,254		-		-		463,254

Computers - Hardware - 2.8%
Apple Computer, Inc.*	2,800	53,536	-	-	-	-	2,800	53,536
Dell Computer Corp.*	12,280	392,469	-	-	-	-	12,280	392,469
Hewlett-Packard Co.	7,320	155,916	-	-	-	-	7,320	155,916
International Business Machines Corp.	3,990	329,175	-	-	-	-	3,990	329,175
		931,096		-		-		931,096

Computers - Networking - 1.4%
Cisco Systems, Inc.*	27,850	462,032	-	-	-	-	27,850	462,032

Computers - Peripherals - 0.3%
Lexmark International, Inc.*	810	57,324	-	-	-	-	810	57,324
Seagate Technology	2,700	47,655	-	-	-	-	2,700	47,655
		104,979		-		-		104,979

Computers - Software & Services - 8.4%
Affiliated Computer Services, Inc.*	3,280	149,994	-	-	-	-	3,280	149,994
Amdocs Ltd.*	9,400	225,600	-	-	-	-	9,400	225,600
BEA Systems, Inc.*	7,580	82,319	-	-	-	-	7,580	82,319
BearingPoint, Inc.	4,500	43,425	-	-	-	-	4,500	43,425
Business Objects S.A. (ADR)*	2,750	60,362	-	-	-	-	2,750	60,362
eBay, Inc.*	950	98,971	-	-	-	-	950	98,971
Mercury Interactive Corp.*	1,120	43,243	-	-	-	-	1,120	43,243
Microsoft Corp.	27,690	709,141	-	-	-	-	27,690	709,141
Network Associates, Inc.*	11,550	146,454	-	-	-	-	11,550	146,454
Oracle Corp.*	24,400	293,288	-	-	-	-	24,400	293,288
SAP AG (ADR)	5,440	158,957	-	-	-	-	5,440	158,957
Symantec Corp.*	3,110	136,405	-	-	-	-	3,110	136,405
Veritas Software Corp.*	19,570	561,072	-	-	-	-	19,570	561,072
WebMD Corp.*	3,500	37,905	-	-	-	-	3,500	37,905
Yahoo, Inc.*	2,520	82,555	-	-	-	-	2,520	82,555
		2,829,691		-		-		2,829,691

Denmark - 0.1%
SAP AG	400	47,252	-	-	-	-	400	47,252

Distributors - Food & Health - 1.1%				-		-
AmerisourceBergen Corp.	3,460	239,951	-	-	-	-	3,460	239,951
Sysco Corp.	4,760	142,990	-	-	-	-	4,760	142,990
		382,941		-		-		382,941

Electrical Equipment - 0.7%
General Electric Co.	4,880	139,958	-	-	-	-	4,880	139,958
Rockwell Automation, Inc.	4,200	100,128	-	-	-	-	4,200	100,128
		240,086		-		-		240,086

Electronics - Instrument - 0.5%
Waters Corp.*	6,200	180,606	-	-	-	-	6,200	180,606

Electronics - Semiconductors - 3.5%
Altera Corp.*	9,660	158,424	-	-	-	-	9,660	158,424
Analog Devices, Inc.*	11,405	397,122	-	-	-	-	11,405	397,122
Linear Technology Corp.	3,220	103,716	-	-	-	-	3,220	103,716
Maxim Integrated Products, Inc.	3,470	118,639	-	-	-	-	3,470	118,639
Microchip Technology, Inc.	8,560	209,720	-	-	-	-	8,560	209,720
STMicroelectronics N.V.	5,600	116,424	-	-	-	-	5,600	116,424
Texas Instruments, Inc.	1,600	28,160	-	-	-	-	1,600	28,160
Xilinx, Inc.*	1,500	37,965	-	-	-	-	1,500	37,965
		1,170,170		-		-		1,170,170

Entertainment - 2.4%
AOL Time Warner, Inc.*	7,930	127,594	-	-	-	-	7,930	127,594
Fox Entertainment Group, Inc.*	1,490	42,882	-	-	-	-	1,490	42,882
Royal Caribbean Cruises Ltd.	3,300	76,428	-	-	-	-	3,300	76,428
Viacom, Inc.*	10,470	457,120	-	-	-	-	10,470	457,120
Walt Disney Co.	5,220	103,095	-	-	-	-	5,220	103,095
		807,119		-		-		807,119

Equipment - Semiconductors - 1.0%
ASML Holding NV*	4,660	44,550	-	-	-	-	4,660	44,550
Lam Research Corp.*	2,300	41,883	-	-	-	-	2,300	41,883
Novellus Systems, Inc.*	7,020	257,079	-	-	-	-	7,020	257,079
		343,512		-		-		343,512

Financial - Diversified - 3.7%
American Express Co.	1,020	42,646	-	-	-	-	1,020	42,646
Citigroup, Inc.	9,036	386,741	-	-	-	-	9,036	386,741
Fannie Mae	4,290	289,317	-	-	-	-	4,290	289,317
Freddie Mac	2,120	107,632	-	-	-	-	2,120	107,632
Goldman Sachs Group, Inc.	2,865	239,944	-	-	-	-	2,865	239,944
SLM Corp.	4,410	172,740	-	-	-	-	4,410	172,740
		1,239,020		-		-		1,239,020

Foods - 0.3%
Hershey Foods Corp.	1,250	87,075	-	-	-	-	1,250	87,075

Gaming, Lottery, & Parimutual - 0.5%
MGM MIRAGE*	4,850	165,773	-	-	-	-	4,850	165,773

Healthcare - Diversified - 1.4%
Abbott Laboratories, Inc.	7,190	314,634	-	-	-	-	7,190	314,634
Johnson & Johnson	1,400	72,380	-	-	-	-	1,400	72,380
Wyeth	2,000	91,100	-	-	-	-	2,000	91,100
		478,114		-		-		478,114

Healthcare - Drug - Generic, Other - 1.1%
ICN Pharmaceuticals, Inc.	4,550	76,258	-	-	-	-	4,550	76,258
Medicis Pharmaceutical Corp. Class A	2,350	133,245	-	-	-	-	2,350	133,245
Mylan Laboratories	3,110	108,135	-	-	-	-	3,110	108,135
Watson Pharmaceutical, Inc.*	1,230	49,655	-	-	-	-	1,230	49,655
		367,293		-		-		367,293

Healthcare - Drug - Major Pharmaceutical - 3.6%
Alcon, Inc.	1,140	52,098	-	-	-	-	1,140	52,098
AstraZeneca PLC	1,900	76,314	-	-	-	-	1,900	76,314
Celgene Corp.	1,570	47,728	-	-	-	-	1,570	47,728
Forest Laboratories, Inc.*	4,110	225,023	-	-	-	-	4,110	225,023
Icos Corp.*	900	33,075	-	-	-	-	900	33,075
Pfizer, Inc.	5,900	201,485	-	-	-	-	5,900	201,485
Schering-Plough Corp.	11,360	211,296	-	-	-	-	11,360	211,296
SICOR, Inc.*	2,660	54,104	-	-	-	-	2,660	54,104
Teva Pharmaceutical Industries	5,500	313,115	-	-	-	-	5,500	313,115
		1,214,238		-		-		1,214,238

Healthcare - Hospital Management - 0.9%
Health Management Associates, Inc.	10,360	191,142	-	-	-	-	10,360	191,142
Tenet Healthcare Corp.*	10,920	127,218	-	-	-	-	10,920	127,218
		318,360		-		-		318,360

Healthcare - Managed Care - 2.0%
Aetna, Inc.	2,750	165,550	-	-	-	-	2,750	165,550
Express Scripts, Inc.*	4,610	314,448	-	-	-	-	4,610	314,448
Wellpoint Health Networks, Inc.*	2,230	187,989	-	-	-	-	2,230	187,989
		667,987		-		-		667,987

Healthcare - Medical Products & Supplies - 3.0%
Advanced Medical Optics, Inc.*	248	4,228	-	-	-	-	248	4,228
Affymetrix, Inc.*	900	17,739	-	-	-	-	900	17,739
Apogent Technologies, Inc.*	4,870	97,400	-	-	-	-	4,870	97,400
Baxter International, Inc.	1,100	28,600	-	-	-	-	1,100	28,600
Boston Scientific Corp.*	2,010	122,811	-	-	-	-	2,010	122,811
Cytyc Corp.*	11,540	121,401	-	-	-	-	11,540	121,401
Dentsply International, Inc.	4,110	168,099	-	-	-	-	4,110	168,099
Guidant Corp.	3,270	145,155	-	-	-	-	3,270	145,155
Medtronic, Inc.	4,520	216,824	-	-	-	-	4,520	216,824
St. Jude Medical, Inc.*	300	17,250	-	-	-	-	300	17,250
Varian Medical Systems, Inc.*	880	50,662	-	-	-	-	880	50,662
		990,169		-		-		990,169

Healthcare - Special Services - 0.3%
Laboratory Corp. of America Holdings, Inc.*	2,190	66,029	-	-	-	-	2,190	66,029
Lincare Holdings, Inc.*	1,420	44,744	-	-	-	-	1,420	44,744
		110,773		-		-		110,773

Household Furnishing & Appliances - 0.2%
Ethan Allen Interiors, Inc.	1,930	67,859	-	-	-	-	1,930	67,859

Household Products - Non-Durable - 0.5%
Energizer Holdings, Inc.*	1,500	47,100	-	-	-	-	1,500	47,100
Kimberly-Clark Corp.	840	43,798	-	-	-	-	840	43,798
Procter & Gamble Co.	900	80,262	-	-	-	-	900	80,262
		171,160		-		-		171,160

Housewares - 0.1%
Newell Rubbermaid, Inc.	1,200	33,600	-	-	-	-	1,200	33,600

Insurance - Life & Health - 0.2%
Metlife, Inc.	2,090	59,189	-	-	-	-	2,090	59,189

Insurance - Multi-Line - 0.4%
Willis Group Holdings Ltd *	4,680	143,910	-	-	-	-	4,680	143,910

Insurance - Property & Casuality - 1.3%
ACE Ltd.	1,340	45,949	-	-	-	-	1,340	45,949
Travelers Property Casualty Corp. Class A	15,409	245,003	-	-	-	-	15,409	245,003
XL Capital Ltd.	1,800	149,400	-	-	-	-	1,800	149,400
		440,352		-		-		440,352

Insurance Brokers - 0.7%
Arthur J. Gallagher & Co.	1,340	36,448	-	-	-	-	1,340	36,448
Marsh & McLennan Co.'s	3,600	183,852	-	-	-	-	3,600	183,852
		220,300		-		-		220,300

Investment Banking / Brokerage - 1.6%
Ameritrade Holding Corp.*	6,500	48,165	-	-	-	-	6,500	48,165
E*trade Group, Inc.*	3,300	28,050	-	-	-	-	3,300	28,050
Legg Mason, Inc.	800	51,960	-	-	-	-	800	51,960
Lehman Brothers Holdings, Inc.	1,530	101,714	-	-	-	-	1,530	101,714
Merrill Lynch & Co., Inc.	6,320	295,018	-	-	-	-	6,320	295,018
Waddell & Reed Financial, Inc.	1,000	25,670	-	-	-	-	1,000	25,670
		550,577		-		-		550,577

Investment Management - 0.7%
Affiliated Managers Group, Inc.*	800	48,760	-	-	-	-	800	48,760
Investors Financial Services Corp.	4,610	133,736	-	-	-	-	4,610	133,736
T. Rowe Price Group, Inc.	1,400	52,850	-	-	-	-	1,400	52,850
		235,346		-		-		235,346

Leisure Time - Products - 0.4%
Mattel, Inc.	6,780	128,278	-	-	-	-	6,780	128,278

Lodging - Hotels - 0.9%
Four Seasons Hotels, Inc.	1,100	47,586	-	-	-	-	1,100	47,586
Starwood Hotels & Resorts Worldwide, Inc.	9,280	265,315	-	-	-	-	9,280	265,315
		312,901		-		-		312,901

Manufacturing - Diversified - 2.1%
3M Co.	680	87,706	-	-	-	-	680	87,706
ITT Industries, Inc.	1,440	94,262	-	-	-	-	1,440	94,262
Thermo Electron Corp.*	6,600	138,732	-	-	-	-	6,600	138,732
Tyco International Ltd.	19,520	370,490	-	-	-	-	19,520	370,490
		691,190		-		-		691,190

Manufacturing - Specialized - 0.6%
Millipore Corp.*	4,230	187,685	-	-	-	-	4,230	187,685

Oil - International Integrated - 0.3%
EnCana Corp.	2,330	89,402	-	-	-	-	2,330	89,402

Oil & Gas - Drilling & Equipment - 2.4%
Baker Hughes, Inc.	8,390	281,652	-	-	-	-	8,390	281,652
BJ Services Co.*	4,910	183,438	-	-	-	-	4,910	183,438
Cooper Cameron Corp.*	1,620	81,616	-	-	-	-	1,620	81,616
Nabors Industries, Ltd.*	1,800	71,190	-	-	-	-	1,800	71,190
Noble Corp.*	30	1,029	-	-	-	-	30	1,029
Rowan Co.'s, Inc.*	2,080	46,592	-	-	-	-	2,080	46,592
Schlumberger, Ltd.	1,600	76,112	-	-	-	-	1,600	76,112
Smith International, Inc.*	1,800	66,132	-	-	-	-	1,800	66,132
		807,761		-		-		807,761

Oil & Gas - Refining & Marketing - 0.5%
GlobalSantaFe Corp.	6,800	158,712	-	-	-	-	6,800	158,712

Paper & Forest Products - 0.6%
International Paper Co.	4,390	156,855	-	-	-	-	4,390	156,855
Smurfit-Stone Container Corp.*	2,820	36,744	-	-	-	-	2,820	36,744
		193,599		-		-		193,599

Personal Care - 1.1%
Avon Products, Inc.	5,440	338,368	-	-	-	-	5,440	338,368
Gillette Co.	1,230	39,188	-	-	-	-	1,230	39,188
		377,556		-		-		377,556

Publishing - 0.5%
McGraw-Hill Co.'s, Inc.	1,370	84,940	-	-	-	-	1,370	84,940
Meredith Corp.	1,760	77,440	-	-	-	-	1,760	77,440
		162,380		-		-		162,380

Publishing - Newspapers - 1.2%
E.W. Scripps Co.	2,050	181,876	-	-	-	-	2,050	181,876
New York Times Co.	1,450	65,975	-	-	-	-	1,450	65,975
Tribune Co.	3,310	159,873	-	-	-	-	3,310	159,873
		407,724		-		-		407,724

Restaurants - 2.6%
Brinker International, Inc.*	6,590	237,372	-	-	-	-	6,590	237,372
CEC Entertainment, Inc.*	1,490	55,026	-	-	-	-	1,490	55,026
Cheesecake Factory, Inc. (The)*	1,400	50,246	-	-	-	-	1,400	50,246
McDonald's Corp.	2,100	46,326	-	-	-	-	2,100	46,326
Outback Steakhouse, Inc.	8,970	349,830	-	-	-	-	8,970	349,830
Starbucks Corp.*	2,270	55,660	-	-	-	-	2,270	55,660
Wendy's International, Inc.	2,560	74,163	-	-	-	-	2,560	74,163
		868,623		-		-		868,623

Retail - Building Supplies - 1.5%
Home Depot, Inc.	14,755	488,686	-	-	-	-	14,755	488,686
Lowe's Co.'s, Inc.	500	21,475	-	-	-	-	500	21,475
		510,161		-		-		510,161

Retail - Department Stores - 0.6%
Kohls Corp.*	3,650	187,537	-	-	-	-	3,650	187,537

Retail - Discounters - 0.3%
Family Dollar Stores, Inc.	2,740	104,531	-	-	-	-	2,740	104,531

Retail - Drug Stores - 1.9%
Caremark Rx, Inc.*	15,830	406,515	-	-	-	-	15,830	406,515
CVS Corp.	5,480	153,604	-	-	-	-	5,480	153,604
Walgreen Co.	2,350	70,735	-	-	-	-	2,350	70,735
		630,854		-		-		630,854

Retail - General Merchandise - 1.1%
Target Corp.	6,950	262,988	-	-	-	-	6,950	262,988
Wal-Mart Stores, Inc.	1,810	97,143	-	-	-	-	1,810	97,143
		360,131		-		-		360,131

Retail - Home Shopping - 0.5%
Expedia, Inc.*	2,280	174,830	-	-	-	-	2,280	174,830

Retail - Specialty - 2.4%
Office Depot, Inc.*	6,960	100,990	-	-	-	-	6,960	100,990
Petsmart, Inc.*	7,460	124,358	-	-	-	-	7,460	124,358
Staples, Inc.*	13,420	246,257	-	-	-	-	13,420	246,257
Tiffany & Co.	4,540	148,367	-	-	-	-	4,540	148,367
Williams-Sonoma, Inc.*	6,870	200,604	-	-	-	-	6,870	200,604
		820,576		-		-		820,576

Retail - Specialty Apparel - 0.7%
Talbots, Inc.	4,350	128,108	-	-	-	-	4,350	128,108
TJX Companies, Inc.	6,400	120,576	-	-	-	-	6,400	120,576
		248,684		-		-		248,684

Services - Advertising / Marketing - 0.2%
Lamar Advertising Co.*	1,070	37,675	-	-	-	-	1,070	37,675
Monster Worldwide, Inc.*	1,200	23,676	-	-	-	-	1,200	23,676
		61,351		-		-		61,351

Services - Commercial & Consumer - 3.2%
Apollo Group, Inc.*	1,450	89,552	-	-	-	-	1,450	89,552
Aramark Corp.*	5,220	117,032	-	-	-	-	5,220	117,032
Career Education Corp.*	200	13,684	-	-	-	-	200	13,684
Cendant Corp.*	20,310	372,079	-	-	-	-	20,310	372,079
Choicepoint, Inc.*	2,580	89,062	-	-	-	-	2,580	89,062
Getty Images, Inc.*	1,100	45,430	-	-	-	-	1,100	45,430
Iron Mountain, Inc.*	2,200	81,598	-	-	-	-	2,200	81,598
Weight Watchers International, Inc.*	6,130	278,854	-	-	-	-	6,130	278,854
		1,087,291		-		-		1,087,291

Services - Computer Systems - 1.2%
Sungard Data Systems, Inc.*	15,450	400,310	-	-	-	-	15,450	400,310

Services - Data Processing - 3.2%
Bisys Group, Inc.*	21,650	397,710	-	-	-	-	21,650	397,710
DST Systems, Inc.*	7,870	299,060	-	-	-	-	7,870	299,060
First Data Corp.	5,670	234,965	-	-	-	-	5,670	234,965
Fiserv, Inc.*	3,195	113,774	-	-	-	-	3,195	113,774
Paychex, Inc.	1,500	43,965	-	-	-	-	1,500	43,965
		1,089,474		-		-		1,089,474

Services - Employment - 0.4%
Manpower, Inc.	2,660	98,659	-	-	-	-	2,660	98,659
Robert Half International, Inc.*	2,400	45,456	-	-	-	-	2,400	45,456
		144,115		-		-		144,115

Telecommunications - Cell / Wireless - 1.3%
American Tower Corp., Class A*	13,320	117,882	-	-	-	-	13,320	117,882
AT&T Wireless Services, Inc.*	13,840	113,627	-	-	-	-	13,840	113,627
Sprint Corp. - PCS Group*	24,000	138,000	-	-	-	-	24,000	138,000
Vodafone Group plc. (ADR)	2,819	55,393	-	-	-	-	2,819	55,393
		424,902		-		-		424,902

Truckers - 0.2%
Swift Transportation Co., Inc.	1,560	29,047	-	-	-	-	1,560	29,047
Werner Enterprises, Inc.	1,100	23,320	-	-	-	-	1,100	23,320
		52,367		-		-		52,367

Total Equity Securities (Cost $29,630,712)		32,318,388		32,318,388		32,318,388		32,318,388

	Principal		Principal		Principal		Principal
U.S. Government Agencies and Instrumentalities - 3.7%	Amount	Value	Amount	Value	Amount	Value	Amount	Value
Federal Home Loan Bank Discount Notes, 7/1/03	1,235,000	1,235,000	-	-	-	-	1,235,000	1,235,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,235,000)		1,235,000						1,235,000

TOTAL INVESTMENTS (Cost $30,865,712) - 100.1%		33,553,388		-		-		33,553,388
Other assets and liabilities, net - 0.1%		21,715		-		-		21,715
NET ASSETS - 100%		$33,531,673		$0		$0		$33,531,673

* Non-income producing

Abbreviation:
ADR: American Depository Receipt
(CAD) Security is valued in Canadian Dollars.
(CHF) Security is valued in Swiss Francs.
(EUR) Security is valued in European Euros.
(GBP) Security is valued in Great British Pounds.

See notes to schedules of investments and notes to financial statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

	AMERITAS RESEARCH PORTFOLIO		AMERITAS CORE STRATEGIES PORTFOLIO		PROFORMA ADJUSTMENTS		AMERITAS CORE STRATEGIES PORTFOLIO PROFORMA COMBINED
Equity Securities - 96.7%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace / Defense - 1.2%
Lockheed Martin Corp.	3,970	$188,853	-	-	-	-	3,970	$188,853
		188,853		-		-		188,853

Banks - Major Regional - 4.7%
Bank One Corp.	3,090	114,886	-	-	-	-	3,090	114,886
FleetBoston Financial Corp.	5,230	155,383	-	-	-	-	5,230	155,383
Mellon Financial Corp.	7,430	206,183	-	-	-	-	7,430	206,183
SouthTrust Corp.	1,220	33,184	-	-	-	-	1,220	33,184
Suntrust Banks, Inc.	4,260	252,788	-	-	-	-	4,260	252,788
		762,424		-		-		762,424

Banks - Money Center - 2.3%
Bank of America Corp.	4,750	375,393	-	-	-	-	4,750	375,393

Banks - Regional - 0.9%
Banknorth Group, Inc.	2,970	75,794	-	-	-	-	2,970	75,794
TCF Financial Corp.	1,800	71,712	-	-	-	-	1,800	71,712
		147,506		-		-		147,506

Beverages - Alcoholic - 0.9%
Anheuser-Busch Co.'s, Inc.	2,770	141,408	-	-	-	-	2,770	141,408

Beverages - Non-alcoholic - 2.1%
Pepsico, Inc.	7,720	343,540	-	-	-	-	7,720	343,540
		343,540		-		-		343,540

Biotechnology - 4.2%
Amgen, Inc.*	4,400	294,712	-	-	-	-	4,400	294,712
Genentech, Inc.*	3,300	237,996	-	-	-	-	3,300	237,996
Genzyme Corp - General Division*	3,370	140,866	-	-	-	-	3,370	140,866
		673,574		-		-		673,574

Broadcast - Television, Radio, & Cable - 1.7%
Clear Channel Communications, Inc.*	2,200	93,258	-	-	-	-	2,200	93,258
Echostar Communications Corp.*	5,070	175,523	-	-	-	-	5,070	175,523
		268,781		-		-		268,781

Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,150	47,840	-	-	-	-	1,150	47,840
Dow Chemical Co.	5,300	164,088	-	-	-	-	5,300	164,088
Lyondell Chemical Co.	2,800	37,884	-	-	-	-	2,800	37,884
Praxair, Inc.	910	54,691	-	-	-	-	910	54,691
		304,503		-		-		304,503

Computers - Peripherals - 0.0%
Seagate Technology, Inc. * (Escrow)	3,390	-	-	-	-	-	3,390	-
		-		-		-		-

Computers - Software & Services - 3.7%
Microsoft Corp.	14,380	368,272	-	-	-	-	14,380	368,272
Network Associates, Inc.*	3,990	50,593	-	-	-	-	3,990	50,593
Oracle Corp.*	5,980	71,880	-	-	-	-	5,980	71,880
Veritas Software Corp.*	3,540	101,492	-	-	-	-	3,540	101,492
		592,237		-		-		592,237

Consumer Finance - 0.2%
MBNA Corp.	1,660	34,594	-	-	-	-	1,660	34,594

Diversified Minerals - 1.5%
BHP Billiton plc (GBP)	28,400	149,746	-	-	-	-	28,400	149,746
Rio Tinto plc (GBP)	5,060	95,346	-	-	-	-	5,060	95,346
		245,092		-		-		245,092

Electric Companies - 1.5%
Dominion Resources, Inc.	825	53,023	-	-	-	-	825	53,023
PG&E Corp.*	1,900	40,185	-	-	-	-	1,900	40,185
Public Service Enterprise Group, Inc.	1,090	46,053	-	-	-	-	1,090	46,053
TXU Corp.	4,360	97,882	-	-	-	-	4,360	97,882
		237,143		-		-		237,143

Electronics - Instrument - 0.1%
Waters Corp.*	300	8,739	-	-	-	-	300	8,739

Electronics - Semiconductors - 1.3%
Analog Devices, Inc.*	1,785	62,154	-	-	-	-	1,785	62,154
STMicroelectronics N.V.	7,000	145,530	-	-	-	-	7,000	145,530
		207,684		-		-		207,684

Entertainment - 2.7%
AOL Time Warner, Inc.*	13,640	219,468	-	-	-	-	13,640	219,468
Viacom, Inc.*	4,912	214,458	-	-	-	-	4,912	214,458
		433,926		-		-		433,926

Equipment - Semiconductors - 0.4%
Novellus Systems, Inc.*	1,580	57,861	-	-	-	-	1,580	57,861
		57,861		-		-		57,861

Financial - Diversified - 8.8%
Citigroup, Inc.	14,696	628,989	-	-	-	-	14,696	628,989
Fannie Mae	5,730	386,431	-	-	-	-	5,730	386,431
Freddie Mac	4,070	206,634	-	-	-	-	4,070	206,634
Goldman Sachs Group, Inc.	2,380	199,325	-	-	-	-	2,380	199,325
		1,421,379		-		-		1,421,379

Foods - 1.6%
Kellogg Co.	4,160	142,979	-	-	-	-	4,160	142,979
Nestle S.A. (CHF)	365	75,479	-	-	-	-	365	75,479
Unilever plc	5,000	39,876	-	-	-	-	5,000	39,876
		258,334		-		-		258,334

Gaming, Lottery, & Parimutual - 0.4%
MGM MIRAGE*	1,700	58,106	-	-	-	-	1,700	58,106

Healthcare - Diversified - 7.9%
Abbott Laboratories, Inc.	11,000	481,360	-	-	-	-	11,000	481,360
Johnson & Johnson	7,900	408,430	-	-	-	-	7,900	408,430
Wyeth	8,400	382,620	-	-	-	-	8,400	382,620
		1,272,410		-		-		1,272,410

Healthcare - Drug - Major Pharmaceutical - 4.4%
Pfizer, Inc.	10,995	375,479	-	-	-	-	10,995	375,479
Schering-Plough Corp.	18,010	334,986	-	-	-	-	18,010	334,986
		710,465		-		-		710,465

Healthcare - Hospital Management - 0.9%
Tenet Healthcare Corp.*	12,100	140,965	-	-	-	-	12,100	140,965
		140,965		-		-		140,965

Healthcare - Medical Products & Supplies - 1.2%
Baxter International, Inc.	3,600	93,600	-	-	-	-	3,600	93,600
Guidant Corp.	2,200	97,658	-	-	-	-	2,200	97,658
		191,258		-		-		191,258

Healthcare - Special Services - 0.2%
Lincare Holdings, Inc.*	990	31,195	-	-	-	-	990	31,195
		31,195		-		-		31,195

Household Products - Non-Durable - 2.0%
Procter & Gamble Co.	3,570	318,373	-	-	-	-	3,570	318,373
		318,373		-		-		318,373

Housewares - 0.3%
Newell Rubbermaid, Inc.	1,900	53,200	-	-	-	-	1,900	53,200

Insurance - Life & Health - 0.7%
Metlife, Inc.	4,180	118,378	-	-	-	-	4,180	118,378

Insurance - Multi-Line - 0.7%
Willis Group Holdings Ltd *	3,660	112,545	-	-	-	-	3,660	112,545
		112,545		-		-		112,545

Insurance - Property & Casuality - 4.2%
ACE Ltd.	5,040	172,822	-	-	-	-	5,040	172,822
Chubb Corp.	1,600	96,000	-	-	-	-	1,600	96,000
St. Paul Co.'s, Inc.	3,060	111,721	-	-	-	-	3,060	111,721
Travelers Property Casualty Corp.:
Class A	4,372	69,515	-	-	-	-	4,372	69,515
Class B	6,117	96,465	-	-	-	-	6,117	96,465
XL Capital Ltd.	1,690	140,270	-	-	-	-	1,690	140,270
		686,793		-		-		686,793

Investment Banking / Brokerage - 1.3%
Merrill Lynch & Co., Inc.	4,460	208,193	-	-	-	-	4,460	208,193
		208,193		-		-		208,193

Lodging - Hotels - 0.6%
Hilton Hotels Corp.	4,070	52,055	-	-	-	-	4,070	52,055
Starwood Hotels & Resorts Worldwide, Inc.	1,680	48,031	-	-	-	-	1,680	48,031
		100,086		-		-		100,086

Machinery - Diversified - 0.5%
Deere & Co.	1,890	86,373	-	-	-	-	1,890	86,373

Manufacturing - Diversified - 1.6%
3M Co.	1,140	147,037	-	-	-	-	1,140	147,037
American Standard Co.'s*	500	36,965	-	-	-	-	500	36,965
Tyco International Ltd.	3,900	74,022	-	-	-	-	3,900	74,022
		258,024		-		-		258,024

Natural Gas - 0.2%
Equitable Resources, Inc.	830	33,814	-	-	-	-	830	33,814

Oil - Domestic Integrated - 0.7%
ConocoPhillips	2,080	113,984	-	-	-	-	2,080	113,984

Oil - International Integrated - 5.2%
BP plc	10,175	70,679	-	-	-	-	10,175	70,679
EnCana Corp.	2,000	76,740	-	-	-	-	2,000	76,740
EnCana Corp. (CAD)	3,200	122,028	-	-	-	-	3,200	122,028
Exxon Mobil Corp.	13,018	467,476	-	-	-	-	13,018	467,476
TotalFinaElf S.A. (EUR)*	700	105,961	-	-	-	-	700	105,961
		842,884		-		-		842,884

Oil & Gas - Drilling & Equipment - 1.4%
Halliburton Co.	2,500	57,500	-	-	-	-	2,500	57,500
Noble Corp.*	1,900	65,170	-	-	-	-	1,900	65,170
Schlumberger, Ltd.	2,180	103,703	-	-	-	-	2,180	103,703
		226,373		-		-		226,373

Oil & Gas - Exploration & Production - 0.7%
Devon Energy Corp.	550	29,370	-	-	-	-	550	29,370
Talisman Energy, Inc.	1,900	86,188	-	-	-	-	1,900	86,188
		115,558		-		-		115,558

Oil & Gas - Refining & Marketing - 0.4%
GlobalSantaFe Corp.	3,000	70,020	-	-	-	-	3,000	70,020
		70,020		-		-		70,020

Paper & Forest Products - 2.5%
Bowater, Inc.	990	37,076	-	-	-	-	990	37,076
International Paper Co.	5,350	191,156	-	-	-	-	5,350	191,156
Smurfit-Stone Container Corp.*	13,780	179,553	-	-	-	-	13,780	179,553
		407,785		-		-		407,785

Publishing - Newspapers - 1.2%
New York Times Co.	1,590	72,345	-	-	-	-	1,590	72,345
Tribune Co.	2,490	120,267	-	-	-	-	2,490	120,267
		192,612		-		-		192,612

Railroads - 0.5%
Union Pacific Corp.	1,300	75,426	-	-	-	-	1,300	75,426
		75,426		-		-		75,426

Restaurants - 0.7%
CEC Entertainment, Inc.*	1,190	43,947	-	-	-	-	1,190	43,947
Yum! Brands, Inc.*	2,580	76,265	-	-	-	-	2,580	76,265
		120,212		-		-		120,212

Retail - Building Supplies - 1.9%
Home Depot, Inc.	9,220	305,366	-	-	-	-	9,220	305,366
		305,366		-		-		305,366

Retail - Department Stores - 0.7%
Kohls Corp.*	2,090	107,384	-	-	-	-	2,090	107,384

Retail - Drug Stores - 0.5%
Caremark Rx, Inc.*	1,500	38,520	-	-	-	-	1,500	38,520
Walgreen Co.	1,580	47,558	-	-	-	-	1,580	47,558
		86,078		-		-		86,078

Retail - Food Chains - 0.7%
Kroger Co.*	7,200	120,096	-	-	-	-	7,200	120,096

Retail - General Merchandise - 4.0%
Target Corp.	5,900	223,256	-	-	-	-	5,900	223,256
Wal-Mart Stores, Inc.	8,010	429,897	-	-	-	-	8,010	429,897
		653,153		-		-		653,153

Savings & Loan Companies - 0.5%
Charter One Financial, Inc.	2,495	77,794	-	-	-	-	2,495	77,794

Services - Advertising / Marketing - 0.4%
Lamar Advertising Co.*	1,790	63,026	-	-	-	-	1,790	63,026
		63,026		-		-		63,026

Services - Commercial & Consumer - 0.1%
Getty Images, Inc.*	600	24,780	-	-	-	-	600	24,780
		24,780		-		-		24,780

Services - Computer Systems - 0.6%
Sungard Data Systems, Inc.*	3,870	100,272	-	-	-	-	3,870	100,272

Telecommunications - Cell / Wireless - 0.5%
Sprint Corp. - PCS Group*	14,900	85,675	-	-	-	-	14,900	85,675
		85,675		-		-		85,675

Telephone - 2.4%
CenturyTel, Inc.	1,300	45,305	-	-	-	-	1,300	45,305
Verizon Communications, Inc.	8,850	349,132	-	-	-	-	8,850	349,132
		394,437		-		-		394,437

Textiles - Apparel - 0.3%
Liz Claiborne, Inc.	1,290	45,472	-	-	-	-	1,290	45,472

Tobacco - 2.0%
Altria Group, Inc.	7,130	323,987	-	-	-	-	7,130	323,987

Total Equity Securities (Cost $14,882,898)		15,635,523		-		-		15,635,523

	Principal		Principal		Principal		Principal
U.S. Government Agencies and Instrumentalities - 4.0%	Amount		Amount		Amount		Amount
Federal Home Loan Bank Discount Notes, 7/1/03	$647,000	647,000	-	-	-	-	$647,000	647,000

Total U.S. Government Agencies and Instrumentalities (Cost $647,000)		647,000		-		-		647,000

TOTAL INVESTMENTS (Cost $15,529,898) - 100.7%		16,282,523		-		-		16,282,523
Other assets and liabilities, net - (0.7%)		(118,961)		-		-		(118,961)
NET ASSETS - 100%		$16,163,562		-		-		$16,163,562

* Non-income producing

Abbreviation:
ADR: American Depository Receipt
(CAD) Security is valued in Canadian Dollars.
(CHF) Security is valued in Swiss Francs.
(EUR) Security is valued in European Euros.
(GBP) Security is valued in Great British Pounds.

See notes to schedules of investments and notes to financial statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

	AMERITAS GROWTH WITH INCOME PORTFOLIO		AMERITAS CORE STRATEGIES PORTFOLIO		PROFORMA ADJUSTMENTS		AMERITAS CORE STRATEGIES PORTFOLIO PROFORMA COMBINED
Equity Securities - 97.2%	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Aerospace / Defense - 1.0%
Lockheed Martin Corp.	2,250	$107,033	-	-	-	-	2,250	$107,033
Northrop Grumman Corp.	650	56,088	-	-	-	-	650	56,088
		163,121		-		-		163,121

Agricultural Products - 0.3%
Archer-Daniels-Midland Co.	3,360	43,243	-	-	-	-	3,360	43,243

Air Freight - 1.85%
FedEx Corp.	2,560	158,797	-	-	-	-	2,560	158,797
United Parcel Service, Inc.	2,070	131,859	-	-	-	-	2,070	131,859
		290,656		-		-		290,656

Automobiles - 0.8%
Bayerische Motoren Werke AG (EUR)	2,300	88,627	-	-	-	-	2,300	88,627
Porsche AG (EUR)	97	41,171	-	-	-	-	97	41,171
		129,798		-		-		129,798

Banks - Major Regional - 4.9%
Bank One Corp.	5,100	189,618	-	-	-	-	5,100	189,618
Mellon Financial Corp.	1,700	47,175	-	-	-	-	1,700	47,175
Suntrust Banks, Inc.	1,380	81,889	-	-	-	-	1,380	81,889
US Bancorp	6,030	147,735	-	-	-	-	6,030	147,735
Wells Fargo & Co.	6,940	349,776	-	-	-	-	6,940	349,776
		816,193		-		-		816,193

Banks - Money Center - 1.0%
Bank of America Corp.	2,190	173,076	-	-	-	-	2,190	173,076

Beverages - Alcoholic - 0.5%
Anheuser-Busch Co.'s, Inc.	1,720	87,806	-	-	-	-	1,720	87,806

Beverages - Non-alcoholic - 1.6%
Pepsico, Inc.	6,038	268,691	-	-	-	-	6,038	268,691
		268,691		-		-		268,691

Biotechnology - 2.1%
Amgen, Inc.*	3,280	219,694	-	-	-	-	3,280	219,694
Genentech, Inc.*	1,770	127,652	-	-	-	-	1,770	127,652
		347,346		-		-		347,346

Broadcast - Television, Radio, & Cable - 2.1%
Clear Channel Communications, Inc.*	3,730	158,115	-	-	-	-	3,730	158,115
Comcast Corp. Class A*	2,103	63,469	-	-	-	-	2,103	63,469
COX Communications, Inc.*	1,380	44,022	-	-	-	-	1,380	44,022
Echostar Communications Corp.*	1,080	37,390	-	-	-	-	1,080	37,390
Liberty Media Corp.*	3,460	39,998	-	-	-	-	3,460	39,998
		342,994		-		-		342,994

Chemicals - 2.3%
Air Products & Chemicals, Inc.	1,350	56,160	-	-	-	-	1,350	56,160
Novartis AG (CHF)	5,090	201,853	-	-	-	-	5,090	201,853
Praxair, Inc.	2,170	130,417	-	-	-	-	2,170	130,417
		388,430		-		-		388,430

Chemicals - Diversified - 0.8%
PPG Industries, Inc.	2,480	125,835	-	-	-	-	2,480	125,835

Computers - Hardware - 2.4%
Hewlett-Packard Co.	2,119	45,135	-	-	-	-	2,119	45,135
International Business Machines Corp.	4,170	344,025	-	-	-	-	4,170	344,025
Juniper Networks, Inc.*	1,190	14,720	-	-	-	-	1,190	14,720
		403,880		-		-		403,880

Computers - Networking - 1.6%
Cisco Systems, Inc.*	16,340	271,081	-	-	-	-	16,340	271,081

Computers - Software & Services - 5.3%
Accenture Ltd*	6,760	122,288	-	-	-	-	6,760	122,288
BEA Systems, Inc.*	1,480	16,073	-	-	-	-	1,480	16,073
Microsoft Corp.	19,310	494,529	-	-	-	-	19,310	494,529
Oracle Corp.*	13,270	159,505	-	-	-	-	13,270	159,505
Veritas Software Corp.*	3,110	89,164	-	-	-	-	3,110	89,164
		881,559		-		-		881,559

Consumer Finance - 0.2%
MBNA Corp.	1,870	38,971	-	-	-	-	1,870	38,971

Distributors - Food & Health - 0.6%
AmerisourceBergen Corp.	1,440	99,864	-	-	-	-	1,440	99,864
		99,864		-		-		99,864

Electric Companies - 2.3%
Dominion Resources, Inc.	710	45,632	-	-	-	-	710	45,632
Exelon Corp.	2,000	119,620	-	-	-	-	2,000	119,620
PG&E Corp.*	2,200	46,530	-	-	-	-	2,200	46,530
TXU Corp.	6,810	152,884	-	-	-	-	6,810	152,884
Wisconsin Energy Corp.	700	20,300	-	-	-	-	700	20,300
		384,966		-		-		384,966

Electrical Equipment - 2.8%
Emerson Electric Co.	1,180	60,298	-	-	-	-	1,180	60,298
General Electric Co.	12,960	371,693	-	-	-	-	12,960	371,693
Rockwell Automation, Inc.	1,480	35,283	-	-	-	-	1,480	35,283
		467,274		-		-		467,274

Electronics - Semiconductors - 2.0%
Analog Devices, Inc.*	3,860	134,405	-	-	-	-	3,860	134,405
Microchip Technology, Inc.	4,040	98,980	-	-	-	-	4,040	98,980
STMicroelectronics N.V.	2,420	50,312	-	-	-	-	2,420	50,312
Texas Instruments, Inc.	2,300	40,480	-	-	-	-	2,300	40,480
		324,177		-		-		324,177

Entertainment - 3.4%
AOL Time Warner, Inc.*	12,810	206,113	-	-	-	-	12,810	206,113
Viacom, Inc.*	6,705	292,740	-	-	-	-	6,705	292,740
Walt Disney Co.	3,030	59,843	-	-	-	-	3,030	59,843
		558,696		-		-		558,696

Equipment - Semiconductors - 0.2%
Novellus Systems, Inc.*	940	34,424	-	-	-	-	940	34,424
		34,424		-		-		34,424

Financial - Diversified - 8.1%
Citigroup, Inc.	11,996	513,429	-	-	-	-	11,996	513,429
Fannie Mae	6,010	405,314	-	-	-	-	6,010	405,314
Freddie Mac	2,990	151,802	-	-	-	-	2,990	151,802
Goldman Sachs Group, Inc.	1,710	143,213	-	-	-	-	1,710	143,213
J.P. Morgan Chase & Co.	1,180	40,332	-	-	-	-	1,180	40,332
SLM Corp.	1,470	57,580	-	-	-	-	1,470	57,580
State Street Corp.	900	35,460	-	-	-	-	900	35,460
		1,347,130		-		-		1,347,130

Foods - 0.9%
Kellogg Co.	1,160	39,869	-	-	-	-	1,160	39,869
Nestle S.A. (CHF)	287	59,349	-	-	-	-	287	59,349
Unilever N.V. (ADR)	800	43,200	-	-	-	-	800	43,200
		142,418		-		-		142,418

Healthcare - Diversified - 3.9%
Abbott Laboratories, Inc.	1,940	84,894	-	-	-	-	1,940	84,894
Johnson & Johnson	6,840	353,628	-	-	-	-	6,840	353,628
Wyeth	4,440	202,242	-	-	-	-	4,440	202,242
		640,764		-		-		640,764

Healthcare - Drug - Major Pharmaceutical - 5.1%
AstraZeneca plc (ADR)	2,160	88,063	-	-	-	-	2,160	88,063
AstraZeneca plc (GBP)	490	19,681	-	-	-	-	490	19,681
Forest Laboratories, Inc.*	790	43,253	-	-	-	-	790	43,253
Pfizer, Inc.	14,625	499,444	-	-	-	-	14,625	499,444
Schering-Plough Corp.	10,780	200,508	-	-	-	-	10,780	200,508
		850,949		-		-		850,949

Healthcare - Hospital Management - 0.8%
Tenet Healthcare Corp.*	10,890	126,869	-	-	-	-	10,890	126,869
		126,869		-		-		126,869

Healthcare - Managed Care - 0.2%
Wellpoint Health Networks, Inc.*	400	33,720	-	-	-	-	400	33,720
		33,720		-		-		33,720

Healthcare - Medical Products & Supplies - 1.2%
Advanced Medical Optics, Inc.*	1	17	-	-	-	-	1	17
Baxter International, Inc.	2,880	74,880	-	-	-	-	2,880	74,880
Guidant Corp.	1,490	66,141	-	-	-	-	1,490	66,141
Medtronic, Inc.	1,080	51,808	-	-	-	-	1,080	51,808
		192,846		-		-		192,846

Household Products - Non-Durable - 2.5%
Kimberly-Clark Corp.	2,700	140,778	-	-	-	-	2,700	140,778
Procter & Gamble Co.	2,740	244,353	-	-	-	-	2,740	244,353
Reckitt Benckiser plc (GBP)	1,160	21,321	-	-	-	-	1,160	21,321
		406,452		-		-		406,452

Housewares - 0.3%
Newell Rubbermaid, Inc.	1,500	42,000	-	-	-	-	1,500	42,000

Insurance - Life & Health - 0.8%
Metlife, Inc.	4,580	129,706	-	-	-	-	4,580	129,706

Insurance - Multi-Line - 0.9%
American International Group, Inc.	1,710	94,358	-	-	-	-	1,710	94,358
Hartford Financial Services, Inc.	1,080	54,389	-	-	-	-	1,080	54,389
		148,747		-		-		148,747

Insurance - Property & Casuality - 2.4%
Allstate Corp.	1,070	38,145	-	-	-	-	1,070	38,145
Chubb Corp.	1,200	72,000	-	-	-	-	1,200	72,000
St. Paul Co.'s, Inc.	2,680	97,847	-	-	-	-	2,680	97,847
Travelers Property Casualty Corp.:
Class A	5,131	81,583	-	-	-	-	5,131	81,583
Class B	1,970	31,067	-	-	-	-	1,970	31,067
XL Capital Ltd.	850	70,550	-	-	-	-	850	70,550
		391,192		-		-		391,192

Insurance Brokers - 0.5%
Marsh & McLennan Co.'s	1,610	82,223	-	-	-	-	1,610	82,223
		82,223		-		-		82,223

Investment Banking / Brokerage - 0.7%
Merrill Lynch & Co., Inc.	2,510	117,167	-	-	-	-	2,510	117,167
		117,167		-		-		117,167

Lodging - Hotels - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,280	36,595	-	-	-	-	1,280	36,595
		36,595		-		-		36,595

Machinery - Diversified - 0.2%
Deere & Co.	780	35,646	-	-	-	-	780	35,646

Manufacturing - Diversified - 2.1%
3M Co.	1,265	163,160	-	-	-	-	1,265	163,160
American Standard Co.'s*	300	22,179	-	-	-	-	300	22,179
Illinois Tool Works, Inc.	810	53,338	-	-	-	-	810	53,338
ITT Industries, Inc.	600	39,276	-	-	-	-	600	39,276
Tyco International Ltd.	3,650	69,277	-	-	-	-	3,650	69,277
		347,230		-		-		347,230

Oil - Domestic Integrated - 0.3%
ConocoPhillips	790	43,292	-	-	-	-	790	43,292

Oil - International Integrated - 4.5%
BP plc	1,512	63,534	-	-	-	-	1,512	63,534
EnCana Corp.	2,970	113,959	-	-	-	-	2,970	113,959
EnCana Corp. (CAD)	1,280	48,812	-	-	-	-	1,280	48,812
Exxon Mobil Corp.	12,574	451,532	-	-	-	-	12,574	451,532
Total S.A.	890	67,462	-	-	-	-	890	67,462
		745,299		-		-		745,299

Oil & Gas - Drilling & Equipment - 1.8%
Baker Hughes, Inc.	3,370	113,131	-	-	-	-	3,370	113,131
Noble Corp.*	1,280	43,904	-	-	-	-	1,280	43,904
Schlumberger, Ltd.	2,930	139,380	-	-	-	-	2,930	139,380
		296,415		-		-		296,415

Oil & Gas - Exploration & Production - 0.2%
Anadarko Petroleum Corp.	590	26,237	-	-	-	-	590	26,237
		26,237		-		-		26,237

Oil & Gas - Refining & Marketing - 0.1%
Transocean, Inc.*	890	19,553	-	-	-	-	890	19,553
		19,553		-		-		19,553

Paper & Forest Products - 1.0%
International Paper Co.	4,340	155,068	-	-	-	-	4,340	155,068
Smurfit-Stone Container Corp.*	1,370	17,851	-	-	-	-	1,370	17,851
		172,919		-		-		172,919

Personal Care - 0.2%
Gillette Co.	1,170	37,276	-	-	-	-	1,170	37,276
		37,276		-		-		37,276

Publishing - 1.0%
McGraw-Hill Co.'s, Inc.	1,210	75,020	-	-	-	-	1,210	75,020
Reed Elsevier plc (GBP)	10,890	90,765	-	-	-	-	10,890	90,765
		165,785		-		-		165,785

Publishing - Newspapers - 2.7%
Gannett Co., Inc.	2,610	200,474	-	-	-	-	2,610	200,474
New York Times Co.	3,400	154,700	-	-	-	-	3,400	154,700
Tribune Co.	2,000	96,600	-	-	-	-	2,000	96,600
		451,774		-		-		451,774

Railroads - 1.2%
Canadian National Railway Co.	2,137	103,132	-	-	-	-	2,137	103,132
Union Pacific Corp.	1,650	95,733	-	-	-	-	1,650	95,733
		198,865		-		-		198,865

Restaurants - 0.1%
McDonald's Corp.	1,100	24,266	-	-	-	-	1,100	24,266
		24,266		-		-		24,266

Retail - Building Supplies - 2.1%
Home Depot, Inc.	8,960	296,755	-	-	-	-	8,960	296,755
Lowe's Co.'s, Inc.	1,020	43,809	-	-	-	-	1,020	43,809
		340,564		-		-		340,564

Retail - Department Stores - 0.4%
Kohls Corp.*	1,200	61,656	-	-	-	-	1,200	61,656

Retail - Drug Stores - 0.9%
CVS Corp.	5,580	156,407	-	-	-	-	5,580	156,407
		156,407		-		-		156,407

Retail - Food Chains - 0.8%
Kroger Co.*	8,390	139,945	-	-	-	-	8,390	139,945

Retail - General Merchandise - 3.5%
Sears, Roebuck & Co.	680	22,875	-	-	-	-	680	22,875
Target Corp.	1,930	73,031	-	-	-	-	1,930	73,031
Wal-Mart Stores, Inc.	8,950	480,347	-	-	-	-	8,950	480,347
		576,253		-		-		576,253

Savings & Loan Companies - 0.3%
Charter One Financial, Inc.	1,511	47,113	-	-	-	-	1,511	47,113

Services - Commercial & Consumer - 0.5%
Aramark Corp.*	1,180	26,456	-	-	-	-	1,180	26,456
Cendant Corp.*	2,960	54,227	-	-	-	-	2,960	54,227
		80,683		-		-		80,683

Services - Data Processing - 0.7%
Automatic Data Processing, Inc.	1,190	40,293	-	-	-	-	1,190	40,293
First Data Corp.	1,950	80,808	-	-	-	-	1,950	80,808
		121,101		-		-		121,101

Telecommunications - Cell / Wireless - 0.5%
AT&T Wireless Services, Inc.*	4,500	36,945	-	-	-	-	4,500	36,945
Sprint Corp. - PCS Group*	2,980	17,135	-	-	-	-	2,980	17,135
Vodafone Group plc. (ADR)	1,405	27,608	-	-	-	-	1,405	27,608
		81,688		-		-		81,688

Telephone - 2.0%
Bellsouth Corp.	5,230	139,275	-	-	-	-	5,230	139,275
Verizon Communications, Inc.	4,810	189,754	-	-	-	-	4,810	189,754
		329,029		-		-		329,029

Tobacco - 1.6%
Altria Group, Inc.	5,805	263,779	-	-	-	-	5,805	263,779

Total Equity Securities (Cost $15,691,478)		16,093,634		-		-		16,093,634

	Principal		Principal		Principal		Principal
U.S. Government Agencies and Instrumentalities - 3.6%	Amount		Amount		Amount		Amount
Federal Home Loan Bank Discount Notes, 7/1/03	$587,000	587,000	-	-	-	-	$587,000	587,000

Total U.S. Government Agencies and Instrumentalities (Cost $587,000)		587,000		-		-		587,000

TOTAL INVESTMENTS (Cost $16,278,478) - 100.8%		16,680,634		-		-		16,680,634
Other assets and liabilities, net - (0.8%)		(128,639)		-		-		(128,639)
NET ASSETS - 100%		$16,551,995		-		-		$16,551,995

* Non-income producing

Abbreviation:
ADR: American Depository Receipt
(CAD) Security is valued in Canadian Dollars.
(CHF) Security is valued in Swiss Francs.
(EUR) Security is valued in European Euros.
(GBP) Security is valued in Great British Pounds.

See notes to schedules of investments and notes to financial statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES									Ameritas
DECEMBER 31, 2002 (UNAUDITED)									Core Strategies
	Ameritas		Ameritas		Ameritas Growth		Ameritas		Portfolio
	Emerging Growth		Research		With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$30,823,060		$15,717,626		$16,826,241		-	-	$63,366,927
(Cost $34,157,608, $17,004,696, $18,325,862 and $0 respectively.)
Cash	10,502		4,744		3,801		-	-	19,047
Receivable for securities sold	95,546		99,864		11,241		-	-	206,651
Receivable for shares sold	6,823		-		4,933		-	-	11,756
Interest and dividends receivable	21,022		25,102		22,601		-	-	68,725
Other assets	1,700		1,920		3,586		-	-	7,206
Total assets	30,958,653		15,849,256		16,872,403		-	-	63,680,312

LIABILITIES
Payable for securities purchased	230,079		136,773		23,531		-	-	390,383
Payable for shares redeemed	-		17,871		38,383		-	-	56,254
Payable to Ameritas Investment Corp.	19,990		7,978		10,447		-	-	38,415
Payable to Calvert Administrative Services Company	4,247		4,247		4,247		-	-	12,741
Accrued expenses and other liabilities	37,750		23,408		25,126		-	-	86,284
Total liabilities	292,066		190,277		101,734		-	-	584,077
NET ASSETS	$30,666,587		$15,658,979		$16,770,669		-	-	$63,096,235

NET ASSETS
Paid-in capital applicable to 2,613,670, 1,284,009, 1,227,152	$82,698,476		$28,005,625		$26,243,302		-	-	$136,947,403
and 0 shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth,
Research, Growth With Income and Core Strategies Portfolios,
respectively.
Undistributed net investment income	-		41,744		50,578		-	-	92,322
Accumulated net realized gain (loss) on investments	(48,697,452)		(11,101,624)		(8,024,212)		-	-	(67,823,288)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	(3,334,437)		(1,286,766)		(1,498,999)		-	-	(6,120,202)
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$30,666,587		$15,658,979		$16,770,669		-	-	$63,096,235

NET ASSETS	$30,666,587		$15,658,979		$16,770,669		-		$63,096,235
SHARES OUTSTANDING	2,613,670	(1)	1,284,009	(1)	1,227,152	(1)	-	(918,415)	4,206,416	(1)
NET ASSET VALUE	$11.73		$12.20		$13.67		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,044,439, 1,043,932 and 1,118,045 shares issued to shareholders of the
Emerging Growth, Research, and Growth With Income Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS										Ameritas
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)										Core Strategies
	Ameritas		Ameritas		Ameritas Growth		Ameritas			Portfolio
	Emerging Growth		Research		With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$21,617		$11,399		$7,740		-	-		$40,756
Dividend income (net of foreign taxes withheld of $2,068, $2,165	211,218		257,001		295,097		-	-		763,316
and $2,332 for Emerging Growth, Research and Growth With							-	-
Income Portfolios, respectively)
Total investment income	232,835		268,400		302,837		-	-		804,072

Expenses:
Investment advisory fee	319,166		145,003		155,117		-	-		619,286
Transfer agency fees and expenses	11,869		11,886		12,234		-	(23,553)	1	12,436
Directors' fees and expenses	3,950		1,951		2,056		-	(2,783)	2	5,174
Administrative fees	50,000		50,000		50,000		-	(100,000)	3	50,000
Accounting fees	23,610		18,905		19,142		-	(40,268)	4	21,389
Custodian fees	142,588		69,015		95,635		-	(193,637)	5	113,601
Professional fees	12,921		12,801		10,859		-	(24,081)	6	12,500
Reports to shareholders	4,038		2,905		3,270		-	22,816	7	33,029
Miscellaneous	8,166		3,202		3,657		-	(9,151)	8	5,874
Total expenses	576,308		315,668		351,970		-	(370,657)		873,289
Reimbursement from Advisor	(170,103)		(127,875)		(145,535)		-	362,519	9	(80,994)
Fees paid indirectly	(1,928)		(2,189)		(3,749)		-	-		(7,866)
Net expenses	404,277		185,604		202,686		-	(8,138)		784,429

NET INVESTMENT INCOME (LOSS)	(171,442)		82,796		100,151		-	8,138		19,643

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(16,080,476)		(5,084,432)		(3,384,276)		-	-		(24,549,184)
Foreign currency transactions	(2,935)		1,210		808		-	-		(917)
	(16,083,411)		(5,083,222)		(3,383,468)		-	-		(24,550,101)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	(3,027,112)		(700,606)		(2,011,622)		-	-		(5,739,340)
Assets and liabilities denominated in foreign currencies	76		239		558		-	-		873
	(3,027,036)		(700,367)		(2,011,064)		-	-		(5,738,467)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,110,447)		(5,783,589)		(5,394,532)		-	-		(30,288,568)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($19,281,889)		($5,700,793)		($5,294,381)		-	$8,138		($30,268,925)

AVERAGE NET ASSETS	42,555,473		19,333,769		20,682,271		-	-		82,571,513
RATIO OF TOTAL EXP TO AVG N/A	1.35%		1.63%		1.70%		-	-		1.06%
RATIO OF NET EXP TO AVG N/A	0.95%		0.96%		0.98%		-	-		0.95%	9

* For the year ended December 31, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002. In addition, the expenses do not include the cost of merging the three funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 To reflect the expected Shareholder Report Printing and Postage Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES							Ameritas
DECEMBER 31, 2002 (UNAUDITED)							Core Strategies
	Ameritas		Ameritas		Ameritas		Portfolio
	Emerging Growth		Research		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$30,823,060		$15,717,626		-	-	$46,540,686
(Cost $34,157,608, $17,004,696 and $0 respectively.)
Cash	10,502		4,744		-	-	15,246
Receivable for securities sold	95,546		99,864		-	-	195,410
Receivable for shares sold	6,823		-		-	-	6,823
Interest and dividends receivable	21,022		25,102		-	-	46,124
Other assets	1,700		1,920		-	-	3,620
Total assets	30,958,653		15,849,256		-	-	46,807,909

LIABILITIES
Payable for securities purchased	230,079		136,773		-	-	366,852
Payable for shares redeemed	-		17,871		-	-	17,871
Payable to Ameritas Investment Corp.	19,990		7,978		-	-	27,968
Payable to Calvert Administrative Services Company	4,247		4,247		-	-	8,494
Accrued expenses and other liabilities	37,750		23,408		-	-	61,158
Total liabilities	292,066		190,277		-	-	482,343
NET ASSETS	$30,666,587		$15,658,979		-	-	$46,325,566

NET ASSETS
Paid-in capital applicable to 2,613,670, 1,284,009 and 0	$82,698,476		$28,005,625		-	-	$110,704,101
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth,
Research, and Core Strategies Portfolios, respectively.
Undistributed net investment income	-		41,744		-	-	41,744
Accumulated net realized gain (loss) on investments	(48,697,452)		(11,101,624)		-	-	(59,799,076)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	(3,334,437)		(1,286,766)		-	-	(4,621,203)
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$30,666,587		$15,658,979		-	-	$46,325,566

NET ASSETS	$30,666,587		$15,658,979		-		$46,325,566
SHARES OUTSTANDING	2,613,670	(1)	1,284,009	(1)	-	(809,308)	3,088,371	(1)
NET ASSET VALUE	$11.73		$12.20		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,044,439 and 1,043,932 shares issued to shareholders of the
Emerging Growth and Research Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS								Ameritas
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)								Core Strategies
	Ameritas		Ameritas		Ameritas			Portfolio
	Emerging Growth		Research		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$21,617		$11,399		-	-		$33,016
Dividend income (net of foreign taxes withheld of $2,068 and	211,218		257,001		-	-		468,219
$2,165 for Emerging Growth and Research Portfolios,					-	-
respectively)
Total investment income	232,835		268,400		-	-		501,235

Expenses:
Investment advisory fee	319,166		145,003		-	-		464,169
Transfer agency fees and expenses	11,869		11,886		-	(11,319)	1	12,436
Directors' fees and expenses	3,950		1,951		-	(727)	2	5,174
Administrative fees	50,000		50,000		-	(50,000)	3	50,000
Accounting fees	23,610		18,905		-	(20,375)	4	22,140
Custodian fees	142,588		69,015		-	(91,999)	5	119,604
Professional fees	12,921		12,801		-	(13,222)	6	12,500
Reports to shareholders	4,038		2,905		-	17,813	7	24,756
Miscellaneous	8,166		3,202		-	(4,753)	8	6,615
Total expenses	576,308		315,668		-	(174,582)		717,394
Reimbursement from Advisor	(170,103)		(127,875)		-	172,649	9	(125,329)
Fees paid indirectly	(1,928)		(2,189)		-	-		(4,117)
Net expenses	404,277		185,604		-	(1,933)		587,948

NET INVESTMENT INCOME (LOSS)	(171,442)		82,796		-	1,933		(86,713)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(16,080,476)		(5,084,432)		-	-		(21,164,908)
Foreign currency transactions	(2,935)		1,210		-	-		(1,725)
	(16,083,411)		(5,083,222)		-	-		(21,166,633)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	(3,027,112)		(700,606)		-	-		(3,727,718)
Assets and liabilities denominated in foreign currencies	76		239		-	-		315
	(3,027,036)		(700,367)		-	-		(3,727,403)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,110,447)		(5,783,589)		-	-		(24,894,036)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($19,281,889)		($5,700,793)		-	$1,933		($24,980,749)

AVERAGE NET ASSETS	42,555,473		19,333,769		-	-		61,889,242
RATIO OF TOTAL EXP TO AVG N/A	1.35%		1.63%		-	-		1.16%
RATIO OF NET EXP TO AVG N/A	0.95%		0.96%		-	-		0.95%	9

* For the year ended December 31, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 To reflect the expected Shareholder Report Printing and Postage Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES							Ameritas
DECEMBER 31, 2002 (UNAUDITED)							Core Strategies
	Ameritas		Ameritas Growth		Ameritas		Portfolio
	Research		With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$15,717,626		$16,826,241		-	-	$32,543,867
(Cost $17,004,696, $18,325,862 and $0 respectively.)
Cash	4,744		3,801		-	-	8,545
Receivable for securities sold	99,864		11,241		-	-	111,105
Receivable for shares sold	-		4,933		-	-	4,933
Interest and dividends receivable	25,102		22,601		-	-	47,703
Other assets	1,920		3,586		-	-	5,506
Total assets	15,849,256		16,872,403		-	-	32,721,659

LIABILITIES
Payable for securities purchased	136,773		23,531		-	-	160,304
Payable for shares redeemed	17,871		38,383		-	-	56,254
Payable to Ameritas Investment Corp.	7,978		10,447		-	-	18,425
Payable to Calvert Administrative Services Company	4,247		4,247		-	-	8,494
Accrued expenses and other liabilities	23,408		25,126		-	-	48,534
Total liabilities	190,277		101,734		-	-	292,011
NET ASSETS	$15,658,979		$16,770,669		-	-	$32,429,648

NET ASSETS
Paid-in capital applicable to 1,284,009, 1,227,152 and 0	$28,005,625		$26,243,302		-	-	$54,248,927
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Research,
Growth With Income and Core Strategies Portfolios, respectively.
Undistributed net investment income	41,744		50,578		-	-	92,322
Accumulated net realized gain (loss) on investments	(11,101,624)		(8,024,212)		-	-	(19,125,836)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	(1,286,766)		(1,498,999)		-	-	(2,785,765)
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$15,658,979		$16,770,669		-	-	$32,429,648

NET ASSETS	$15,658,979		$16,770,669		-		$32,429,648
SHARES OUTSTANDING	1,284,009	(1)	1,227,152	(1)	-	(349,184)	2,161,977	(1)
NET ASSET VALUE	$12.20		$13.67		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 1,043,932 and 1,118,045 shares issued to shareholders of the
Research and Growth With Income Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS								Ameritas
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)								Core Strategies
	Ameritas		Ameritas Growth		Ameritas			Portfolio
	Research		With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$11,399		$7,740		-	-		$19,139
Dividend income (net of foreign taxes withheld of $2,165	257,001		295,097		-	-		552,098
and $2,332 for Research and Growth With					-	-
Income Portfolios, respectively)
Total investment income	268,400		302,837		-	-		571,237

Expenses:
Investment advisory fee	145,003		155,117		-	-		300,120
Transfer agency fees and expenses	11,886		12,234		-	(11,684)	1	12,436
Directors' fees and expenses	1,951		2,056		-	1,167	2	5,174
Administrative fees	50,000		50,000		-	(50,000)	3	50,000
Accounting fees	18,905		19,142		-	(19,020)	4	19,027
Custodian fees	69,015		95,635		-	(81,876)	5	82,774
Professional fees	12,801		10,859		-	(11,160)	6	12,500
Reports to shareholders	2,905		3,270		-	9,831	7	16,006
Miscellaneous	3,202		3,657		-	(3,422)	8	3,437
Total expenses	315,668		351,970		-	(166,164)		501,474
Reimbursement from Advisor	(127,875)		(145,535)		-	158,026	9	(115,384)
Fees paid indirectly	(2,189)		(3,749)		-	-		(5,938)
Net expenses	185,604		202,686		-	(8,138)		380,152

NET INVESTMENT INCOME (LOSS)	82,796		100,151		-	8,138		191,085

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(5,084,432)		(3,384,276)		-	-		(8,468,708)
Foreign currency transactions	1,210		808		-	-		2,018
	(5,083,222)		(3,383,468)		-	-		(8,466,690)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	(700,606)		(2,011,622)		-	-		(2,712,228)
Assets and liabilities denominated in foreign currencies	239		558		-	-		797
	(700,367)		(2,011,064)		-	-		(2,711,431)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,783,589)		(5,394,532)		-	-		(11,178,121)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($5,700,793)		($5,294,381)		-	$8,138		($10,987,036)

AVERAGE NET ASSETS	19,333,769		20,682,271		-	-		40,016,040
RATIO OF TOTAL EXP TO AVG N/A	1.63%		1.70%		-	-		1.25%
RATIO OF NET EXP TO AVG N/A	0.96%		0.98%		-	-		0.95%	9

* For the year ended December 31, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 To reflect the expected Shareholder Report Printing and Postage Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES							Ameritas
DECEMBER 31, 2002 (UNAUDITED)							Core Strategies
	Ameritas		Ameritas Growth		Ameritas		Portfolio
	Emerging Growth		With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$30,823,060		$16,826,241		-	-	$47,649,301
(Cost $34,157,608, $18,325,862 and $0 respectively.)
Cash	10,502		3,801		-	-	14,303
Receivable for securities sold	95,546		11,241		-	-	106,787
Receivable for shares sold	6,823		4,933		-	-	11,756
Interest and dividends receivable	21,022		22,601		-	-	43,623
Other assets	1,700		3,586		-	-	5,286
Total assets	30,958,653		16,872,403		-	-	47,831,056

LIABILITIES
Payable for securities purchased	230,079		23,531		-	-	253,610
Payable for shares redeemed	-		38,383		-	-	38,383
Payable to Ameritas Investment Corp.	19,990		10,447		-	-	30,437
Payable to Calvert Administrative Services Company	4,247		4,247		-	-	8,494
Accrued expenses and other liabilities	37,750		25,126		-	-	62,876
Total liabilities	292,066		101,734		-	-	393,800
NET ASSETS	$30,666,587		$16,770,669		-	-	$47,437,256

NET ASSETS
Paid-in capital applicable to 2,613,670, 1,227,152 and 0	$82,698,476		$26,243,302		-	-	$108,941,778
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth,
Growth With Income and Core Strategies Portfolios, respectively.
Undistributed net investment income	-		50,578		-	-	50,578
Accumulated net realized gain (loss) on investments	(48,697,452)		(8,024,212)		-	-	(56,721,664)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	(3,334,437)		(1,498,999)		-	-	(4,833,436)
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$30,666,587		$16,770,669		-	-	$47,437,256

NET ASSETS	$30,666,587		$16,770,669		-		$47,437,256
SHARES OUTSTANDING	2,613,670	(1)	1,227,152	(1)	-	(678,338)	3,162,484	(1)
NET ASSET VALUE	$11.73		$13.67		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,044,439 and 1,118,045 shares issued to shareholders of the
Emerging Growth and Growth With Income Portfolios, respectively.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS								Ameritas
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)								Core Strategies
	Ameritas		Ameritas Growth		Ameritas			Portfolio
	Emerging Growth		With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$21,617		$7,740		-	-		$29,357
Dividend income (net of foreign taxes withheld of $2,068	211,218		295,097		-	-		506,315
and $2,332 for Emerging Growth and Growth With					-	-
Income Portfolios, respectively)
Total investment income	232,835		302,837		-	-		535,672

Expenses:
Investment advisory fee	319,166		155,117		-	-		474,283
Transfer agency fees and expenses	11,869		12,234		-	(11,667)	1	12,436
Directors' fees and expenses	3,950		2,056		-	(832)	2	5,174
Administrative fees	50,000		50,000		-	(50,000)	3	50,000
Accounting fees	23,610		19,142		-	(20,603)	4	22,149
Custodian fees	142,588		95,635		-	(110,991)	5	127,232
Professional fees	12,921		10,859		-	(11,280)	6	12,500
Reports to shareholders	4,038		3,270		-	17,987	7	25,295
Miscellaneous	8,166		3,657		-	(5,132)	8	6,691
Total expenses	576,308		351,970		-	(192,518)		735,760
Reimbursement from Advisor	(170,103)		(145,535)		-	186,314	9	(129,324)
Fees paid indirectly	(1,928)		(3,749)		-	-		(5,677)
Net expenses	404,277		202,686		-	(6,204)		600,759

NET INVESTMENT INCOME (LOSS)	(171,442)		100,151		-	6,204		(65,087)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(16,080,476)		(3,384,276)		-	-		(19,464,752)
Foreign currency transactions	(2,935)		808		-	-		(2,127)
	(16,083,411)		(3,383,468)		-	-		(19,466,879)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	(3,027,112)		(2,011,622)		-	-		(5,038,734)
Assets and liabilities denominated in foreign currencies	76		558		-	-		634
	(3,027,036)		(2,011,064)		-	-		(5,038,100)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,110,447)		(5,394,532)		-	-		(24,504,979)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($19,281,889)		($5,294,381)		-	$6,204		($24,570,066)

AVERAGE NET ASSETS	42,555,473		20,682,271		-	-		63,237,744
RATIO OF TOTAL EXP TO AVG N/A	1.35%		1.70%		-	-		1.16%
RATIO OF NET EXP TO AVG N/A	0.95%		0.98%		-	-		0.95%	9

* For the year ended December 31, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1 To reflect the expected Transfer Agency fees for the Portfolio.

2  To reflect the expected Director's fees and expenses for the Portfolio.  The fee is based upon each Director who is not affiliated with the Advisor receiving a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards.  Director's fees are allocated to each of the portfolios served.

3 To reflect an Administrative Service Fee of 0.05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio.

4 To reflect the Accounting Fees expected to be incurred in the Portfolio.

5  To reflect the expected Custodian Fees for the Portfolio.  The Portfolio has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank.  Such a deposit arrangement is an alternative to overnight investments.

6 To reflect the expected Professional Fees for the combined Portfolio.

7 To reflect the expected Shareholder Report Printing and Postage Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES					Ameritas
DECEMBER 31, 2002 (UNAUDITED)					Core Strategies
	Ameritas		Ameritas		Portfolio
	Emerging Growth		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$30,823,060		-	-	$30,823,060
(Cost $34,157,608 and $0 respectively.)
Cash	10,502		-	-	10,502
Receivable for securities sold	95,546		-	-	95,546
Receivable for shares sold	6,823		-	-	6,823
Interest and dividends receivable	21,022		-	-	21,022
Other assets	1,700		-	-	1,700
Total assets	30,958,653		-	-	30,958,653

LIABILITIES
Payable for securities purchased	230,079		-	-	230,079
Payable for shares redeemed	-		-	-	-
Payable to Ameritas Investment Corp.	19,990		-	-	19,990
Payable to Calvert Administrative Services Company	4,247		-	-	4,247
Accrued expenses and other liabilities	37,750		-	-	37,750
Total liabilities	292,066		-	-	292,066
NET ASSETS	$30,666,587		-	-	$30,666,587

NET ASSETS
Paid-in capital applicable to 2,613,670 and 0	$82,698,476		-	-	$82,698,476
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Emerging Growth
and Core Strategies Portfolios, respectively.
Undistributed net investment income	-		-	-	-
Accumulated net realized gain (loss) on investments	(48,697,452)		-	-	(48,697,452)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	(3,334,437)		-	-	(3,334,437)
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$30,666,587		-	-	$30,666,587

NET ASSETS	$30,666,587		-		$30,666,587
SHARES OUTSTANDING	2,613,670	(1)	-	(569,231)	2,044,439	(1)
NET ASSET VALUE	$11.73		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 2,044,439 shares issued to shareholders of the
Emerging Growth Portfolio.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS EMERGING GROWTH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS					Ameritas
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)					Core Strategies
	Ameritas		Ameritas		Portfolio
	Emerging Growth		Core Strategies	Proforma	Proforma
	Portfolio	*	Portfolio	Adjustments	Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$21,617		-	-	$21,617
Dividend income (net of foreign taxes withheld of $2,068	211,218		-	-	211,218
for Emerging Growth Portfolio)			-	-
Total investment income	232,835		-	-	232,835

Expenses:
Investment advisory fee	319,166		-	-	319,166
Transfer agency fees and expenses	11,869		-	-	11,869
Directors' fees and expenses	3,950		-	-	3,950
Administrative fees	50,000		-	-	50,000
Accounting fees	23,610		-	-	23,610
Custodian fees	142,588		-	-	142,588
Professional fees	12,921		-	-	12,921
Reports to shareholders	4,038		-	-	4,038
Miscellaneous	8,166		-	-	8,166
Total expenses	576,308		-	-	576,308
Reimbursement from Advisor	(170,103)		-	-	(170,103)
Fees paid indirectly	(1,928)		-	-	(1,928)
Net expenses	404,277		-	-	404,277

NET INVESTMENT INCOME (LOSS)	(171,442)		-	-	(171,442)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(16,080,476)		-	-	(16,080,476)
Foreign currency transactions	(2,935)		-	-	(2,935)
	(16,083,411)		-	-	(16,083,411)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	(3,027,112)		-	-	(3,027,112)
Assets and liabilities denominated in foreign currencies	76		-	-	76
	(3,027,036)		-	-	(3,027,036)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,110,447)		-	-	(19,110,447)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($19,281,889)		-	-	($19,281,889)

AVERAGE NET ASSETS	42,555,473		-	-	42,555,473
RATIO OF TOTAL EXP TO AVG N/A	1.35%		-	-	1.35%
RATIO OF NET EXP TO AVG N/A	0.95%		-	-	0.95%

* For the year ended December 31, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES					Ameritas
DECEMBER 31, 2002 (UNAUDITED)					Core Strategies
	Ameritas		Ameritas		Portfolio
	Research		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$15,717,626		-	-	$15,717,626
(Cost $17,004,696 and $0 respectively.)
Cash	4,744		-	-	4,744
Receivable for securities sold	99,864		-	-	99,864
Receivable for shares sold	-		-	-	0
Interest and dividends receivable	25,102		-	-	25,102
Other assets	1,920		-	-	1,920
Total assets	15,849,256		-	-	15,849,256

LIABILITIES
Payable for securities purchased	136,773		-	-	136,773
Payable for shares redeemed	17,871		-	-	17,871
Payable to Ameritas Investment Corp.	7,978		-	-	7,978
Payable to Calvert Administrative Services Company	4,247		-	-	4,247
Accrued expenses and other liabilities	23,408		-	-	23,408
Total liabilities	190,277		-	-	190,277
NET ASSETS	$15,658,979		-	-	$15,658,979

NET ASSETS
Paid-in capital applicable to 1,284,009 and 0	$28,005,625		-	-	$28,005,625
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for
Research and Core Strategies Portfolios, respectively.
Undistributed net investment income	41,744		-	-	41,744
Accumulated net realized gain (loss) on investments	(11,101,624)		-	-	(11,101,624)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	(1,286,766)		-	-	(1,286,766)
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$15,658,979		-	-	$15,658,979

NET ASSETS	$15,658,979		-		$15,658,979
SHARES OUTSTANDING	1,284,009	(1)	-	(240,077)	1,043,932	(1)
NET ASSET VALUE	$12.20		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 1,043,932 shares issued to shareholders of the
Research Portfolio.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS RESEARCH PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS						Ameritas
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)						Core Strategies
	Ameritas		Ameritas			Portfolio
	Research		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$11,399		-	-		$11,399
Dividend income (net of foreign taxes withheld of $2,165 for	257,001		-	-		257,001
Research Portfolio)			-	-
Total investment income	268,400		-	-		268,400

Expenses:
Investment advisory fee	145,003		-	-		145,003
Transfer agency fees and expenses	11,886		-	-		11,886
Directors' fees and expenses	1,951		-	-		1,951
Administrative fees	50,000		-	-		50,000
Accounting fees	18,905		-	-		18,905
Custodian fees	69,015		-	-		69,015
Professional fees	12,801		-	-		12,801
Reports to shareholders	2,905		-	-		2,905
Miscellaneous	3,202		-	-		3,202
Total expenses	315,668		-	-		315,668
Reimbursement from Advisor	(127,875)		-	(1,933)	1	(129,808)
Fees paid indirectly	(2,189)		-	-		(2,189)
Net expenses	185,604		-	(1,933)		183,671

NET INVESTMENT INCOME (LOSS)	82,796		-	1,933		84,729

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(5,084,432)		-	-		(5,084,432)
Foreign currency transactions	1,210		-	-		1,210
	(5,083,222)		-	-		(5,083,222)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	(700,606)		-	-		(700,606)
Assets and liabilities denominated in foreign currencies	239		-	-		239
	(700,367)		-	-		(700,367)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,783,589)		-	-		(5,783,589)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($5,700,793)		-	$1,933		($5,698,860)

AVERAGE NET ASSETS	19,333,769		-	-		19,333,769
RATIO OF TOTAL EXP TO AVG N/A	1.63%		-	-		1.63%
RATIO OF NET EXP TO AVG N/A	0.96%		-	-		0.95%	1

* For the year ended December 31, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES					Ameritas
DECEMBER 31, 2002 (UNAUDITED)					Core Strategies
	Ameritas Growth		Ameritas		Portfolio
	With Income		Core Strategies	Proforma	Proforma
	Portfolio		Portfolio	Adjustments	Combined
ASSETS
Investments in securities, at value -	$16,826,241		-	-	$16,826,241
(Cost $18,325,862 and $0 respectively.)
Cash	3,801		-	-	3,801
Receivable for securities sold	11,241		-	-	11,241
Receivable for shares sold	4,933		-	-	4,933
Interest and dividends receivable	22,601		-	-	22,601
Other assets	3,586		-	-	3,586
Total assets	16,872,403		-	-	16,872,403

LIABILITIES
Payable for securities purchased	23,531		-	-	23,531
Payable for shares redeemed	38,383		-	-	38,383
Payable to Ameritas Investment Corp.	10,447		-	-	10,447
Payable to Calvert Administrative Services Company	4,247		-	-	4,247
Accrued expenses and other liabilities	25,126		-	-	25,126
Total liabilities	101,734		-	-	101,734
NET ASSETS	$16,770,669		-	-	$16,770,669

NET ASSETS
Paid-in capital applicable to 1,227,152 and 0	$26,243,302		-	-	$26,243,302
shares of common stock outstanding; $0.01 par
value, 1,000,000,000 shares authorized for Growth With
Income and Core Strategies Portfolios, respectively.
Undistributed net investment income	50,578		-	-	50,578
Accumulated net realized gain (loss) on investments	(8,024,212)		-	-	(8,024,212)
and foreign currency transactions
Net unrealized appreciation (depreciation) on investments	(1,498,999)		-	-	(1,498,999)
and foreign currencies and assets and liabilities
denominated in foreign currencies
NET ASSETS	$16,770,669		-	-	$16,770,669

NET ASSETS	$16,770,669		-		$16,770,669
SHARES OUTSTANDING	1,227,152	(1)	-	(109,107)	1,118,045	(1)
NET ASSET VALUE	$13.67		$15.00		$15.00	(2)

(1) The proforma combined shares outstanding consists of 1,118,045 shares issued to shareholders of the
Growth With Income Portfolio.

(2) The Ameritas Core Strategies Portfolio's net asset value has been established at $15.00 per share.

See Notes to Proforma Financial Statements.

CALVERT VARIABLE SERIES, INC. - AMERITAS GROWTH WITH INCOME PORTFOLIO
CALVERT VARIABLE SERIES, INC. - AMERITAS CORE STRATEGIES PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS						Ameritas
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)						Core Strategies
	Ameritas Growth		Ameritas			Portfolio
	With Income		Core Strategies	Proforma		Proforma
	Portfolio	*	Portfolio	Adjustments		Combined
NET INVESTMENT INCOME
Investment Income:
Interest income	$7,740		-	-		$7,740
Dividend income (net of foreign taxes withheld of $2,332	295,097		-	-		295,097
for Growth With Income Portfolio)			-	-
Total investment income	302,837		-	-		302,837

Expenses:
Investment advisory fee	155,117		-	-		155,117
Transfer agency fees and expenses	12,234		-	-		12,234
Directors' fees and expenses	2,056		-	-		2,056
Administrative fees	50,000		-	-		50,000
Accounting fees	19,142		-	-		19,142
Custodian fees	95,635		-	-		95,635
Professional fees	10,859		-	-		10,859
Reports to shareholders	3,270		-	-		3,270
Miscellaneous	3,657		-	-		3,657
Total expenses	351,970		-	-		351,970
Reimbursement from Advisor	(145,535)		-	(6,204)	1	(151,739)
Fees paid indirectly	(3,749)		-	-		(3,749)
Net expenses	202,686		-	(6,204)		196,482

NET INVESTMENT INCOME (LOSS)	100,151		-	6,204		106,355

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(3,384,276)		-	-		(3,384,276)
Foreign currency transactions	808		-	-		808
	(3,383,468)		-	-		(3,383,468)
Change in unrealized appreciation or (depreciation) on:
Investments and foreign currencies	(2,011,622)		-	-		(2,011,622)
Assets and liabilities denominated in foreign currencies	558		-	-		558
	(2,011,064)		-	-		(2,011,064)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,394,532)		-	-		(5,394,532)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($5,294,381)		-	$6,204		($5,288,177)

AVERAGE NET ASSETS	20,682,271		-	-		20,682,271
RATIO OF TOTAL EXP TO AVG N/A	1.70%		-	-		1.70%
RATIO OF NET EXP TO AVG N/A	0.98%		-	-		0.95%	1

* For the year ended December 31, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002. In addition, the expenses do not include the cost of merging the funds.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1  The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005.  The contractual expense cap is 0.95%.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary items and capital items.

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio (the “Merging Portfolio”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolio will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth Portfolio included in their annual report and semi-annual report dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth and Growth With Income Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio and Ameritas Research Portfolio, (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth and Research Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS EMERGING GROWTH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Emerging Growth, Research and Growth With Income Portfolios

included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH  WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Growth With Income Portfolio (the “Merging Portfolio”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolio will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Growth With Income Portfolio included in their annual report and semi-annual report dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Research Portfolio (the “Merging Portfolio”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolio will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Research Portfolio included in their annual report and semi-annual report dated December 31, 2002 and June 30, 2003, respectively.

CALVERT VARIABLE SERIES, INC. – AMERITAS RESEARCH PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS GROWTH WITH INCOME PORTFOLIO

CALVERT VARIABLE SERIES, INC. – AMERITAS CORE STRATEGIES PORTFOLIO

NOTES TO PROFORMA FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Ameritas Research Portfolio and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) in exchange for shares of the Ameritas Core Strategies Portfolio. Following the transfer, Ameritas Core Strategies Portfolio shares will be distributed to the shareholders of the Merging Portfolios in liquidation of the Merging Portfolios, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Merging Portfolios will receive that number of the Ameritas Core Strategies Portfolio shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the Merging Portfolios.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued a last sale price or official closing price on the primary market in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio in informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Foreign Currency Transactions:  ThePortfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B – RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. (“AIC”) (the “Advisor”) is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. (“ALIC”), a stock life insurance company. ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). Both AIC and Calvert Group, Ltd. (“Calvert”), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 0.75%, of the Portfolio’s average net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through December 31, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company (“CASC”), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolios. For its services, CASC receives an annual fee, payable monthly, of .05% based on the Portfolio’s annual average daily net assets, or a minimum of $50,000 per Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), a subsidiary of Calvert and Acacia Mutual, acts as the shareholder servicing agent for the Portfolios. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director’s fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Variable Series Inc.’s, Ameritas Research and Growth With Income Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

ITEM 16. EXHIBITS.

(1)(a)   Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

            (1)(b)   Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

            (1)(c)   Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.

            (1)(d)   Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

(2)        Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

            (3)  Not Applicable.

            (4)  Form of Agreement and Plan of Reorganization filed herewith.

            (5)  Specimen Stock Certificate (inapplicable).See the following Articles and Sections in the Articles of Incorporation filed as Exhibit (1)(a): 7(d), and 8, and the following sections of the Bylaws filed as exhibit (2); article 1, article 5, article 8.

            (6)(a)   Investment Advisory Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013. Amended Schedule A to the Investment Advisory Agreement Restated December 2001 for Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(b)   Subadvisory Agreement with Atlanta Capital, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(c)   Subadvisory Agreement with SSgA Funds Management, Inc. (Social Balanced), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(d)   Subadvisory Agreement with Grantham, Mayo, Van Otterloo & Co. LLC, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(e)   Subadvisory Agreement with Brown Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(f)    Subadvisory Agreement with Awad Asset Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(g)   Subadvisory Agreement with Massachusetts Financial Services Company, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(h)   Subadvisory Agreement with Fred Alger Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(i)    Subadvisory Agreement with SSgA Funds Management, Inc. (Ameritas Index 500), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(j)    Subadvisory Agreement with Harris Associates L.P., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(k)   Subadvisory Agreement with David L. Babson & Company Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(l)    Subadvisory Agreement with John McStay Investment Counsel, LP, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(m)  Subadvisory Agreement with Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

            (7)  Underwriting Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

            (8)  Not Applicable.

            (9)  Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

            (10)      Not Applicable.

            (11)      Draft Opinion of Counsel, filed herewith.

            (12)      Draft Opinion and Consent of Counsel on Tax Matters, filed herewith.

            (13)      Not Applicable

            (14)      Draft Consent of Independent Accountants filed herewith.

            (15)      Inapplicable.

            (16)      Power of Attorney Forms signed by each Director incorporated by reference to Post Effective Amendment No. 46, dated April 24, 2002 accession number 0000708950-02-000013.

            (17)      Not Applicable.

ITEM 17. UNDERTAKINGS

Not Applicable

NOTICE

Notice is hereby given that this instrument is executed on behalf of the Registrant by an Officer of the Registrant as an Officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the Directors, Officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland, on this 21st day of June, 2003.

CALVERT VARIABLE SERIES, INC.

By: ____________**_________

    Barbara J. Krumsiek

    Director and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                                  TITLE                                      DATE

__________**__________                            Director and

Barbara J. Krumsiek                                         Chairman                                  06/21/03

__________**____________                        Treasurer                                  06/21/03

Ronald M. Wolfsheimer

__________**____________                        Director                                    06/21/03

Arthur J. Pugh

__________**____________                        Director                                    06/21/03

Frank H. Blatz, Jr.

__________**____________                        Director                                    06/21/03

William J. Atherton

__________**____________                        Director                                    06/21/03

Alice Gresham Bullock

__________**____________                        Director                                    06/21/03

Thomas C. Godlasky

__________**____________                        Director                                    06/21/03

M. Charito Kruvant

__________**____________                        Director                                    06/21/03

Cynthia H. Milligan

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Ivy Wafford Duke

EXHIBIT INDEX

11.       Opinion of Counsel

12.       Opinion and Consent of Counsel on Tax Matters

14.       Consent of Independent Auditors